As filed with the Securities and Exchange Commission on February 26, 1999


                       1933 Act Registration No. 33-10438
                       1940 Act Registration No. 811-4919

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-lA

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]


                      Pre-Effective Amendment No. ---  [   ]
                      Post-Effective Amendment No. 27  [ X ]
                                                  ---


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
                             Amendment No. 26   [ X ]
                                           ---
                        (Check appropriate box or boxes.)

                         MITCHELL HUTCHINS SERIES TRUST
               (Exact name of registrant as specified in charter)

                           1285 Avenue of the Americas
                            New York, New York 10019
                    (Address of principal executive offices)
       Registrant's telephone number, including area code: (212) 713-2000

                            DIANNE E. O'DONNELL, Esq.
                     Mitchell Hutchins Asset Management Inc.
                           1285 Avenue of the Americas
                            New York, New York 10019
                     (Name and address of agent for service)



                                   Copies to:
                             ROBERT A. WITTIE, ESQ.
                             ELINOR W. GAMMON, ESQ.
                           Kirkpatrick & Lockhart LLP
                                  Second Floor
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate   Date  of  Proposed  Public   Offering:   Effective  Date  of  this
Post-Effective Amendment.

[   ]    Immediately upon filing pursuant to Rule 485(b)
[   ]    On                   pursuant to Rule 485(b)
               -----------------
[   ]    60 days after filing pursuant to Rule 485(a)(1)
[X  ]    On     May 1, 1999   pursuant to Rule 485(a)(1)
               -----------------
[   ]    75 days after filing pursuant to Rule 485(a)(2)
[   ]    On                   pursuant to Rule 485(a)(2)
               -----------------


Title of Securities Being Registered:  Shares of Beneficial Interest.

MITCHELL HUTCHINS SERIES TRUST

      MONEY MARKET PORTFOLIO

      HIGH GRADE FIXED INCOME PORTFOLIO

      STRATEGIC FIXED INCOME PORTFOLIO

      STRATEGIC INCOME PORTFOLIO

      GLOBAL INCOME PORTFOLIO

      HIGH INCOME PORTFOLIO

      BALANCED PORTFOLIO

      GROWTH AND INCOME PORTFOLIO

      TACTICAL ALLOCATION PORTFOLIO

      GROWTH PORTFOLIO

      AGGRESSIVE GROWTH PORTFOLIO

      SMALL CAP PORTFOLIO

      GLOBAL GROWTH PORTFOLIO


Each fund offers its Class H and Class I shares only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

PROSPECTUS May 1, 1999

-------------------------------

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND'S SHARES AS INVESTMENTS OR DETERMINED WHETHER THIS PROSPECTUS IS COMPLETE OR ACCURATE. TO STATE OTHERWISE IS A CRIME.

CONTENTS

      THE FUNDS                        (PAGE NUMBERS WILL CHANGE)

     -------------------------------------------------------------------

What every investor       4     Money Market Portfolio
should know about
the funds                 7     High Grade Fixed Income Portfolio

                          10    Strategic Fixed Income Portfolio

                          13    Strategic Income Portfolio

                          15    Global Income Portfolio

                          18    High Income Portfolio

                          19    Balanced Portfolio

                          23    Growth and Income Portfolio

                          26    Tactical Allocation Portfolio

                          27    Growth Portfolio

                          30    Aggressive Growth Portfolio

                          34    Small Cap Portfolio

                          35    Global Growth Portfolio

                          38    More on Risks and Investment Strategies

            INVESTING IN THE FUNDS
     -------------------------------------------------------------------

Information for       41      Purchases, Redemptions and Exchanges
managing your Fund    41      Pricing and Valuation
account

Mitchell Hutchins Series Trust
-----------------------------------------------------------------------------


            ADDITIONAL INFORMATION

     -------------------------------------------------------------------

Additional important  43      Management
information about     47      Dividends, Distributions and Taxes
the Funds             48      Financial Highlights

             ------------------------------------------------------

Where to learn more
about these Funds
                                               The funds are not complete or
                                               balanced investment programs.
                                               --------------------------------

Mitchell Hutchins      Money Market Portfolio
-------------------------------------------------

MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE:

Maximum current income consistent with liquidity and conservation of capital

PRINCIPAL INVESTMENT STRATEGIES:

The fund is a money market mutual fund and is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share.

The fund invests in a diversified portfolio of high quality, short-term U.S. dollar-denominated money market instruments and related repurchase agreements. These instruments include

o commercial paper and other short-term corporate obligations of U.S. and foreign issuers

o     U.S. government securities

o     obligations of U.S. and foreign banks

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, evaluates its investments based on credit analysis and interest rate outlook. Because the fund buys and sells its portfolio securities based on considerations of safety of principal and liquidity, the fund may not buy securities that pay the highest yield. The fund may attempt to increase its yield by trading to take advantage of short-term market variations.

PRINCIPAL RISKS:

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The principal risks presented by the fund are:

o     Interest Rate Risk

o     Credit Risk

For an explanation of each of these risks, see "More on Risks and Investment Strategies," below.

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMIANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS)

Mitchell Hutchins      Money Market Portfolio
-------------------------------------------------

PERFORMANCE
-----------

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance. The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts.

The bar chart shows how the fund's performance has varied from year to year. The chart shows Class H shares, which were the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns over several time periods.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

      TOTAL RETURN ON CLASS H SHARES



                                   [BAR CHART]

      Best quarter during years shown:    ___ quarter, 19__ -- _____%
      Worst quarter during years shown:  ___ quarter, 19__ -- _____%

Mitchell Hutchins      Money Market Portfolio
-------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

CLASS                              CLASS H
INCEPTION DATE                     5/04/87
ONE YEAR
FIVE YEARS
TEN YEARS
LIFE OF CLASS

Mitchell Hutchins       High Grade Fixed Income Portfolio
-----------------------------------------------------------

HIGH GRADE FIXED INCOME PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE:

Primarily, current income consistent with the preservation of capital; secondarily, capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in a portfolio of U.S. government bonds, mortgage- and asset-backed securities of both government and private issuers and high quality corporate bonds. These high quality bonds are rated in one of the two highest rating categories or are of comparable quality. The fund uses interest rate futures contracts and other derivatives to help manage its portfolio "duration." "Duration" is a measure of the fund's exposure to interest rate risk.

The fund also invests, to a lesser extent, in corporate bonds that are investment grade but not high quality and in securities of foreign issuers that are denominated in U.S. dollars and traded in U.S. markets.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, allocates its assets among bond market sectors and industries by deciding which sectors and industries provide the best relative values under prevailing conditions.

Mitchell Hutchins selects industries and companies within the corporate bond sector using a proprietary financial forecasting model and by performing fundamental credit analysis based on cash flows and the ability of the issuer to make required payments on its debt. Mitchell Hutchins chooses specific securities that it believes provide the best combination of income, liquidity and potential for gain relative to risk of loss.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund. The principal risks presented by the fund are:

o     Interest Rate Risk

o     Credit Risk

o     Prepayment Risk

o     Derivatives Risk

For an explanation of each of these risks, see "More on Risks and Investment Strategies," below.

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMIANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins       High Grade Fixed Income Portfolio
-----------------------------------------------------------

PERFORMANCE
-----------

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance. The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, which were the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns over several time periods compared to the return of a broad-based market index.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This is especially true for periods prior to July 21, 1995, which is when Mitchell Hutchins assumed day-to-day portfolio management responsibility from a sub-adviser.



      TOTAL RETURN ON CLASS H SHARES

                                   [BAR CHART]





      Best quarter during years shown:    ___ quarter, 19__ -- _____%
      Worst quarter during years shown:  ___ quarter, 19__ -- _____%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998


CLASS                             CLASS H    LEHMAN BROTHERS
                                             GOVERNMENT BOND
                                                INDEX
INCEPTION DATE                    11/08/93
ONE YEAR
FIVE YEARS
LIFE OF CLASS

Mitchell Hutchins       Strategic Fixed Income Portfolio
---------------------------------------------------------

STRATEGIC FIXED INCOME PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE:

Total return with low volatility.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests in bonds with varying maturities, although it normally limits its overall portfolio "duration" to between three and eight years. "Duration" is a measure of the fund's exposure to interest rate risk. The fund invests primarily in

o mortgage- and asset-backed securities of both government and private issuers

o     investment grade corporate bonds

o     U.S. and foreign government bonds

o     money market instruments

The fund also invests, to a lesser extent, in bonds that are below investment grade. Securities rated below investment grade are commonly known as "junk bonds." The fund invests in when-issued or delayed delivery bonds as a leveraging technique to increase its return.

The fund uses interest rate futures and other derivatives to help manage its portfolio duration.

Mitchell Hutchins Asset Management Inc. has appointed Pacific Investment Management Company ("PIMCO") as the fund's sub-adviser. PIMCO analyzes U.S. economic and market conditions, as well as other factors, to decide on a portfolio duration and to allocate fund assets to bonds of different credit qualities, maturities, types and coupon interest rates. PIMCO seeks bonds that it believes to be relatively undervalued and selects bonds based on various factors, including economic forecasts, anticipated interest rate levels and expected prepayment rates on the mortgages supporting mortgage-backed bonds. PIMCO selects specific bonds by analyzing their relative value and risk characteristics.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund. The principal risks presented by the fund are:

o     Interest Rate Risk

o     Credit Risk

o     Prepayment Risk

o     Foreign Securities Risk

o     Leverage Risk

o     Derivatives Risk

For an explanation of each of these risks, see "More on Risks and Investment Strategies," below.

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMIANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins       Strategic Fixed Income Portfolio
---------------------------------------------------------

PERFORMANCE
-----------

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance. The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, which were the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns over several time periods compared to the return of a broad-based market index.

The fund's past performance does not necessarily indicate how the fund will perform in the future. This is especially true for periods prior to September 21, 1995, which is when PIMCO assumed portfolio management responsibility from Mitchell Hutchins.


      TOTAL RETURN ON CLASS H SHARES

                                   [BAR CHART]

      Best quarter during years shown:    ___ quarter, 19__ -- _____%
      Worst quarter during years shown:  ___ quarter, 19__ -- _____%

Mitchell Hutchins       Strategic Fixed Income Portfolio
---------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998
CLASS                             CLASS H    LEHMAN BROTHERS
                                              MORTGAGE BOND
                                                  INDEX
INCEPTION DATE                    7/05/89
ONE YEAR
FIVE YEARS
LIFE OF CLASS

Mitchell Hutchins       Strategic Income Portfolio
--------------------------------------------------

STRATEGIC INCOME PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------
Mitchell Hutchins       Strategic Income Portfolio
--------------------------------------------------

FUND OBJECTIVE:

High level of current income and, secondarily, capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The fund strategically allocates investments among three bond market sectors:

o     U.S. government and investment grade bonds;

o U.S. high yield bonds (sometimes called "junk bonds"), including preferred stock and bonds that are convertible into common stock; and

o     Foreign and emerging market bonds.

Each of these sectors generally reacts in different ways or at different times to changes in interest rates or to particular economic events. This means that when one sector underperforms the market as a whole, another sector may outperform the market.

The fund normally invests in each of the three sectors. However, the fund's investment adviser, Mitchell Hutchins Asset Management Inc., tries to take advantage of changes in the relative performance of different sectors by allocating a larger percentage of the fund's assets to those sectors that it believes are undervalued. Selections of specific securities are based on market outlook, investment research, geographic analysis and forecasts of interest rates and currency exchange rates. The fund sometimes uses forward currency contracts to hedge against foreign currency risk.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund. The principal risks presented by the fund are:

o     Interest Rate Risk

o     Credit Risk

o     Sector Allocation Risk

o     Foreign Securities Risk

o     Emerging Markets Risk

o     Equity Risk

o     Non-Diversified Status Risk

o     Prepayment Risk

o     Derivatives Risk

For an explanation of each of these risks, see "More on Risks and Investment Strategies," below.

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMIANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Strategic Income Portfolio commenced operations on , 1998. As a result, the fund does not have performance information of at least one calendar year to include in a bar chart or table reflecting average annual returns.

Mitchell Hutchins       Global Income Portfolio
-------------------------------------------------

GLOBAL INCOME PORTFOLIO

INVESTMENT OBJECTIVES AND STRATEGIES
------------------------------------

FUND OBJECTIVE:

Primarily, high current income consistent with prudent investment risk; secondarily, capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in high quality bonds of governmental and private issuers in the U.S. and developed foreign countries. These high quality bonds are rated in one of the two highest rating categories or are of comparable quality. The fund also invests, to a lesser extent, in lower quality bonds, including bonds of issuers in emerging markets. These may include bonds that have very low credit ratings, but that Mitchell Hutchins Asset Management Inc., the fund's investment adviser, believes provide a return that is high enough to justify the additional risk. Some of the fund's bonds may be backed by mortgages.

Mitchell Hutchins normally invests a portion of the fund's assets in bonds of U.S. government and private issuers, and allocates the balance of the fund's portfolio among bonds of issuers in different foreign countries. Mitchell Hutchins determines the allocation to different geographic areas, countries and industries based upon its assessment of fundamental economic strengths, credit quality and currency and interest rate trends. Mitchell Hutchins uses forward currency contracts to increase or decrease the fund's exposure to various foreign currencies.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund. The principal risks presented by the fund are:

o     Interest Rate Risk

o     Foreign Securities Risk

o     Sovereign Risk

o     Sector Allocation Risk

o     Currency Risk

o     Emerging Markets Risk

o     Credit Risk

o     Non-Diversified Status Risk

o     Prepayment Risk

o     Derivatives Risk

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING SUCH REPORTS).

Mitchell Hutchins       Global Income Portfolio
-------------------------------------------------

PERFORMANCE
-----------

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance. The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, which were the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns over several time periods compared to the return of a broad-based market index.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


TOTAL RETURN ON CLASS H SHARES

                                   [BAR CHART]

      Best quarter during years shown:    ___ quarter, 19__ -- _____%
      Worst quarter during years shown:  ___ quarter, 19__ -- _____%

Mitchell Hutchins       Global Income Portfolio
-------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998


CLASS                             CLASS H     SALOMON BROTHERS
(INCEPTION DATE)                  5/01/88     WORLD GOVERNMENT
                                                 BOND INDEX
ONE YEAR
FIVE YEARS
TEN YEARS
LIFE OF CLASS

Mitchell Hutchins       High Income Portfolio
-------------------------------------------------

HIGH INCOME PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE:

High income.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in a diversified range of high yield U.S. and foreign corporate bonds (sometimes called "junk bonds"). The fund also invests, to a lesser extent, in preferred stocks and bonds that are convertible into common stock and other types of bonds.

The fund's investment adviser, Mitchell Hutchins, uses a three step investment process to find the best relative values in the bond markets in which the fund invests: industry selection; company selection and security selection.

Mitchell Hutchins allocates the fund's assets among industry groups by analyzing economic factors, industry dynamics and yield spreads to determine which industries provide the most attractive investment opportunities. Mitchell Hutchins selects companies within these industries using a proprietary financial forecasting model and by performing fundamental credit analysis based on cash flows and other factors. Finally, Mitchell Hutchins chooses from among the types of securities offered by these companies to select those that appear to offer the best relative values. All aspects of this process rely on Mitchell Hutchins' economic, credit, quantitative and market research.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund. The principal risks presented by the fund are:

o     Interest Rate Risk

o     Credit Risk

o     Foreign Securities Risk

o     Emerging Markets Risk

o     Equity Risk

For an explanation of each of these risks, see "More on Risks and Investment Strategies," below.

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMIANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

High Income Portfolio commenced operations on [month/day , 1998. As a result, the fund does not have performance information of at least one calendar year to include in a bar chart or table reflecting average annual returns.

Mitchell Hutchins       Balanced Portfolio
-------------------------------------------------

BALANCED PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE:

High total return with low volatility.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in a combination of three asset classes:

o     stocks

o     bonds (investment grade bonds and U.S. government securities)

o     cash (money market instruments)

The fund may invest in securities of foreign issuers that are traded in U.S. dollars and in U.S. markets. The fund may invest, to a lesser extent, in bonds that are not investment grade. The fund's investment adviser, Mitchell Hutchins Asset Management Inc., may use futures contracts and other derivatives to adjust the fund's exposure to different asset classes and to manage the "duration" of its bond investments. "Duration" is a measure of the fund's exposure to interest rate risk.

The fund keeps at least 25% of its total assets invested in fixed income securities (bonds and cash) at all times. The fund's investment adviser, Mitchell Hutchins, believes that this fixed income allocation should make the fund's volatility lower than that of funds that invest solely in stocks.

Mitchell Hutchins believes that returns on stocks, bonds and money market instruments reflect the consensus expectations for key economic variables, such as interest rates, profit growth and inflation. Mitchell Hutchins seeks to reallocate the fund's assets from time to time before changes in the consensus outlook have been fully discounted by the market. Mitchell Hutchins applies fundamental valuation techniques to the consensus data to determine whether the expected return from stocks is sufficient to offset the additional risk when compared to bonds and relatively risk-free money market instruments. Mitchell Hutchins changes the fund's asset allocations from time to time in response to significant changes in expected returns.

Mitchell Hutchins uses the following process to select individual securities for each asset class:

o STOCKS. Mitchell Hutchins uses its own Factor Valuation Model to identify companies that appear undervalued. The model ranks companies based on "value" factors, such as dividends, cash flows, earnings and book values, as well as on "growth" factors, such as earnings momentum and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those in the top 20% identified by the model.

o BONDS. Mitchell Hutchins selects bonds based on its analysis of their maturity and risk structures (comparing yields on U.S. Treasury bonds to yields on riskier types of bonds).

o MONEY MARKET INSTRUMENTS. Mitchell Hutchins selects money market instruments based on its judgment of how they can further the fund's investment objective.

As of December 31, 1998, the fund's net assets were allocated % to stocks, % to bonds and % to cash. As of June 30, 1998, the fund's net assets were allocated % to stocks, % to bonds and % to cash.

Mitchell Hutchins       Balanced Portfolio
-------------------------------------------------

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund. The principal risks presented by the fund are:

o     Equity Risk

o     Sector Allocation Risk

o     Interest Rate Risk

o     Credit Risk

o     Derivatives Risk

o     Foreign Securities Risk

For an explanation of each of these risks, see "More on Risks and Investment Strategies," below.

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMIANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins       Balanced Portfolio
-------------------------------------------------

PERFORMANCE
-----------

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance. The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, which were the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns over several time periods compared to two broad-based market indices - one for stocks and one for bonds.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


      TOTAL RETURN ON CLASS H SHARES

                                   [BAR CHART]

      Best quarter during years shown:    ___ quarter, 19__ -- _____%
      Worst quarter during years shown:  ___ quarter, 19__ -- _____%

Mitchell Hutchins       Balanced Portfolio
-------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998


                                       S&P 500 COMPOSITE   [LEHMAN BROTHERS
CLASS                     CLASS H      STOCK PRICE INDEX]    INTERMEDIATE
                                                             TREASURY BOND
                                                                INDEX]
INCEPTION DATE            6/01/88
ONE YEAR
FIVE YEARS
TEN YEARS
LIFE OF CLASS

Mitchell Hutchins       Growth and Income Portfolio
------------------------------------------------------

GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE:

Current income and capital growth.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in dividend-paying stocks of companies that its investment adviser, Mitchell Hutchins Asset Management Inc., believes have potential for rapid earnings growth.

The fund also invests, to a lesser extent, in bonds when Mitchell Hutchins believes those investments offer opportunities for capital appreciation because interest rates may fall or credit factors or ratings affecting particular issuers may improve. The fund may invest in securities of foreign issuers that are denominated in U.S. dollars and traded in U.S.
markets.

In selecting stocks for the fund, Mitchell Hutchins uses its own Factor Valuation Model to identify companies that appear undervalued. The model ranks companies based on "value" factors such as dividends, cash flows, earnings and book values, as well as on "growth" factors, such as earnings momentum and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those in the top 20% identified by the model.


PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund. The principal risks presented by the fund are:

o     Equity Risk

o     Interest Rate Risk

o     Credit Risk

o     Foreign Securities Risk

For an explanation of each of these risks, see "More on Risks and Investment Strategies," below.

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMIANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins       Growth and Income Portfolio
------------------------------------------------------

PERFORMANCE
-----------

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance. The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares because they have the longer performance history.

The table that follows the bar chart shows the average annual returns over several time compared to a broad-based market index.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


      TOTAL RETURN ON CLASS H SHARES

                                   [BAR CHART]





      Best quarter during years shown:    ___ quarter, 19__ -- _____%
      Worst quarter during years shown:  ___ quarter, 19__ -- _____%

Mitchell Hutchins       Growth and Income Portfolio
------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998


CLASS                             CLASS H        S&P 500
                                             COMPOSITE STOCK
                                               PRICE INDEX
INCEPTION DATE                    1/02/92
ONE YEAR
FIVE YEARS
LIFE OF CLASS

Mitchell Hutchins       Tactical Allocation Portfolio
-----------------------------------------------------

TACTICAL ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE:

Total return, consisting of long-term capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES:

The fund allocates its assets between

o a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index and

o a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, reallocates the fund's assets in accordance with the recommendations of its own Tactical Allocation Model on the first business day of each month.

The Tactical Allocation Model attempts to track the performance of the S&P 500 Index in periods of strong market performance. The Model attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downturn in stock prices or significant loss in value. The Model can recommend stock allocations of 100%, 75%, 50% 25% or 0%.

If the Tactical Allocation Model recommends a stock allocation of less than 100%, the Model also recommends a fixed income allocation for the remainder of the fund's assets. The Model uses a bond risk premium determination to decide whether to recommend five-year U.S. Treasury notes or 30-day U.S. Treasury bills.

When the Tactical Allocation Model recommends a more than 50% fixed income allocation, the fund must invest in other high quality bonds or money market instruments to the extent needed to limit the fund's investments in U.S. Treasury obligations to no more than 55% of its assets. This limit is imposed by Internal Revenue Code diversification requirements for segregated asset accounts used to fund variable annuity or variable life contracts.

As of December 31, 1998, the fund's net assets were allocated % to stocks and % to bonds.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund. The principal risks presented by the fund are:

o     Equity Risk

o     Sector Allocation Risk

o     Interest Rate Risk

For an explanation of each of these risks, see "More on Risks and Investment Strategies," below.

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMIANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Tactical Allocation Portfolio commenced operations on [month/day ], 1998. As a result, the fund does not have performance information of at least one calendar year to include in a bar chart or table reflecting average annual returns.

Mitchell Hutchins       Growth Portfolio
-------------------------------------------------

GROWTH PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE:

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in stocks of companies that Mitchell Hutchins Asset Management Inc., its adviser, believes have substantial potential for capital growth.

The fund also invests, to a lesser extent, in other securities, including bonds. The fund invests in bonds when Mitchell Hutchins believes those investments offer opportunities for capital appreciation because interest rates may fall or credit factors or ratings affecting particular issuers may improve. The fund may invest in securities of foreign issuers that are denominated in U.S. dollars and traded in U.S. markets.

The fund may invest in companies of any size, including small capitalization companies.

In selecting stocks for the fund, Mitchell Hutchins combines a "bottom up" stock-by-stock approach with a modified, growth-oriented version of its own Factor Valuation Model to identify companies that appear to have potential for above-average growth in earnings, cash flow and/or book value. The model ranks companies based on "growth" factors such as earnings momentum, stock price movement, economic sensitivity and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those in the top 20% identified by the model.

This flexibility allows the fund to invest more of its assets in companies that have greater earnings growth potential regardless of their market capitalizations. When investing in smaller companies, the Team places more emphasis on the trading volume of the company's stock..

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund. The principal risks presented by the fund are:

o     Equity Risk

o     Small Cap Companies Risk

o     Foreign Securities Risk

o     Interest Rate Risk

o     Credit Risk

For an explanation of each of these risks, see "More on Risks and Investment Strategies," below.

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMIANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins       Growth Portfolio
-------------------------------------------------

PERFORMANCE
-----------

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance. The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, which were the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns over several time periods compared to a broad-based market index.

The fund's past performance does not necessarily indicate how the fund will perform in the future.


      TOTAL RETURN ON CLASS H SHARES

                                   [BAR CHART]





      Best quarter during years shown:    ___ quarter, 19__ -- _____%
      Worst quarter during years shown:  ___ quarter, 19__ -- _____%

Mitchell Hutchins       Growth Portfolio
-------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

                                                  S&P 500 COMPOSITE
CLASS                              CLASS H        STOCK PRICE INDEX
INCEPTION DATE                     5/04/87
ONE YEAR
FIVE YEARS
TEN YEARS
LIFE OF CLASS

Mitchell Hutchins       Aggressive Growth Portfolio
------------------------------------------------------

AGGRESSIVE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE:

Maximizing long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in common stocks of U.S. companies that its sub-adviser, Nicholas-Applegate Capital Management, expects to grow faster than the average rate of companies in the S&P 500 Composite Stock Price Index.

The fund invests, to a lesser extent, in preferred stocks, convertible securities and investment grade bonds. The fund may invest in securities of foreign issuers that are denominated in U.S. dollars and traded in U.S. markets.

The fund invests in companies that are diversified over a cross-section of industries. The fund's investments may include growth companies, cyclical companies or companies that Nicholas-Applegate believes to be undergoing a basic change in operations or markets that would result in a significant improvement in earnings. The fund may invest in companies of any size, including small capitalization companies.

In selecting investments for the fund, Nicholas-Applegate uses a proprietary investment methodology to identify companies with attractive earnings and growth potential and to evaluate their investment prospects.


PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund. The principal risks presented by the fund are:

o     Equity Risk

o     Foreign Securities Risk

o     Small Cap Companies Risk

o     Interest Rate Risk

o     Credit Risk

For an explanation of each of these risks, see "More on Risks and Investment Strategies," below.

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMIANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins       Aggressive Growth Portfolio
------------------------------------------------------

PERFORMANCE
-----------

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance. The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, which were the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns over several time periods compared to a broad-based market index.

The fund's past performance does not necessarily indicate how the fund will perform in the future.



      TOTAL RETURN ON CLASS H SHARES

                                   [BAR CHART]

      Best quarter during years shown:    ___ quarter, 19__ -- _____%
      Worst quarter during years shown:  ___ quarter, 19__ -- _____%

Mitchell Hutchins       Growth Portfolio
-------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998


CLASS                             CLASS H        S&P 500
                                             COMPOSITE STOCK
                                               PRICE INDEX
INCEPTION DATE                   11/02/93
ONE YEAR
FIVE YEARS
LIFE OF CLASS

Mitchell Hutchins       Small Cap Portfolio
-------------------------------------------------

SMALL CAP PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE:

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in stocks of small capitalization ("small cap") companies, which are defined as companies that have market capitalizations of up to $1 billion.

The fund may invest, to a lesser extent, in stocks of larger companies, preferred stocks, and bonds, including convertible securities. The fund would invest in bonds when its investment adviser, Mitchell Hutchins Asset Management Inc., believes those investments offer opportunities for capital appreciation because interest rates may fall or credit factors or ratings affecting particular issuers may improve. The fund may invest in securities of foreign issuers that are denominated in U.S. dollars and traded in U.S.
markets.

In selecting stocks for the fund, Mitchell Hutchins uses its own Factor Valuation Model to identify companies that appear undervalued. The model ranks companies based on "value" factors such as dividends, cash flows, earnings and book values, as well as on "growth" factors, such as earnings momentum and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those of small cap companies in the top 20% identified by the model.


PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund. The principal risks presented by the fund are:

o     Small Cap Companies Risk

o     Equity Risk

o     Foreign Securities Risk

o     Interest Rate Risk

o     Credit Risk

For an explanation of each of these risks, see "More on Risks and Investment Strategies," below.

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMIANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Small Cap Portfolio commenced operations on [month/day ], 1998. As a result, the fund does not have performance information of at least one calendar year to include in a bar chart or table reflecting average annual returns

Mitchell Hutchins       Global Growth Portfolio
-------------------------------------------------

GLOBAL GROWTH PORTFOLIO

INVESTMENT OBJECTIVES AND STRATEGIES
------------------------------------

FUND OBJECTIVE:

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:

The fund invests primarily in stocks of companies in the United States and in foreign countries that are represented in the MSCI Europe, Australia and Far East Index. The EAFE Index reflects stocks in most developed countries outside North America. The fund also invests, to a lesser extent, in stocks of issuers in other countries, including emerging markets, and in U.S. and foreign bonds.

The fund's investment adviser, Mitchell Hutchins Asset Management Inc., allocates the fund's assets between U.S. and foreign markets based on how it expects U.S. stock markets to perform in comparison to stock markets in certain of the EAFE countries. Mitchell Hutchins may increase the allocation of the fund's assets to either the U.S. or foreign markets if it believes that one of those markets has a greater potential for high returns, relative to the risk of loss. Mitchell Hutchins may use futures and forward currency contracts to adjust the fund's exposure to either the U.S. or foreign markets.

Mitchell Hutchins manages the fund's U.S. investments using its own Factor Valuation Model to identify companies that appear undervalued. The model ranks companies based on "value" factors, such as dividends, cash flows, earnings and book values, as well as on "growth" factors, such as earnings momentum and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those identified by the model.

Mitchell Hutchins has appointed Invista Capital Management LLC as the sub-adviser for the fund's foreign investments. Invista selects foreign stocks for the fund through a qualitative analysis of the fundamental business prospects of industries and of individual companies and by making a quantitative assessment of the relative risks presented by the countries in which those companies operate.

PRINCIPAL RISKS:

An investment in the fund is not guaranteed; investors may lose money by investing in the fund. The principal risks presented by the fund are:

o     Equity Risk

o     Sector Allocation Risk

o     Foreign Securities Risk

o     Emerging Markets Risk

o     Currency Risk

o     Interest Rate Risk

o     Credit Risk

o     Derivatives Risk

INFORMATION ON THE FUND'S RECENT INVESTMENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING SUCH REPORTS).

Mitchell Hutchins       Global Growth Portfolio
-------------------------------------------------

PERFORMANCE
-----------

RISK/RETURN BAR CHART AND TABLE:

The following bar chart and table provide information about the fund's performance. The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, which were the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns over several time periods compared to a broad-based market index.

The fund's past performance does not indicate how the fund will perform in the future. This may be particularly true for the period prior to November 2, 1998, which is the date on which Mitchell Hutchins and Invista assumed day-to-day management of the fund's assets. Prior to that date, another sub-adviser was responsible for managing all the fund's assets.



TOTAL RETURN ON CLASS H SHARES

                                   [BAR CHART]

      Best quarter during years shown:    ___ quarter, 19__ -- _____%
      Worst quarter during years shown:  ___ quarter, 19__ -- _____%

Mitchell Hutchins       Global Growth Portfolio
-------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1998

CLASS                                            MSCI
(INCEPTION DATE)                  CLASS H   INTERNATIONAL
                                 05/04/87    WORLD INDEX
ONE YEAR
FIVE YEARS
TEN YEARS
LIFE OF CLASS

Mitchell Hutchins Series Trust
-------------------------------------

MORE ON RISKS AND INVESTMENT STRATEGIES
---------------------------------------

PRINCIPAL RISKS

The main risks of investing in one or more of the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is greater for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. Some of these low quality bonds may be in default when purchased by a fund.

CURRENCY RISK. Currency risk is the risk that the value of a foreign currency in which one or more of a fund's investments are denominated will fall in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

DERIVATIVES RISK. The value of "derivatives" - so-called because their value "derives" from the value of an underlying asset, reference rate or index - may rise or fall more rapidly than other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options, futures contracts and forward currency contracts are examples of derivatives. If a fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, it is possible that the hedge will not succeed. This may happen for various reasons, including unexpected changes in the value of the derivatives that are not matched by opposite changes in the value of the rest of the fund's portfolio.

EMERGING MARKETS RISK. Securities of issuers located in emerging market countries are subject to all of the risks of other foreign securities (see below). However, the level of those risks often is higher due to the fact that political, legal and economic systems in emerging market countries may be less fully developed and less stable than those in developed countries. Emerging market securities also may be subject to additional risks, such as lower liquidity and larger changes in value.

EQUITY RISK. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. A fund may lose a substantial part, or even all, of its investment in a company's stock.

FOREIGN SECURITIES RISK. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. When securities are denominated in foreign currencies, they also are subject to currency risk (see above).

INTEREST RATE RISK. The value of bonds can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk

Mitchell Hutchins Series Trust
-------------------------------------

that interest rates will rise, so that the value of a fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. government and other very high quality bonds, changes in interest rates may actually have a greater effect on the value of those bonds than on lower quality bonds.

LEVERAGE RISK Leverage involves increasing the total assets in which a fund can invest beyond the level of the fund's net assets. Because leverage increases the amount of a fund's assets, it can magnify the effect on the fund of changes in market values. As a result, while leverage can increase a fund's income and potential for gain, it also can increase expenses and the risk of loss. Strategic Fixed Income Portfolio, which uses leverage by investing in when-issued and delayed delivery bonds, attempts to limit the potential magnifying effect of the leverage by managing its portfolio duration.

NON-DIVERSIFIED STATUS RISK. This means that a fund may invest more than 5%, but no more than 25%, of its total assets in securities of a single issuer (other than the U.S. government). When a fund holds a large position in the securities of one issuer, changes in the financial condition or in the market's assessment of that issuer may cause larger changes in the fund's total return and in the price of its shares than if the fund held only a smaller position.

PREPAYMENT RISK. Payments on bonds that are backed by mortgage loans or similar assets may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. As a result, a fund may need to reinvest these early payments at those lower interest rates, thus reducing its income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the underlying loans to be outstanding for a longer time. This can cause the market value of the security to fall because the market may view its interest rate to be too low for a longer term investment.

SECTOR ALLOCATION RISK. Mitchell Hutchins may not be successful in choosing the best allocation among market sectors. A fund that allocates its assets among market sectors is more dependent on Mitchell Hutchins' ability to successfully assess the relative values in each sector than are funds that do not do so.

The Mitchell Hutchins Tactical Allocation Model may not correctly predict the times to shift Tactical Allocation Portfolio's assets from one type of investment to another.

SMALL CAP COMPANIES RISK. Securities of small cap companies generally involve greater risk than securities of larger companies because small cap companies may be more vulnerable to adverse business or economic developments. Small cap companies also may have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of small cap companies may be less liquid and more volatile than securities of larger companies or the market averages in general. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

SOVEREIGN RISK. Investments in foreign government bonds involve special risks because the investors may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can be of considerable significance.


ADDITIONAL RISKS

YEAR 2000 RISK. The funds could be adversely affected by problems relating to the inability of computer systems used by Mitchell Hutchins and the funds' other service providers to recognize the year 2000. While year 2000-related computer

Mitchell Hutchins Series Trust
-------------------------------------

problems could have a negative effect on the funds, Mitchell Hutchins is working to avoid these problems with respect to its own computer systems and to obtain assurances from service providers that they are taking similar steps.

Similarly, the companies in which the funds invest and trading systems used by the funds could be adversely affected by this issue. The ability of a company or trading system to respond successfully to the issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact on the funds.

ADDITIONAL INVESTMENT STRATEGIES

DEFENSIVE POSITIONS; CASH RESERVES In order to protect itself from adverse market conditions, a fund may take a defensive position that is different from its normal investment strategy. This means that the fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments. Since these investments provide relatively low income, a defensive position may not be consistent with achieving a fund's investment objective.

Strategic Income Portfolio, Global Income Portfolio and Balanced Portfolio each may invest in money market instruments on an unlimited basis as part of its ordinary investment strategy. Money Market Portfolio invests exclusively in money market instruments. Each of the other funds may invest up to 35% of its total assets in cash or money market instruments as a cash reserve for liquidity or other purposes.

PORTFOLIO TURNOVER. Each fund may engage in frequent trading in order to achieve its investment objective. Frequent trading may result in a high portfolio turnover rate and higher fund expenses due to transaction costs.

Mitchell Hutchins Series Trust
-------------------------------------

INVESTING IN THE FUNDS

PURCHASES, REDEMPTIONS AND EXCHANGES

Shares of the funds are sold only to insurance company separate accounts that fund benefits under variable annuity or variable life insurance contracts. These separate accounts are the shareholders of the funds - not the individual contract owners. However, the separate accounts may pass through voting rights to the contract owners.

The funds offer both Class H and Class I shares, and both classes of shares are sold and redeemed at net asset value.

o Class H shares are offered only to separate accounts where the related insurance company receives no payments from the fund with respect to its services in connection with the sale of the fund's shares.

o Class I shares are offered to separate accounts where the related insurance company receives such payments and are subject to a distribution fee at the annual rate of 0.25% of net assets attributable to the fund's Class I shares. As a result, Class I shares have higher ongoing expenses than Class H shares of the same fund.

An insurance company separate account may exchange shares of one fund for shares of the same class in another fund at their relative net asset values per share, provided that the separate account invests in both funds. A particular insurance company separate account may not invest in all funds or classes of fund shares.

The funds and Mitchell Hutchins (for Class I shares) reserve the right to reject any purchase order and to suspend the offering of a fund's shares for a period of time.

PRICING AND VALUATION

Insurance company separate accounts buy, sell or exchange fund shares at their net asset values. Each fund calculates net asset value separately for each class as of the close of trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the funds' net asset value per share will be calculated as of the time trading was halted.

MONEY MARKET PORTFOLIO'S net asset value per share is expected to be $1.00 per share, although this value is not guaranteed. Money Market Portfolio values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity.


OTHER FUNDS. Each other fund calculates its net asset value based on the current market value for its portfolio securities. The funds normally obtain market values for their securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the funds' board of trustees. The funds normally use the amortized cost method to value bonds that will mature in 60 days or less.


Judgment plays a greater role in valuing thinly traded securities, including many lower-rated bonds, because there is less reliable, objective data available.

The funds calculate the U.S. dollar value of investments that are denominated in foreign currencies daily, based on current exchange rates. A fund may own securities, including some securities that trade primarily in foreign markets, that trade on weekends or other days on which a fund does not calculate net asset value. A fund may use fair value methods to reflect material changes in the value of foreign securities that occur after the close of trading in the principal foreign market but before the close of the NYSE. This policy is intended to assure that the fund's net asset value fairly reflects security values as of 4:00 p.m., Eastern time.

Mitchell Hutchins Series Trust
-------------------------------------

MANAGEMENT
----------

INVESTMENT ADVISERS

Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of each fund. Mitchell Hutchins is located at 1285 Avenue of the Americas, New York, New York 10019, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On March 31, 1999, Mitchell Hutchins was adviser or sub-adviser to ______ investment companies with _______ separate funds and aggregate assets of approximately $______ billion.

Pacific Investment Management Company is the sub-adviser for Strategic Fixed Income Portfolio. It is located at 840 Newport Center Drive, Suite 360, Newport Beach, California 92660. On February 28, 1999, PIMCO had approximately $___ billion in assets under management and was the adviser or sub-adviser of ___ investment companies with _____ portfolios and aggregate net assets of approximately $___ billion.

Nicholas-Applegate Capital Management is the sub-adviser for Aggressive Growth Portfolio. It is located at 600 West Broadway, 29th Floor, San Diego, California 92101. On March 31, 1999, Nicholas-Applegate had approximately $___ billion in assets under management and was the adviser or sub-adviser of ____ investment companies with portfolios and aggregate net assets of approximately $____ billion.

Invista Capital Management, LLC is the sub-adviser for Global Growth Portfolio's foreign investments. It is located at 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309. As of January 31, 1999, Invista managed approximately $___ in client assets.

The funds have received an exemptive order from the SEC to permit the board to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval. A fund's shareholders must approve this policy before the board may implement it. As of April 30, 1999, only the shareholders of Global Growth Portfolio have done so.

ADVISORY FEES

The funds paid advisory fees to Mitchell Hutchins for the most recent fiscal year at the following rates based on average daily net assets:

Money Market Portfolio               0.50%
High Grade Fixed Income Portfolio    0.50%
Strategic Fixed Income Portfolio     0.50%
Strategic Income Portfolio           0.75%
Global Income Portfolio              0.75%
High Income Portfolio                0.50%
Balanced Portfolio                   0.75%
Growth and Income Portfolio          0.70%
Tactical Allocation Portfolio        0.50%
Growth Portfolio                     0.75%
Aggressive Growth Portfolio          0.80%
Small Cap Portfolio                  1.00%
Global Growth Portfolio              0.75%

Mitchell Hutchins Series Trust
-------------------------------------

PORTFOLIO MANAGERS.

Unless otherwise noted, all portfolio managers are employees of Mitchell Hutchins. Most of these individuals serve as portfolio managers for more than one fund. Information about their positions with Mitchell Hutchins and their business experience follows this section. All relevant information about portfolio managers who are employees of a sub-adviser is provided in this section.

HIGH GRADE FIXED INCOME PORTFOLIO. Dennis L. McCauley is primarily responsible for the day-to-day management of the fund's portfolio. Nirmal Singh, Craig Varrelman and James Keegan assist Mr. McCauley in managing the fund's portfolio. Messrs. McCauley, Singh and Varrelman have held their fund responsibilities since July 1995. Mr. Keegan assumed his fund responsibilities in April 1996.

STRATEGIC FIXED INCOME PORTFOLIO. William C. Powers, a PIMCO Managing Director, is primarily responsible for the day-to-day management of the fund's portfolio. Mr. Powers has been a senior member of the fixed income portfolio management group of PIMCO since 1991 and assumed his fund responsibilities in September 1996.

STRATEGIC INCOME PORTFOLIO. Dennis L. McCauley is the fund's allocation manager. Nirmal Singh, Craig Varrelman and James Keegan assist Mr. McCauley in managing Strategic Income Portfolio and share responsibility for the fund's U.S. government and investment grade securities sector.

Thomas J. Libassi is the sector manager responsible for the day-to-day management of Strategic Income Portfolio's U.S. high yield, high risk securities.

Stuart Waugh is the sector manager responsible for the day-to-day management of Strategic Income Portfolio's foreign and emerging market bonds.

Messrs. McCauley, Singh, Varrelman, Keegan, Libassi and Waugh have held their day-to-day fund management responsibilities for the fund since its inception.

GLOBAL INCOME PORTFOLIO. Stuart Waugh and William King are primarily responsible for the day-to-day management of the fund's portfolio. Mr. Waugh has been involved with the fund since its inception, first as an analyst and as portfolio manager since 1993. Mr. King assumed his present responsibilities for the fund in 1997.

HIGH INCOME PORTFOLIO. Thomas J. Libassi is responsible for the day-to-day management of the fund's portfolio. Mr. Libassi has held his fund responsibilities since its inception.

BALANCED PORTFOLIO. T. Kirkham Barneby is responsible for the asset allocation decisions for the fund. Mr. Barneby has held his fund responsibilities since August 1995.

Mark A. Tincher is primarily responsible for the day-to-day management of the equity portion of Balanced Portfolio. Mr. Tincher has held his fund responsibilities since August 1995.

Dennis L. McCauley is primarily responsible for the day-to-day management of the fixed income portion of Balanced Portfolio. Messrs. Singh and Varrelman and Susan Ryan assist Mr. McCauley in managing Balanced Portfolio's fixed income investments. Messrs. McCauley, Singh and Varrelman and Ms. Ryan have held their fund responsibilities since August 1995.

GROWTH AND INCOME PORTFOLIO. Mark A. Tincher is primarily responsible for the day-to-day management of the fund. Mr. Tincher has held his fund responsibilities since April 1995.

TACTICAL ALLOCATION PORTFOLIO. T. Kirkham Barneby is responsible for the fund's asset allocation decisions and the day-to-day management of its portfolio. Mr. Barneby has held his fund responsibilities since its inception.

Mitchell Hutchins Series Trust
-------------------------------------

GROWTH PORTFOLIO. Ellen R. Harris has been primarily responsible for the day-to-day management of the fund's portfolio since its inception in May 1987 and was joined by Karen L. Finkel in November 1998.

AGGRESSIVE GROWTH PORTFOLIO. The Systems Driven Internal Research team at Nicholas-Applegate, which is primarily responsible for the day-to-day management of Aggressive Growth Portfolio, has been under the supervision of Arthur E. Nicholas since February 1994. Mr. Nicholas has been the chief investment officer and managing partner of Nicholas-Applegate since its organization in 1984. The Research team at Nicholas-Applegate has held its fund responsibilities since the fund's inception.

SMALL CAP PORTFOLIO. Donald R. Jones is primarily responsible for the day-to-day management of the fund. He has held his fund responsibilities since its inception.

GLOBAL GROWTH PORTFOLIO. T. Kirkham Barneby is responsible for allocating the fund's assets between U.S. investments and foreign investments.

Mark A. Tincher is primarily responsible for the day-to-day management of the fund's U.S. investments.

Scott D. Opsal is primarily responsible for the day-to-day management of Global Growth Portfolio's foreign investments. Mr. Opsal has served as executive vice president and chief investment officer of Invista since 1997. Previously, he served as a vice president of Invista from 1986 to 1997.

Messrs. Barneby, Tincher and Opsal assumed their fund responsibilities on November 2, 1998.

                                           * * *

Ms. Ryan is responsible for the day-to-day management of Money Market Portfolio and management of the cash portion of all the other funds except Aggressive Growth, Strategic Fixed Income and Global Growth Portfolios. She has held her Money Market Portfolio responsibilities since its inception in May 1987.

Other members of Mitchell Hutchins' fixed income and equity investments groups provide input on market outlook, invest rate forecasts, investment research and other considerations pertaining to each fund's investments.

POSITIONS WITH MITCHELL HUTCHINS AND BUSINESS EXPERIENCE OF MITCHELL HUTCHINS EMPLOYEES.

T. KIRKHAM BARNEBY is a managing director and chief investment officer--quantitative investments of Mitchell Hutchins. Mr. Barneby rejoined Mitchell Hutchins in 1994, after being with Vantage Global Management for one year. During the eight years that Mr. Barneby was previously with Mitchell Hutchins, he was a senior vice president responsible for quantitative management and asset allocation models.

KAREN L. FINKEL is a senior vice president of Mitchell Hutchins and has been employed by Mitchell Hutchins as a portfolio manager for over ten years.

ELLEN R. HARRIS is a managing director of Mitchell Hutchins.

DONALD R. JONES has been a first vice president of Mitchell Hutchins since February 1996. Prior to joining Mitchell Hutchins, Mr. Jones was a vice president in the Asset Management Group of First Fidelity Bancorporation, which he joined in 1983.

JAMES KEEGAN is a senior vice president of Mitchell Hutchins. Prior to joining Mitchell Hutchins in March 1996, Mr. Keegan was a director with Merrion Group,

Mitchell Hutchins Series Trust
-------------------------------------

L.P. From 1987 to 1994, he was a vice president of global investment management of Bankers Trust Company.

WILLIAM KING joined Mitchell Hutchins in November 1995. Prior to 1995, he was at IBM Corporation where he was responsible for the management of IBM Pension Fund's global bond portfolio. Mr. King is a Chartered Financial Analyst.

THOMAS J. LIBASSI is a senior vice president of Mitchell Hutchins. Prior to May 1994, Mr. Libassi was a vice president of Keystone Custodian Funds Inc. with fund management responsibility for approximately $900 million in assets primarily invested in high yield, high risk bonds.

DENNIS L. MCCAULEY is a managing director and chief investment officer-fixed income of Mitchell Hutchins responsible for overseeing all active fixed income investments, including domestic and global taxable and tax-exempt mutual funds. Prior to joining Mitchell Hutchins in 1994, Mr. McCauley worked for IBM Corporation, where he was director of fixed income investments responsible for developing and managing investment strategy for all fixed income and cash management investments of IBM's pension fund and self-insured medical funds. Mr. McCauley has also served as vice president of IBM Credit Corporation's mutual funds and as a member of the Retirement Fund Investment Committee.

SUSAN RYAN is a senior vice president of Mitchell Hutchins and has been with Mitchell Hutchins since 1982.

NIRMAL SINGH is a senior vice president of Mitchell Hutchins. Prior to joining Mitchell Hutchins in 1993, Mr. Singh was with Merrill Lynch Asset Management, Inc., where he was a member of the fund management team.

MARK A. TINCHER is a managing director and chief investment officer of equities (stocks) of Mitchell Hutchins. Prior to joining Mitchell Hutchins in March 1995, Mr. Tincher worked for Chase Manhattan Private Bank, where he was vice president and directed the U.S. funds management and equity research area and oversaw the management of all Chase equity funds.

CRAIG VARRELMAN is a senior vice president of Mitchell Hutchins. Mr. Varrelman has been with Mitchell Hutchins as a fund manager since 1988 and manages fixed income funds with an emphasis on U.S. government securities.

STUART WAUGH is a managing director of Mitchell Hutchins responsible for global fixed income investments and currency trading. He has been with Mitchell Hutchins since 1983.
Mr. Waugh is a Chartered Financial Analyst.

Mitchell Hutchins Series Trust
-------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES
----------------------------------

DIVIDENDS AND DISTRIBUTIONS

Dividends and distributions are paid in additional shares of the relevant fund unless the shareholder requests otherwise.

Money Market Portfolio declares dividends daily and pays them monthly. Money Market Portfolio does not expect to realize gains. The other funds normally declare and pay dividends and distribute any gains annually.

Class I shares have higher expenses because of their distribution fees and thus are expected to have lower dividends than Class H shares.

TAXES

Fund shares are offered only to insurance company separate accounts that fund the variable annuity or variable life contracts. See the applicable contract prospectus for a discussion of the federal income tax status of

o the insurance company separate accounts that purchase and hold shares of the funds and

o     the holders of contracts funded through those separate accounts.

See the Statement of Additional Information for information a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.

Mitchell Hutchins Series Trust
-------------------------------------

FINANCIAL HIGHLIGHTS
--------------------

The following financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years. Shorter periods are shown for funds or classes of fund shares that have existed for less than 5 years. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in a fund, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, are included in the funds' Annual Report to Shareholders. The Annual Report may be obtained without charge by calling 1-800-986-0088.

Please note that Class I shares were outstanding during the periods shown only for ______________________ Portfolios. The information shown below for these funds' Class H shares should not be considered indicative of the results the Class I shares would have achieved had they been outstanding during these periods because Class I shares have higher expenses.

The information in these tables pertains only to the funds and does not reflect charges related to the insurance company separate accounts that fund variable annuity or variable life contracts. See the appropriate contract prospectus for information concerning these charges.

Mitchell Hutchins       Money Market Portfolio
-------------------------------------------------


MONEY MARKET PORTFOLIO
---------------------------------------------------------------------------------------------------

                                                                   CLASS H
                                            -------------------------------------------------------

                                                       FOR THE YEARS ENDED DECEMBER 31,
                                            -------------------------------------------------------
                                                1998        1997      1996       1995       1994
                                                ----        ----      ----       ----       ----

Net asset value, beginning of period..                      $ 1.00    $ 1.00    $ 1.00     $ 1.00
                                                              ----      ----      ----       ----
Net investment income.................                        0.04      0.04      0.05       0.03
                                                              ----      ----      ----       ----
Dividends from net investment
  income..............................                       (0.04)    (0.04)    (0.05)     (0.03)
                                                             ------    ------    ------     ------
Net asset value, end of period........                      $ 1.00    $ 1.00    $ 1.00     $ 1.00
                                                              ====      ====      ====       ====
Total investment return(1)............                        4.53%     4.32%     5.22%      3.43%
                                                              ====      ====      ====       ====
Ratios/Supplemental Data:
  Net assets, end of period (000's)...                     $8,906     $12,287    $21,974   $25,042

Expenses to average net assets........                        1.22%     1.17%     0.79%      0.88%

Net investment income to
  average net assets..................                        4.43%     4.27%     5.23%      3.56%

-------------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include additional Contract level charges; results would be lower if such charges were included.

Mitchell Hutchins       High Grade Fixed Income Portfolio
---------------------------------------------------------


HIGH GRADE FIXED INCOME PORTFOLIO
-----------------------------------------------------------------------------------------

                                                           CLASS H
                                     ----------------------------------------------------
                                                     FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                     ----------------------------------------------------
                                       1998      1997       1996      1995       1994
                                       ----      ----       ----      ----       ----

Net asset value, beginning of                    $ 9.10     $ 9.49    $ 8.71     $ 9.61
period.............................                ----       ----      ----       ----

Net investment income..............                0.55       0.50      0.56       0.26

Net realized and unrealized gains
  (losses) from investments........                0.19      (0.63)     0.79      (0.89)
                                                   ----      ------     ----      ------
Net increase (decrease) from
  investment operations............                0.74       0.13      1.35      (0.63)
                                                   ----       ----      ----      ------
Dividends from net investment
  income...........................               (0.55)     (0.52)    (0.57)     (0.27)
                                                  ------     ------    ------     ------
Net asset value, end of period.....             $  9.29     $ 9.10    $ 9.49     $ 8.71
                                                   ====       ====      ====       ====
Total investment return(1).........                8.13%      1.41%    15.44%     (6.56)%
                                                   ====       ====     =====      ======
Ratios/Supplemental Data:
  Net assets, end of period (000's)             $7,345     $7,902    $9,147     $7.638

Expenses to average net assets.....                1.43%     1.62%      1.01%      1.56%

Net investment income to
  average net assets...............                5.54%     5.04%      5.56%      4.61%

Fund turnover rate.................                 95%       282%      136%        36%

---------------------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include additional Contract level charges; results would be lower if such charges were included.

Mitchell Hutchins       Strategic Fixed Income Portfolio
--------------------------------------------------------

STRATEGIC FIXED INCOME PORTFOLIO
---------------------------------------------------------------------------------------------
                                                             CLASS H
                                     --------------------------------------------------------
                                                       FOR THE YEARS ENDED
                                                          DECEMBER 31,
                                     --------------------------------------------------------
                                       1998       1997       1996        1995        1994
                                       ----       ----       ----        ----        ----

Net asset value, beginning of                    $ 10.21    $ 10.61    $ 10.34      $ 11.93
period.............................                -----      -----      -----        -----

Net investment income..............                 0.69       0.70       0.88         0.85

Net realized and unrealized gains
  (losses) from investments........                 0.44      (1.09)      1.03        (1.49)
                                                    ----      ------      ----        ------
Net increase (decrease) from
  investment operations............                 1.13       0.39       1.91        (0.64)
                                                    ----       ----       ----        ------
Dividends from net investment
  income...........................                (0.70)     (0.70)     (0.88)       (0.85)

Distributions from net realized                     __
  gains from investments...........                           (0.09)     (0.76)       (0.10)
                                                  ------      ------     ------       ------
Total dividends and other                          (0.70)     (0.79)     (1.64)       (0.95)
  distributions....................               ------     ------     ------       ------

Net asset value, end of period.....              $ 10.64    $ 10.21    $ 10.61      $ 10.34
                                                   =====      =====      =====        =====
Total investment return(1).........                11.00%      3.79%     18.51%       (5.34)%
                                                   =====       =====     ======       =======
Ratios/Supplemental Data:
  Net assets, end of period (000's)               $9,891    $10,689     $13,741     $17,020

Expenses to average net assets.....                 1.00%      1.52%      0.99%        0.89%

Net investment income to
  average net assets...............                  6.04%     5.88%      6.35%        6.64%
Fund turnover rate.................                 175%       317%        234%        54%

-------------------

(1)Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include additional Contract level charges; results would be lower if such charges were included.

Mitchell Hutchins       Global Income Portfolio
-------------------------------------------------


GLOBAL INCOME PORTFOLIO
-----------------------------------------------------------------------------------------
                                                       CLASS H
                              -----------------------------------------------------------

                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                              -----------------------------------------------------------
                                 1998        1997        1996       1995        1994
                                 ----        ----        ----       ----        ----

Net asset value, beginning
  of period.................                $ 11.14    $ 11.20      $ 10.88    $ 11.72
                                              -----      -----        -----      -----
Net investment income (loss)                   0.75       0.87        (0.05)      0.97

Net realized and unrealized
  gains (losses) from                         (0.36)     (0.13)        1.52      (1.60)
  investments...............                  ------     ------        ----      ------


Net increase (decrease) from
  investment operations.....                   0.39       0.74         1.47      (0.63)
                                               ----       ----         ----      ------
Dividends from net
  investment  income........                  (0.71)     (0.79)       (1.15)     (0.21)

Distributions in excess of
  net investment income.....                    ___         ___        ___         ___

Distributions from net
  realized gains                              (0.01)     (0.01)      ___         ___
  from investments....                        ------     ------     ------       ------

Total dividends and other
  distributions.............                  (0.72)     (0.80)       (1.15)     (0.21)
                                              ------     ------       ------     ------
Net asset value, end of                     $ 10.81    $ 11.14      $ 11.20    $ 10.88
  period....................                  =====      =====        =====      =====

Total investment return(1)..                   3.50%      6.62%       13.58%     (5.56)%
                                               ====       ====        =====      =======
Ratios/Supplemental Data:
  Net assets, end of period                 $17,773     $24,436    $35,700     $52,688
 (000's).....................

Expenses to average net                        1.52%      1.56%        1.19%      1.17%
  assets....................

Net investment income to
  average net assets........                   6.34%      6.56%        7.21%      7.23%

Fund turnover rate..........                  142%        134%       160%         97%

-------------------

(1)Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include additional Contract level charges; results would be lower if such charges were included.

Mitchell Hutchins       Balanced Portfolio
-------------------------------------------------

BALANCED PORTFOLIO*
------------------------------------------------------------------------------------
                                                CLASS H
                              ------------------------------------------------------
                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                              ------------------------------------------------------
                                1998       1997       1996       1995       1994
                                ----       ----       ----       ----       ----

Net asset value, beginning
  of period.................               $ 10.95   $ 10.70     $ 9.54    $ 11.95
                                             -----     -----       ----      -----
Net investment income.......                  0.28      0.29       0.35       0.30

Net realized and unrealized
  gains (losses) from                         2.44      1.49       1.88      (1.44)
  investments...............                  ----      ----       ----      ------

Net increase (decrease) from
  investment operations.....                  2.72      1.78       2.23      (1.14)
                                              ----      ----       ----      ------
Dividends from net
  investment                                 (0.28)    (0.28)     (0.35)     (0.30)
  income....................

Distributions from net
  realized gains on                           (2.06)    (1.25)     (0.72)     (0.97)
  investments......                           ------    ------     ------     ------

Total dividends and other
  distributions.............                  (2.34)    (1.53)     (1.07)     (1.27)
                                              ------    ------     ------     ------

Net asset value, end of                    $  11.33   $ 10.95    $ 10.70     $ 9.54
period......................                  =====     =====      =====       ====

Total investment return(1)..                  24.86%    16.82%     23.27%     (9.59)%
                                              =====     =====      =====      =======
Ratios/Supplemental Data:
  Net assets, end of period                 $28,211    $29,224    $23,413    $23,263
 (000's).....................

Expenses to average net                        1.19%     1.24%      1.09%      1.03%
  assets....................

Net investment income to
  average net assets........                   2.06%     2.29%      2.88%      2.30%

Fund turnover rate..........                  169%       235%       171%       112%

-------------------

*    Prior to January 26, 1996, Balanced Fund was known as Asset Allocation
     Fund.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include additional Contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

Mitchell Hutchins       Growth and Income Portfolio
---------------------------------------------------


GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                        CLASS H
                                     -----------------------------------------------

                                                  FOR THE YEARS ENDED
                                                      DECEMBER 31,
                                     -----------------------------------------------
                                       1998     1997      1996      1995      1994
                                       ----     ----      ----      ----      ----

Net asset value, beginning of                  $ 12.27  $ 11.83    $ 9.16    $ 9.87
period.............................              -----    -----      ----      ----

Net investment income .............               0.10     0.06      0.10      0.10

Net realized and unrealized gains
  (losses) from investments........               3.88     2.53      2.70     (0.71)
                                                  ----     ----      ----     ------
Net increase (decrease) from
  investment operations............               3.98     2.59      2.80     (0.61)
                                                  ----     ----      ----     ------
Dividends from net investment
  income...........................              (0.10)   (0.06)    (0.10)    (0.10)

Distributions from net realized                                                ___
  gains from investments...........              (2.46)   (2.09)    (0.03)
                                                 ------   ------    ------
Total dividends and other                        (2.56)   (2.15)    (0.13)    (0.10)
  distributions ....                             ------   ------    ------    ------

Net asset value, end of period.....             $13.69   $12.27    $11.83     $9.16
                                                 =====    =====     =====      ====
Total investment return(1).........              32.45%   22.12%    30.52%    (6.18)%
                                                 =====    =====     =====     =====
Ratios/Supplemental Data:
  Net assets, end of period (000's)            $18,493  $14,520   $14,797   $12,872

Expenses to average net assets.....               1.04%    1.58%     1.37%     1.35%

Net investment income to
  average net assets...............               0.71%    0.49%     0.94%     1.06%

Fund turnover rate.................               92%      99%       134%      150%

-------------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include additional Contract level charges; results would be lower if such charges were included.

Mitchell Hutchins       Growth Portfolio
-------------------------------------------------

GROWTH PORTFOLIO
------------------------------------------------------------------------------------

                                                 CLASS H
                               -----------------------------------------------------
                                         FOR THE YEARS ENDED DECEMBER 31,
                               -----------------------------------------------------
                                  1998         1997       1996      1995     1994
                                  ----         ----       ----      ----     ----

Net asset value, beginning                     $17.48    $17.57    $14.56     $18.06
of period....................                  ------    ------    ------     ------

Net investment income (loss).                    0.03     (0.06)     0.04       0.01

Net realized and unrealized
  gains (losses)                                 2.69      3.29      4.68      (2.13)
  from investments...........                    ----      ----      ----      ------

Net increase (decrease) from
  investment operations......                    2.72      3.23      4.72      (2.12)
                                                 ----      ----      ----      ------
Dividends from net investment
  income.....................                   (0.03)     ---      (0.08)     (0.01)

Distributions from net
  realized gains                                (4.54)    (3.32)    (1.63)     (1.37)
  from investments...........                   ------    ------    ------     ------

Total dividends and other                       (4.57)    (3.32)    (1.71)     (1.38)
distributions................                   ------    ------    ------     ------

Net asset value, end of                        $15.63    $17.48    $17.57     $14.56
period.......................                  ======    ======    ======     ======

Total investment return(1)...                   15.41%    18.70%    32.50%    (11.65)%
                                                =====     =====     =====     =======
Ratios/Supplemental Data:
  Net assets, end of period                   $30,586    $36,357    $42,784   39,135
  (000's)......................

Expenses to average net                          1.05%     1.14%     1.02%      1.00%
  assets.....................

Net investment income (loss)
  to average net assets......                    0.12%    (0.29)%    0.23%      0.04%

Fund turnover rate...........                     89%        53%      41%        27%

-------------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include additional Contract level charges; results would be lower if such charges were included.

Mitchell Hutchins       Aggressive Growth Portfolio
---------------------------------------------------

AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------

                                                          CLASS H
                                     ---------------------------------------------------
                                                    FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                     ---------------------------------------------------
                                       1998      1997       1996      1995       1994
                                       ----      ----       ----      ----       ----

Net asset value, beginning of                    $13.09     $11.34     $9.65      $9.95
period.............................              ------     ------     -----      -----

Net investment income (loss).......               (0.09)     (0.10)     0.03       0.01
                                                  ------     ------     ----       ----
Net realized and unrealized gains                  2.78       2.93      2.00      (0.30)
  (losses) from investments........                ----       ----      ----      ------

Net increase (decrease) from                       2.69       2.83      2.03      (0.29)
  investment operations............                ----       ----      ----      ------

Dividends from net investment                       ---         ---    (0.02)     (0.01)
  income...........................

Distributions from net investment                 (2.38)     (1.08)    (0.32)       ---
  income...........................               ------     ------    ------  --------

Total dividends and other                         (2.38)     (1.08)    (0.34)     (0.01)
distributions......................               ------     ------    ------     ------

Net asset value, end of period.....              $13.40     $13.09    $11.34      $9.65
                                                 ======     ======    ======      =====
Total investment return(1).........               20.76%     25.23%    21.04%     (2.90)%
                                                  ======     ======    ======     =======
Ratios/Supplemental Data:                        $19,076    $19,167   $17,660    $13,600

  Net assets, end of period (000's)

Expenses to average net assets.....                1.18%      1.52%     1.29%      1.59%

Net investment income to                          (0.59)%    (0.74)%    0.23%      0.07%
  average net assets...............

Fund turnover rate.................                   89%      115%      119%       90%

-------------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include additional Contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

 Mitchell Hutchins Global Growth Portfolio
-------------------------------------------------

GLOBAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------
                                                                         CLASS H
                                        ---------------------------------------------------------------------------
                                                             FOR THE YEARS ENDED DECEMBER 31,
                                        ---------------------------------------------------------------------------
                                             1998           1997           1996           1995           1994
                                             ----           ----           ----           ----           ----

Net asset value, beginning of period                    $13.74         $12.00         $12.44         $14.97
                                                        ------         ------         ------         ------
Net investment income (loss)........                      0.04           0.07           0.01          (0.03)

Net realized and unrealized gains
  (losses) from investments.........                      0.94           1.75          (0.45)         (1.76)
                                                          ----           ----          ------         ------
Net increase (decrease) from                              0.98           1.82          (0.44)         (1.79)
  investment operations.............                      ----           ----          ------         ------

Dividends from net investment income.                    (0.04)         (0.08)            ---         (0.01)

Distributions in excess of net                              ---            ---            ---            ---
  investment income.................

Distributions from net realized gains                    (0.06)            ---            ---         (0.73)
  from investments..................                     ------           ----            ---         ------

Total dividends and distributions...                     (0.10)         (0.08)          0.00          (0.74)
                                                         ------         ------          ----          ------
Net asset value, end of period......                    $14.62         $13.74         $12.00         $12.44
                                                        ======         =--===         ======         ======
Total investment return(1)..........                      7.16%         15.14%         (3.54)%       (11.94)%
                                                          ====          =====          ======        =======
Ratios/Supplemental Data:

  Net assets, end of period (000's).                    $21,215        $25,701         $28,507       $40,493

Expenses to average net assets......                      1.07%          1.10%          1.96%          1.48%

Net investment income (loss) to                           0.26%          0.46%          0.10%         (0.13)%
  average net assets................

Fund turnover rate..................                       81%             44%          157%             175%

-------------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include additional Contract level charges; results would be lower if such charges were included.

[BACK COVER]

If you want more information about the funds, the following documents are available free upon request:


      ANNUAL/SEMIANNUAL REPORTS:

      Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.


      STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CONTRACT PROSPECTUS:

      The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus. Investors are advised to also read the applicable Contract prospectus.

You may discuss your questions about the funds, obtain free copies of annual and semiannual reports and the SAI, or request other information, by contacting the funds directly at 1-800-986-0088.

You may review and copy information about the funds, including annual and semiannual reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies of reports and other information about the funds:

o For a fee, by writing to or calling the SEC's Public Reference Room, Washington, D.C. 20549-6009
      Telephone: 1-800-SEC-0330

o     Free, from the SEC's Internet website at: http://www.sec.gov



Investment Company Act File No.
 Mitchell Hutchins Series Trust - 811-4919

                         MITCHELL HUTCHINS SERIES TRUST
                           1285 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019

                       STATEMENT OF ADDITIONAL INFORMATION

      The  following  funds  are  series  of  Mitchell   Hutchins  Series  Trust
("Trust"), a professionally managed open-end management investment company.

     Money Market Portfolio                   High Grade Fixed Income Portfolio
     Strategic Fixed Income Portfolio         Strategic Income Portfolio
     Global Income Portfolio                  High Income Portfolio
     Balanced Portfolio                       Growth and Income Portfolio
     Tactical Allocation Portfolio            Growth Portfolio
     Aggressive Growth Portfolio              Small Cap Portfolio
     Global Growth Portfolio


      Global Income Portfolio and Strategic Income Portfolio are non-diversified series of the Trust. The other funds are diversified series. Each fund offers its Class H and Class I shares only to insurance company separate accounts that fund benefits under variable annuity contracts and/or variable life insurance contracts.

      Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), serves as investment adviser and administrator for each fund. Certain funds have sub-advisers. Mitchell Hutchins also serves as distributor for the funds' Class I shares.

      Portions of the funds' Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information. The Annual Report accompanies this Statement of Additional Information. You may obtain an additional copy of the funds' Annual Report by calling toll-free 1-800-986-0088.

      This Statement of Additional Information is not a prospectus and should be read only in conjunction with the funds' current Prospectus, dated May 1, 1999. A copy of the Prospectus may be obtained by calling any PaineWebber investment executive or correspondent firm or by calling toll-free 1-800-986-0088. The Prospectus contains more complete information about the funds. You should read it carefully before investing.

      This Statement of Additional Information is dated May 1, 1999.

                     THE FUNDS AND THEIR INVESTMENT POLICIES

      No fund's investment objective may be changed without shareholder approval. Except where noted, the other investment policies of each fund may be changed by the board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

      MONEY MARKET PORTFOLIO has an investment objective of maximum current income consistent with liquidity and conservation of capital. The fund invests in high quality money market instruments, with remaining maturities of 13 months or less, and repurchase agreements secured by such instruments, and maintains a dollar-weighted average portfolio maturity of 90 days or less. These instruments include (1) U.S. government securities (which may or may not be backed by the full faith and credit of the United States), (2) obligations (including certificates of deposit, bankers' acceptances, time deposits maturing in seven days or less and similar obligations) of U.S. and foreign banks having total assets in excess of $1.5 billion at the time of purchase, (3) [interest-bearing savings deposits in U.S. commercial and savings banks having total assets of $1.5 billion or less, provided that the principal amounts at each such bank are fully insured by the Federal Deposit Insurance Corporation and the aggregate amount of such deposits (plus interest earned) does not exceed 5% of the fund's asset value and (4) ]commercial paper and other short-term corporate obligations of U.S. and foreign issuers, including variable and floating rate securities and participation interests. Participation interests are pro rata interests in securities held by others. The fund may purchase only U.S. dollar-denominated obligations of foreign issuers.

      Money Market Portfolio may invest in commercial paper and other short-term corporate obligations only if Mitchell Hutchins determines, pursuant to procedures adopted by the board, that the obligations present minimal credit risks and are either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("rating agencies"), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligations a short-term rating or (3) unrated, but determined by Mitchell Hutchins to be of comparable quality. The fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than securities issued by the U.S. government, its agencies or instrumentalities).

      Money Market Portfolio may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow up to 10% of its total assets for temporary or emergency purposes. The fund may invest in the securities of other investment companies.

      HIGH GRADE FIXED INCOME PORTFOLIO has a primary investment objective of current income and a secondary investment objective of capital appreciation. The fund invests in U.S. government bonds, including those backed by mortgages. The fund may also invest in corporate bonds and may invest up to 25% of its total assets in mortgage- and asset-backed securities of private issuers. The corporate bonds in which the fund may invest consist primarily of bonds that are, at the time of purchase, rated within one of the two highest grades assigned by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Moody's Investors Service Inc. ("Moody's"), except that the fund may invest up to 35% of its total assets in investment grade bonds that are rated at the time of purchase lower than the two highest grades assigned by S&P or Moody's. The fund may invest in bonds that are assigned comparable ratings by another rating agency and unrated bonds that Mitchell Hutchins determines are of comparable quality to rated securities in which the fund may invest. High Grade Fixed Income Portfolio may invest up to 15% of its total assets in U.S. dollar-denominated bonds sold in the United States by foreign issuers if the securities are traded on recognized U.S. exchanges or in the U.S. over-the-counter ("OTC") market.

      No more than 55% of the total assets of High Grade Fixed Income Portfolio may be represented by U.S. Treasury obligations to assure the fund's compliance with the diversification requirements imposed by the Internal Revenue Code on segregated asset accounts used to fund variable annuity and/or life insurance contracts.

      Mitchell Hutchins will seek to vary the average maturity of the fund's securities depending on its perception of future interest rate movements, so that the average maturity will be shortened when Mitchell Hutchins believes that interest rates may rise and will be lengthened when Mitchell Hutchins anticipates a decline in interest rates.

      High Grade Fixed Income Portfolio may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow up to 33-1/3% of its total assets for temporary or emergency purposes. The fund may invest in the securities of other investment companies and may sell short "against the box."

      STRATEGIC FIXED INCOME PORTFOLIO has an investment objective of total return with low volatility. The fund's investments are managed by a sub-adviser, Pacific Investment Management Company. The fund invests in bonds and other fixed income securities of varying maturities with a dollar-weighted average portfolio duration between three and eight years. Under normal circumstances, the fund invests at least 65% of its total assets in fixed income securities, which include U.S. government and foreign government bonds (including bonds issued by supranational and quasi-governmental entities and mortgage-backed securities), corporate bonds of U.S. and foreign issuers (including mortgage- and asset-backed securities of private issuers), convertible securities, foreign currency exchange-related securities, loan participations and assignments and money market instruments. The fund's investments in mortgage-backed securities of private issuers are limited to 35% of its total assets and its investments in loan participations and assignments are limited to 5% of its net assets.

      All securities purchased for the fund are investment grade, except that the fund may invest up to 20% of its total assets in securities that are not investment grade but rated at least B by S&P or Moody's, assigned a comparable rating by another rating agency or, if unrated, determined by the sub-adviser to be of comparable quality. The fund may invest up to 20% of its total assets in a combination of Yankee bonds, Eurodollar bonds and bonds denominated in foreign currencies, except that not more than 10% of the fund's total assets may be invested in bonds denominated in foreign currencies. Yankee bonds are U.S. dollar-denominated obligations of foreign issuers, and Eurodollar bonds are U.S. dollar-denominated obligations of issuers that are held outside the United States, primarily in Europe.

      Strategic Fixed Income Portfolio may invest up to 15% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow up to 33-1/3% of its total assets for temporary or emergency purposes. The fund may invest in the securities of other investment companies and may sell short "against the box."

      STRATEGIC INCOME PORTFOLIO has a primary investment objective of high current income and a secondary investment objective of capital appreciation. The fund strategically allocates its investments among three distinct bond market categories: (1) U.S. government and investment grade corporate bonds, including mortgage- and asset-backed securities; (2) U.S. high yield corporate bonds, including convertible bonds, and preferred stock; and (3) foreign and emerging market bonds. A portion of the fund's assets normally is invested in each of these investment sectors. However, the fund has the flexibility at any time to invest all or substantially all of its investments in any one sector. As a result, the fund may invest without limit in below investment grade bonds and in the securities of foreign issuers that are denominated in foreign currencies (including bonds of issuers in emerging market countries).

      Strategic Income Portfolio may invest in high yield bonds that are rated as low as D by S&P or C by Moody's.

      The foreign and emerging market bonds in which Strategic Income Portfolio may invest include (1) government bonds, including Brady bonds and other sovereign debt, and bonds issued by multi-national institutions such as the International Bank for Reconstruction and Development and the International Monetary Fund; (2) corporate bonds and preferred stock issued by entities located in foreign countries, or denominated in or indexed to foreign currencies; (3) interests in foreign loan participations and assignments; and
(4) foreign mortgage-backed securities and other structured foreign investments. The fund may invest without limit in securities of issuers located in any country in the world, including both industrialized and emerging market countries. The fund generally is not restricted in the portion of its assets that may be invested in a single country or region, but the fund's assets normally are invested in issuers located in at least three countries. No more than 25% of the fund's total assets are invested in securities issued or guaranteed by any single foreign government. The fund may invest in foreign and emerging market bonds that do not meet any minimum credit rating standard or that are unrated.

      [Mitchell Hutchins believes that Strategic Income Portfolio's strategy of sector allocation should be less risky than investing in only one sector of the bond market. Data from the Lehman Aggregate Bond Index, the Salomon Brothers High Yield Index, the Merrill Lynch High Yield Index and the Salomon Brothers
World Government Bond Index indicate that these sectors are not closely correlated. If successful, the fund's strategy should enable the fund to achieve a higher level of investment return than if the fund invested exclusively in any one investment sector or allocated a fixed proportion of its assets to each investment sector.]

      Strategic Income Portfolio may invest up to 10% of its total assets in preferred stock of U.S. and foreign issuers. It also may acquire equity securities when attached to bonds or as part of a unit including bonds or in connection with a conversion or exchange of bonds. The fund also may invest without limit in certificates of deposit issued by banks and savings associations and in bankers' acceptances.

      Strategic Income Portfolio may invest in zero coupon bonds, other original discount securities, payment-in-kind securities and principal-only mortgage backed securities. The fund also may invest in fixed and floating rate loans through either participations in or assignments of all or a portion of loans made by banks.

      Strategic Income Portfolio may invest up to 15% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may engage in dollar rolls and reverse repurchase agreements, which are considered borrowings and may not exceed 33-1/3% of its total assets. The fund may also borrow for temporary or emergency purposes, but not in excess of an additional 5% of its total assets. The fund may invest in the securities of other investment companies and may sell short "against the box."

      GLOBAL INCOME PORTFOLIO'S primary investment objective is high current income consistent with prudent investment risk; capital appreciation is a secondary objective. The fund seeks to achieve these objectives by investing principally in high-quality debt securities issued or guaranteed by foreign governments, the U.S. government, their respective agencies or instrumentalities or supranational organizations or issued by U.S. or foreign companies. Debt securities are considered high quality if they are rated within one of the two highest grades assigned by S&P or Moody's or another rating agency or, if unrated, determined by Mitchell Hutchins to be of comparable quality.

      Normally, at least 65% of Global Income Portfolio's total assets consist of high-quality debt securities (and receivables from the sale of such debt securities) denominated in foreign currencies or U.S. dollars of issuers located in at least three of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. No more than 40% of the fund's total assets are normally invested in securities of issuers located in any one country other than the United States. The fund's investments may include zero coupon securities and other debt securities sold with a discount. Up to 5% of the fund's total assets may be invested in bonds convertible into equity securities.

      Global Income Portfolio may invest up to 35% of its total assets in debt securities rated below the two highest grades assigned by a rating agency. Except as noted below, these securities must be investment grade (that is, rated at least BBB by S&P, Baa by Moody's or comparably rated by another rating agency or, if unrated, determined by Mitchell Hutchins to be of comparable quality). Within this 35% limitation, the fund may invest up to 20% of its total assets in debt securities that are below investment grade. These debt securities may be rated as low as D by S&P, C by Moody's or comparably rated by another rating agency or, in the case of debt securities assigned a short-term debt rating as low as D by S&P or comparably rated by another rating agency or, if not so rated, determined by Mitchell Hutchins to be of comparable quality. Debt securities rated D by S&P are in payment default or the rating is assigned upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. Debt securities rated C by Moody's are in the lowest rated class and can be regarded as having extremely poor prospects of attaining any real investment standing. Mitchell Hutchins will purchase these securities for the fund only when it concludes that the anticipated return to the fund on the investment warrants exposure to the additional level of risk. Lower-rated debt securities are often issued by businesses and governments in emerging markets. Because the fund may also invest in emerging market debt securities that are investment grade, the fund's total investment in emerging market debt securities may exceed 20% of its total assets.

      Global Income Portfolio may invest up to 35% of its total assets in mortgage-backed securities of U.S. or foreign issuers that are rated in one of the two highest rating categories by S&P, Moody's or another rating agency or, if unrated, determined by Mitchell Hutchins to be of comparable quality. Up to 20% of the fund's total assets may be invested in debt securities that are not paying current income (a category that does not include zero coupon debt securities and other debt securities sold with a discount). The fund may purchase these debt securities if Mitchell Hutchins believes that they have a potential for capital appreciation. The fund also may invest in secured and unsecured fixed or floating rate loans in the form of participations and assignments.

      Global Income Portfolio may invest up to 35% of its total assets in cash or investment grade money market instruments as part of its ordinary investment program. The fund's investment of cash collateral from securities lending in these money market instruments is not subject to this 35% limitation activities and there is no limitation on the fund's investments in short-term debt securities denominated in foreign currencies.

      Global Income Portfolio may invest in loan participations and assignments and may invest up to 10% of its net assets in illiquid securities. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow money from banks or through reverse repurchase agreements for temporary or emergency purposes but not in excess of 10% of its total assets. The fund may invest in the securities of other investment companies and may sell short "against the box."

      HIGH INCOME PORTFOLIO'S investment objective is to provide high income. The fund normally invests at least 65% of its total assets in non-investment grade corporate bonds that, at the time of purchase, are rated B or better by S&P or Moody's, are comparably rated by another nationally recognized rating agency or, if unrated, are considered to be of comparable quality by Mitchell Hutchins. The fund may include in this 65% of its total assets any equity securities (including common stocks and rights and warrants for equity securities) that are attached to corporate bonds or are part of a unit including corporate bonds, so long as the corporate bonds meet these quality requirements. The fund also may invest up to 35% of its total assets in (1) bonds that are rated below B (and rated as low as D by S&P or C by Moody's) or comparable unrated bonds; (2) U.S. government bonds; (3) equity securities; and (4) money market instruments, including repurchase agreements.

      Up to 35% of High Income Portfolio's net assets may be invested in securities of foreign issuers, including securities that are U.S. dollar-denominated but whose value is linked to the value of foreign currencies. However, no more than 10% of the fund's net assets may be invested in securities of foreign issuers that are denominated and traded in currencies other than the U.S. dollar.

      Up to 25% of High Income Portfolio's total assets may be invested in bonds and equity securities that are not paying current income. The fund may purchase these securities if Mitchell Hutchins believes they have a potential for capital appreciation. High Income Portfolio may invest in zero coupon bonds, other original discount securities, payment-in-kind securities and principal-only mortgage backed securities, all of which are considered income producing securities. The fund also may invest up to 5% of its net assets in fixed and floating rate loans through either participations in or assignments of all or a portion of loans made by banks.

      High Income Portfolio may invest up to 15% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow money from banks or through reverse repurchase agreements for temporary or emergency purposes but not in excess of 33-1/3% of its total assets. The fund may invest in the securities of other investment companies and may sell short "against the box."

      BALANCED PORTFOLIO has an investment objective of high total return with low volatility. The fund invests primarily in a combination of three asset classes: stocks (equity securities), bonds (investment grade bonds) and cash (money market instruments) and maintains a fixed income allocation (including bonds and cash) of at least 25%.

      Balanced Portfolio may invest in a broad range of equity securities issued by companies believed by Mitchell Hutchins to have the potential for rapid earnings growth, investment grade bonds, U.S. government securities, convertible securities and money market instruments. The fund may invest in U.S. dollar-denominated securities of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. OTC market. The fund may also invest up to 10% of its assets in bonds and other securities (including convertible securities) rated below investment grade but rated at least B by S&P or Moody's, comparably rated by another rating agency or determined by Mitchell Hutchins to be of comparable quality.

      Balanced Portfolio may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow for temporary or emergency purposes, but not in excess of 10% of its total assets. The fund may invest in the securities of other investment companies and may sell short "against the box."

      GROWTH AND INCOME PORTFOLIO has an investment objective of current income and capital growth. The fund, under normal circumstances, invests at least 65% of its total assets in dividend-paying equity securities believed by Mitchell Hutchins to have the potential for rapid earnings growth. The fund may invest up to 35% of its total assets in equity securities not meeting these selection criteria, as well as in U.S. government bonds, corporate bonds and money market instruments. The fund's investments may include up to 10% of its total assets in convertible securities rated below investment grade but no lower than B by S&P or Moody's, comparably rated by another rating agency or determined by Mitchell Hutchins to be of comparable quality. The fund may invest up to 25% of its total assets in U.S. dollar-denominated equity securities and bonds of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. OTC market. [The fund may invest in bonds for purposes of seeking capital appreciation when, for example, Mitchell Hutchins anticipates that market interest rates may decline or credit factors or ratings affecting particular issuers may improve. ]

      Growth and Income Portfolio may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow for temporary or emergency purposes, but not in excess of 10% of its total assets. The fund may invest in the securities of other investment companies and may sell short "against the box."

TACTICAL ALLOCATION PORTFOLIO has an investment objective of total return, consisting of long-term capital appreciation and current income. The fund seeks to achieve its objective by using the Tactical Allocation Model, a systematic investment strategy that allocates its investments between an equity portion designed to track the performance of the S&P 500 Composite Stock Price Index ("S&P 500 Index") and a fixed income portion that generally will be comprised of either five-year U.S. Treasury notes or 30-day U.S. Treasury bills.

      Tactical Allocation Portfolio seeks to achieve total return during all economic and financial market cycles, with lower volatility than that of the S&P 500 Index. Mitchell Hutchins allocates the fund's assets based on the Tactical Allocation Model's quantitative assessment of the projected rates of return for each asset class. The funds seeks to achieve total return during all economic and financial market cycles, with lower volatility than that of the S&P 500 Index. Mitchell Hutchins allocates the fund's assets based on the Model's quantitative assessment of the projected rates of return for each asset class. The Model attempts to track the S&P 500 Index in periods of strongly positive market performance but attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downtown in stock prices or significant loss in value.

      The basic premise of the Tactical Allocation Model is that investors accept the risk of owning stocks, measured as volatility of return, because they expect a return advantage. This expected return advantage of owning stocks is called the equity risk premium ("ERP"). The Model projects the stock market's expected ERP based on several factors, including the current price of stocks and their expected future dividends and the yield-to-maturity of the one-year U.S. Treasury bill. When the stock market's ERP is high, the Model signals the fund to invest 100% in stocks. Conversely, when the ERP decreases below certain threshold levels, the Model signals the fund to reduce its exposure to stocks. The Model can recommend stock allocations of 100%, 75%, 50% 25% or 0%.

      If the Tactical Allocation Model recommends a stock allocation of less than 100%, the Model also recommends a fixed income allocation for the remainder of the fund's assets. The Model will recommend either bonds (five-year U.S. Treasury notes) or cash (30-day U.S. Treasury bills), but not both. To make this determination, the Model calculates the risk premium available for the notes. This bond risk premium ("BRP") is calculated based on the yield-to-maturity of the five-year U.S. Treasury note and the one-year U.S. Treasury bill.

      Tactical Allocation Portfolio deviates from the recommendations of the Tactical Allocation Model only to the extent necessary to

o Maintain an amount in cash, not expected to exceed 2% of its total assets under normal market conditions, to pay fund operating expenses, dividends and other distributions on its shares and to meet anticipated redemptions of shares;

o Qualify as a regulated investment company for federal income tax purposes; and

O Meet the diversification requirements imposed by the Internal Revenue Code on segregated asset accounts used to fund variable annuity and/or life insurance contracts, which means, among other things, that the fund may not invest more than 55% of its total assets in U.S. Treasury obligations.

      As a result, if the Tactical Allocation Model recommends more than a 50% allocation to bonds or cash, Tactical Allocation Portfolio must invest a portion of its assets in bonds or money market instruments that are not U.S. Treasury obligations and, even if the Model does not recommend an allocation to cash, the fund may still hold a small portion of its assets in cash.

      In its stock portion, Tactical Allocation Portfolio attempts to duplicate, before the deduction of operating expenses, the investment results of the S&P 500 Index. Securities in the S&P 500 Index are selected, and may change from time to time, based on a statistical analysis of such factors as the issuer's market capitalization (the S&P 500 Index emphasizes large capitalization stocks), the security's trading activity and its adequacy as a representative of stocks in a particular industry section. The fund's investment results for its stock portion will not be identical to those of the S&P 500 Index. Deviations from the performance of the S&P 500 Index may result from purchases and redemptions of fund shares that may occur daily, as well as from expenses borne by the fund. Instead, the fund attempts to achieve a correlation of at least
0.95 between the performance of the fund's stock portion, before the deduction of operating expenses, and that of the S&P 500 Index (a correlation of 1.00 would mean that the net asset value of the stock portion increased or decreased in exactly the same proportion as changes in the S&P 500 Index).

      Asset reallocations are made on the first business day of each month. In addition to any reallocation of assets directed by the Tactical Allocation Model, any material amounts resulting from appreciation or receipt of dividends, other distributions, interest payments and proceeds from securities maturing in each of the asset classes are reallocated (or "rebalanced") to the extent practicable to establish the Model's recommended asset mix.

      Tactical Allocation Portfolio may invest up to 15% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow for temporary or emergency purposes, but not in excess of 33-1/3 % of its total assets. The fund may invest in the securities of other investment companies and may sell short "against the box."

      GROWTH PORTFOLIO has an investment objective of long-term capital appreciation. The fund invests primarily in equity securities issued by companies believed by Mitchell Hutchins to have substantial potential for capital growth. Under normal circumstances, at least 65% of the fund's total assets is invested in equity securities.

      Growth Portfolio may invest up to 35% of its total assets in U.S. government bonds and in corporate bonds, including up to 10% in convertible debt securities that are rated below investment grade. These convertible debt securities may be rated no lower than B by S&P or Moody's, comparably rated by another rating agency or, if unrated, determined by Mitchell Hutchins to be of comparable quality. The fund may invest up to 25% of its total assets in U.S.

dollar-denominated equity securities and bonds of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. OTC market. The fund may invest in bonds for purposes of seeking capital appreciation when, for example, Mitchell Hutchins anticipates that market interest rates may decline or credit factors or ratings affecting particular issuers may improve.

      Growth Portfolio may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow for temporary or emergency purposes, but not in excess of 10% of its total assets. The fund may invest in the securities of other investment companies and may sell short "against the box."

      AGGRESSIVE GROWTH PORTFOLIO has an investment objective of maximizing long-term capital appreciation. The fund's investments are managed by a sub-adviser, Nicholas-Applegate Capital Management. Under normal market conditions, the fund invests at least 75% of its total assets in common stocks. The fund invests primarily in common stocks of U.S. companies the assets and stock prices of which the sub-adviser expects to grow faster than the average rate of companies in the S&P 500 Index. The fund is not restricted to investments in companies of any particular size. The fund may invest up to 25% of its total assets in preferred and convertible securities issued by similar growth companies, U.S. government bonds and investment grade corporate bonds. The fund may invest up to 25% of its total assets in U.S. dollar-denominated equity secuities and bonds of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. OTC market.

      Aggressive Growth Portfolio may invest up to 15% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow for temporary or emergency purposes, but not in excess of 20% of its total assets. The fund may invest in the securities of other investment companies and may sell short "against the box."

      SMALL CAP PORTFOLIO has an investment objective of long-term capital appreciation. The fund invests at least 65% of its total assets in equity securities of small capitalization ("small cap") companies, which are defined as companies having market capitalizations of up to $1 billion. The fund may invest up to 35% of its total assets in equity securities of companies that are larger than small cap companies, as well as in U.S. government securities, corporate bonds and money market instruments and including up to 10% in convertible debt securities that are rated below investment grade. These convertible debt securities may be rated no lower than B by S&P or Moody's, comparably rated by another rating agency or, if unrated, determined by Mitchell Hutchins to be of comparable quality. The fund may invest up to 25% of its total assets in U.S. dollar-denominated equity securities and bonds of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. OTC market.

      Small Cap Portfolio may invest up to 15% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow for temporary or emergency purposes, but not in excess of 33-1/3% of its total assets. The fund may invest in the securities of other investment companies and may sell short "against the box."

      GLOBAL GROWTH PORTFOLIO'S investment objective is long-term capital appreciation. The fund invests primarily in common stocks issued by companies in United States, Europe, Japan and the Pacific Basin. Under normal circumstances, the fund invests at least 65% of its total assets in common stocks and securities convertible into common stocks. The fund may also hold other types of securities, including non-convertible investment grade bonds, government bonds and money market securities of U.S. and foreign issuers and cash (foreign currencies or U.S. dollars).

      Mitchell Hutchins allocates Global Growth Portfolio's assets between U.S. investments and foreign investments and manages the assets allocated to U.S. investments. Mitchell Hutchins has appointed Invista Capital Management, Inc. ("Invista") as the fund's sub-adviser to manage the assets allocated to the fund's foreign investments. Mitchell Hutchins currently expects to reevaluate the allocation of the fund's assets monthly. It does not expect to reallocate assets to reflect relatively minor changes (that is, less than 5%) in the asset allocation model. The fund may effect a reallocation of assets by using cash flows from the purchase or redemption of its shares in addition to selling portfolio securities from one segment and reinvesting the proceeds in the other segment. The fund may also use futures contracts to adjust its exposure to U.S. and foreign equity markets in connection with a reallocation. Mitchell Hutchins determines the extent to which the fund uses futures contracts for this purpose and is responsible for implementing its decisions using futures contracts.

      Under normal circumstances, Global Growth Portfolio invests at least 80% of its total assets in securities of issuers in the United States and countries represented in the Morgan Stanley Capital International Europe, Australia and Far East Index ("EAFE Index"), a well known index that reflects most major equity markets outside the United States. The fund may invest up to 20% of its assets in securities of issuers located in other countries, for example, in Canada and in emerging markets. Mitchell Hutchins may also invest, as part of the fund's U.S. investments, up to 10% of the fund's total assets in U.S. dollar-denominated equity securities and bonds of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter market.

      Global Growth Portfolio may invest up to 10% of its net assets in illiquid securities. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow money from banks or through reverse repurchase agreements for temporary or emergency purposes but not in excess of 10% of its total assets. The fund may invest in the securities of other investment companies and may sell short "against the box."

              THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

      The following supplements the information contained in the Prospectus and above concerning the funds' investments, related risks and limitations. Except as otherwise indicated in the Prospectus or the Statement of Additional Information, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents.

      EQUITY SECURITIES. Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depository receipts. Common stocks are the most familiar type of equity security. They represent an equity (ownership) interest in a corporation.

      Preferred stock has certain fixed income features, like a bond, but is actually equity in a company, like common stock. Convertible securities include debentures, notes and preferred equity securities, that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Depository receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

      While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, the prices of equity securities generally fluctuate more than bonds and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that a fund may experience a substantial or complete loss on an individual equity investment.
While this is possible with bonds, it is less likely.

      BONDS are fixed or variable rate debt obligations, including notes, debentures, and similar instruments and securities. Mortgage- and asset-backed securities are types of bonds, and certain types of income-producing, non-convertible preferred stocks may be treated as bonds for investment purposes. Bonds generally are used by corporations, governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are "perpetual" in that they have no maturity date.

      Bonds are subject to interest rate risk and credit risk, but to varying degrees. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a fund's investments in bonds. In general, bonds having longer durations are more sensitive to interest rate changes than are bonds with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to pay interest and/or principal on the bond, or that a market may become less confident as to the issuer's ability or willingness to do so. Credit risk can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.

      CREDIT RATINGS; NON-INVESTMENT GRADE BONDS. Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of bonds and certain other securities. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in the Appendix to this Statement of Additional Information. The process by which Moody's and S&P determine ratings for mortgage-backed securities includes consideration of the likelihood of the receipt by security holders of all distributions, the nature of the underlying assets, the credit quality of the guarantor, if any, and the structural, legal and tax aspects associated with these securities. Not even the highest such ratings represents an assessment of the likelihood that principal prepayments will be made by obligors on the underlying assets or the degree to which such prepayments may differ from that originally anticipated, nor do such ratings address the possibility that investors may suffer a lower than anticipated yield or that investors in such securities may fail to recoup fully their initial investment due to prepayments.

      Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a bond's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade the rating of a bond. Subsequent to a bond's purchase by a fund, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. The funds may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

      In addition to ratings assigned to individual bond issues, Mitchell Hutchins or the applicable sub-adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer's obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.

      Investment grade bonds are rated in one of the four highest rating categories by Moody's or S&P, comparably rated by another rating agency or, if unrated, determined by Mitchell Hutchins or the sub-adviser to be of comparable quality. Moody's considers bonds rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated debt securities. Bonds rated D by S&P are in payment default or such rating is assigned upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. Bonds rated C by Moody's are in the lowest rated class and can be regarded as having extremely poor prospects of attaining any real investment standing. References to rated bonds in the Prospectus or Statement of Additional Information include bonds that are not rated by a rating agency but that Mitchell Hutchins or the applicable sub-adviser determines to be of comparable quality.

      High yield bonds (commonly known as "junk bonds") are non-investment grade bonds. This means they are rated Ba or lower by Moody's, BB or lower by S&P, comparably rated by another rating agency or determined by Mitchell Hutchins or the sub-adviser to be of comparable quality. A fund's investments in non-investment grade bonds entail greater risk than its investments in higher rated bonds. Non-investment grade bonds are considered predominantly speculative with respect to the issuer's ability to pay interest and repay principal and may involve significant risk exposure to adverse conditions. Non-investment grade bonds generally offer a higher current yield than that available for investment grade issues; however, they involve higher risks, in that they are especially sensitive to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured by collateral and will not receive payment until more senior claims are paid in full.

      The market for non-investment grade bonds, especially those of foreign issuers, has expanded rapidly in recent years, which has been a period of generally expanding growth and lower inflation. These securities will be susceptible to greater risk when economic growth slows or reverses and when inflation increases or deflation occurs. This has been reflected in recent volatility in emerging market securities. In the past, many lower rated bonds experienced substantial price declines reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated bonds rose dramatically. However, those higher yields did not reflect the value of the income stream that holders of such securities expected. Rather, they reflected the risk that holders of such securities could lose a substantial portion of their value due to the issuers' financial restructurings or defaults by the issuers. There can be no assurance that those declines will not recur.

      The market for non-investment grade bonds generally is thinner and less active than that for higher quality securities, which may limit a fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of non-investment grade bonds, especially in a thinly traded market.

      U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

      Treasury Inflation-Protection Securities ("TIPS") are Treasury bonds on which the principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest on TIPS is payable semiannually on the adjusted principal value. The principal value of TIPS would decline during periods of deflation, but the principal amount payable at maturity would not be less than the original par amount. If inflation is lower than expected while a fund holds TIPS, the fund may earn less on the TIPS than it would on conventional Treasury bonds. Any increase in the principal value of TIPS is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time.

      ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed in more detail below. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

      MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect interests in pools of underlying mortgage loans that are secured by real property. U.S. government mortgage-backed securities are issued or guaranteed as to the payment of principal and interest (but not as to market value) by Ginnie Mae (also known as the Government National Mortgage
Association),   Fannie  Mae  (also  known  as  the  Federal  National   Mortgage
Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation) or other government sponsored enterprises. Other domestic mortgage-backed securities are sponsored or issued by private entities, generally originators of an investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purposes entities (collectively, "Private Mortgage Lenders"). Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. Foreign mortgage-backed securities may be issued by mortgage banks and other private or governmental entities outside the United States and are supported by interests in foreign real estate.

      Mortgage-backed securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations. Multiple-class mortgage-backed securities are referred to herein as "CMOs." Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class. CMOs involve special risk and evaluating them requires special knowledge.

      A major difference between mortgage-backed securities and traditional bonds is that interest and principal payments are made more frequently (usually monthly) and that principal may be repaid at any time because the underlying mortgage loans may be prepaid at any time. When interest rates go down and homeowners refinance their mortgages, mortgage-backed securities may be paid off more quickly than investors expect. When interest rates rise, mortgage-backed securities may be paid off more slowly than originally expected. Changes in the rate or "speed" of these prepayments can cause the value of mortgage-backed securities to fluctuate rapidly.

      Mortgage-backed securities also may decrease in value as a result of increases in interest rates and, because of prepayments, may benefit less than other bonds from declining interest rates. Reinvestments of prepayments may occur at lower interest rates than the original investment, thus adversely affecting a fund's yield. Actual prepayment experience may cause the yield of a mortgage-backed security to differ from what was assumed when the fund purchased the security. Prepayments at a slower rate than expected may lengthen the effective life of a mortgage-backed security. The value of securities with longer effective lives generally fluctuates more widely in response to changes in interest rates than the value of securities with shorter effective lives.

      CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

      Certain classes of CMOs and other mortgage-backed securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest-only ("IO") and principal-only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or is rated AAA or the equivalent. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections against the effects of prepayments. These structural protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances. Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases.

      The market for privately issued mortgage-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and especially during periods of rapid or unanticipated changes in market interest rates, the attractiveness of some CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value and, in some instances, reduced liquidity of the CMO class. Foreign mortgage-backed securities markets are substantially smaller than U.S. markets, but have been established in several countries, including Germany, Denmark, Sweden, Canada and Australia, and may be developed elsewhere. Foreign mortgage-backed securities generally are structured differently than domestic mortgage-backed securities, but they normally present substantially similar investment risks as well as the other risks normally associated with foreign securities.

      During 1994, the value and liquidity of many mortgage-backed securities declined sharply due primarily to increases in interest rates. There can be no assurance that such declines will not recur. The market value of certain mortgage-backed securities, including IO and PO classes of mortgage-backed securities, can be extremely volatile, and these securities may become illiquid. Mitchell Hutchins or the applicable sub-adviser seeks to manage a fund's investments in mortgage-backed securities so that the volatility of its portfolio, taken as a whole, is consistent with its investment objective. Management of portfolio duration is an important part of this. However, computing the duration of mortgage-backed securities is complex. See, "-- Duration." If Mitchell Hutchins or the sub-adviser does not compute the duration of mortgage-backed securities correctly, the value of the fund's portfolio may be either more or less sensitive to changes in market interest rates than intended. In addition, if market interest rates or other factors that affect the volatility of securities held by a fund change in ways that Mitchell Hutchins or the sub-adviser does not anticipate, the fund's ability to meet its investment objective may be reduced.

      More information concerning these mortgage-backed securities and the related risks of investments therein is set forth below. New types of mortgage-backed securities are developed and marketed from time to time and, consistent with their investment limitations, the funds expect to invest in those new types of mortgage-backed securities that Mitchell Hutchins or the applicable sub-adviser believe may assist the funds in achieving their investment objectives. Similarly, the funds may invest in mortgage-backed securities issued by new or existing governmental or private issuers other than those identified herein.

      GINNIE MAE CERTIFICATES--Ginnie Mae guarantees certain mortgage pass-through certificates ("Ginnie Mae certificates") that are issued by Private Mortgage Lenders and that represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Timely payment of interest and principal is backed by the full faith and credit of the U.S. government. Each mortgagor's monthly payments to his lending institution on his residential mortgage are "passed through" to certificateholders such as the funds. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions that originate mortgages for the pools are subject to certain standards, including credit and other underwriting criteria for individual mortgages included in the pools.

      FANNIE MAE CERTIFICATES--Fannie Mae facilitates a national secondary market in residential mortgage loans insured or guaranteed by U.S. government agencies and in privately insured or uninsured residential mortgage loans (sometimes referred to as "conventional mortgage loans" or "conventional loans") through its mortgage purchase and mortgage-backed securities sales activities. Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae certificates"), which represent pro rata shares of all interest and principal payments made and owed on the underlying pools. Fannie Mae guarantees timely payment of interest and principal on Fannie Mae certificates. The Fannie Mae guarantee is not backed by the full faith and credit of the U.S. government.

      FREDDIE MAC CERTIFICATES--Freddie Mac also facilitates a national secondary market for conventional residential and U.S. government-insured mortgage loans through its mortgage purchase and mortgage-backed securities sales activities. Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). Each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Freddie Mac generally guarantees timely monthly payment of interest on PCs and the ultimate payment of principal, but it also has a PC program under which it guarantees timely payment of both principal and interest. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. The Freddie Mac guarantee is not backed by the full faith and credit of the U.S. government.

      PRIVATE MORTGAGE-BACKED SECURITIES--Mortgage-backed securities issued by Private Mortgage Lenders are structured similarly to CMOs issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. Such mortgage-backed securities may be supported by pools of U.S. government or agency insured or guaranteed mortgage loans or by other mortgage-backed securities issued by a government agency or instrumentality, but they generally are supported by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such mortgage-backed securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae and Freddie Mac, they normally are structured with one or more types of credit enhancement. See "--Types of Credit Enhancement." These credit enhancements do not protect investors from changes in market value.

      COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTI-CLASS MORTGAGE PASS-THROUGHS--CMOs are debt obligations that are collateralized by mortgage loans or mortgage pass-through securities (such collateral collectively being called "Mortgage Assets"). CMOs may be issued by Private Mortgage Lenders or by government entities such as Fannie Mae or Freddie Mac. Multi-class mortgage pass-through securities are interests in trusts that are comprised of Mortgage Assets and that have multiple classes similar to those in CMOs. Unless the context indicates otherwise, references herein to CMOs include multi-class mortgage pass-through securities. Payments of principal of, and interest on, the Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide the funds to pay the debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities.

      In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, also referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on all classes of a CMO (other than any principal-only or "PO" class) on a monthly, quarterly or semiannual basis. The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates so that no payment of principal will be made on any class of the CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full. In some CMO structures, all or a portion of the interest attributable to one or more of the CMO classes may be added to the principal amounts attributable to such classes, rather than passed through to certificateholders on a current basis, until other classes of the CMO are paid in full.

      Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.

      Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, an inverse floating rate CMO class pays interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. For other CMO classes, the yield may move in the same direction as market interest rates-- i.e., the yield may increase as rates increase and decrease as rates decrease--but may do so more rapidly or to a greater degree. The market value of such securities generally is more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics. For example, a CMO class may be an inverse interest-only ("IO") class, on which the holders are entitled to receive no payments of principal and are entitled to receive interest at a rate that will vary inversely with a specified index or a multiple thereof.

      TYPES OF CREDIT ENHANCEMENT--To lessen the effect of failures by obligors on Mortgage Assets to make payments, mortgage-backed securities may contain elements of credit enhancement. Such credit enhancement falls into two categories: (1) liquidity protection and (2) loss protection. Loss protection related to losses resulting after default by an obligor on the underlying assets and collection of all amounts recoverable directly from the obligor and through liquidation of the collateral. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets (usually the bank, savings association or mortgage banker that transferred the underlying loans to the issuer of the security), to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Loss protection ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor, from third parties, through various means of structuring the transaction or through a combination of such approaches. A fund will not pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of a security. Credit enhancements do not provide protection against changes in the market value of the security. Examples of credit enhancement arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "spread accounts" or "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payment of the securities and pay any servicing or other fees). The degree of credit enhancement provided for each issue generally is based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in such a security.

      SPECIAL CHARACTERISTICS OF MORTGAGE- AND ASSET-BACKED SECURITIES--The yield characteristics of mortgage- and asset-backed securities differ from those of traditiona1 debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are less likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date. Mortgage- and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

      The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificateholders and to any guarantor, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.

      Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice was to assume that prepayments on pools of fixed rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at lower interest rates than the original investment, thus adversely affecting a fund's yield.

      ADJUSTABLE    RATE    MORTGAGE   AND   FLOATING    RATE    MORTGAGE-BACKED
SECURITIES--Adjustable Rate Mortgage ("ARM") mortgage-backed securities are mortgage-backed securities that represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of mortgage loans bearing variable or adjustable rates of interest (such mortgage loans are referred to as "ARMs"). Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans. Because the interest rates on ARM and floating rate mortgage-backed securities are reset in response to changes in a specified market index, the values of such securities tend to be less sensitive to interest rate fluctuations than the values of fixed-rate securities. As a result, during periods of rising interest rates, ARMs generally do not decrease in value as much as fixed rate securities. Conversely, during periods of declining rates, ARMs generally do not increase in value as much as fixed rate securities. ARM mortgage-backed securities represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of ARMs. ARMs generally specify that the borrower's mortgage interest rate may not be adjusted above a specified lifetime maximum rate or, in some cases, below a minimum lifetime rate. In addition, certain ARMs specify limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. ARMs also may limit changes in the maximum amount by which the borrower's monthly payment may adjust for any single adjustment period. In the event that a monthly payment is not sufficient to pay the interest accruing on the ARM, any such excess interest is added to the mortgage loan ("negative amortization"), which is repaid through future payments. If the monthly payment exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment that would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess reduces the principal balance of the ARM. Borrowers under ARMs experiencing negative amortization may take longer to build up their equity in the underlying property and may be more likely to default.

      ARMs also may be subject to a greater rate of prepayments in a declining interest rate environment. For example, during a period of declining interest rates, prepayments on ARMs could increase because the availability of fixed mortgage loans at competitive interest rates may encourage mortgagors to "lock-in" at a lower interest rate. Conversely, during a period of rising interest rates, prepayments on ARMs might decrease. The rate of prepayments with respect to ARMs has fluctuated in recent years.

      The rates of interest payable on certain ARMs, and therefore on certain ARM mortgage-backed securities, are based on indices, such as the one-year constant maturity Treasury rate, that reflect changes in market interest rates. Others are based on indices, such as the 11th District Federal Home Loan Bank Cost of Funds Index ("COFI"), that tend to lag behind changes in market interest rates. The values of ARM mortgage-backed securities supported by ARMs that adjust based on lagging indices tend to be somewhat more sensitive to interest rate fluctuations than those reflecting current interest rate levels, although the values of such ARM mortgage-backed securities still tend to be less sensitive to interest rate fluctuations than fixed-rate securities.

      Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans. As with ARM mortgage-backed securities, interest rate adjustments on floating rate mortgage-backed securities may be based on indices that lag behind market interest rates. Interest rates on floating rate mortgage-backed securities generally are adjusted monthly. Floating rate mortgage-backed securities are subject to lifetime interest rate caps, but they generally are not subject to limitations on monthly or other periodic changes in interest rates or monthly payments.

      INVESTING IN FOREIGN SECURITIES. Investing in foreign securities involves more risks than investing in the United States. The value of foreign securities is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on interest and/or dividends, limitations on the use of or transfer of fund assets and political or social instability or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. In those European countries that have begun using the Euro as a common currency unit, individual national economies may be adversely affected by the inability of national governments to use monetary policy to address their own economic or political concerns.

      Securities of foreign issuers may not be registered with the Securities and Exchange Commission ("SEC"), and the issuers thereof may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the funds than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

      Securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. From time to time foreign securities may be difficult to liquidate rapidly without significantly depressing the price of such securities. Transactions in foreign securities may be subject to less efficient settlement practices. Foreign securities trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may expose a fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Legal remedies for defaults and disputes may have to be pursued in foreign courts, whose procedures differ substantially from those of U.S. courts.

      The costs of investing outside the United States frequently are higher than those attributable to investing in the United States. This is particularly true with respect to emerging capital markets. For example, the cost of maintaining custody of foreign securities exceeds custodian costs for domestic securities, and transaction and settlement costs of foreign investing frequently are higher than those attributable to domestic investing. Costs associated with the exchange of currencies also make foreign investing more expensive than domestic investing.

      The funds may invest in foreign securities by purchasing depository receipts, including American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"), or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. They generally are in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. EDRs are European receipts evidencing a similar arrangement, may be denominated in other currencies and are designed for use in European securities markets. GDRs are similar to EDRs and are designed for use in several international financial markets. For purposes of each fund's investment policies, depository receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depository receipt representing ownership of common stock will be treated as common stock.

      ADRs are publicly traded on exchanges or OTC in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depository's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.

      The funds that invest outside the United States anticipate that their brokerage transactions involving foreign securities of companies headquartered in countries other than the United States will be conducted primarily on the principal exchanges of such countries. Although each fund will endeavor to achieve the best net results in effecting its portfolio transactions, transactions on foreign exchanges are usually subject to fixed commissions that are generally higher than negotiated commissions on U.S. transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the United States.

      Foreign markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a fund are uninvested and no return is earned thereon. The inability of a fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the fund due to subsequent declines in the value of such portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

      Investment income on certain foreign securities in which the funds may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the funds would be subject. In addition, substantial limitations may exist in certain countries with respect to the funds' ability to repatriate investment capital or the proceeds of sales of securities.

      FOREIGN CURRENCY RISKS. Currency risk is the risk that changes in foreign exchange rates may reduce the U.S. dollar value of a fund's foreign investments. If the value of a foreign currency rises against the value of the U.S. dollar, the value of a fund's investments that are denominated in, or linked to, that currency will increase. Conversely, if the value of a foreign currency declines against the value of the U.S. dollar, the value of such fund investments will decrease. Such changes may have a significant impact on the value of fund shares. In some instances, a fund may use derivative strategies to hedge against changes in foreign currency value. (See "Strategies Using Derivative Instruments" below.) However, opportunities to hedge against currency risk may not exist in certain markets, particularly with respect to emerging market currencies, and even when appropriate hedging opportunities are available, a fund may choose not to hedge against currency risk.

      Generally, currency exchange rates are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries. In the case of those European countries that use the Euro as a common currency unit, the relative merits of investments in the common market in which they participate, rather than the merits of investments in the individual country, will be a determinant of currency exchange rates. Currency exchange rates also can be affected by the intervention of the U.S. and foreign governments or central banks, the imposition of currency controls, speculation, devaluation or other political or economic developments inside and outside the United States.

      Each fund values its assets daily in U.S. dollars and does not intend to convert its holdings of foreign currencies to U.S. dollars on a daily basis. From time to time a fund's foreign currencies may be held as "foreign currency call accounts" at foreign branches of foreign or domestic banks. These accounts bear interest at negotiated rates and are payable upon relatively short demand periods. If a bank became insolvent, a fund could suffer a loss of some or all of the amounts deposited. Each fund may convert foreign currency to U.S. dollars from time to time.

      The value of the assets of a fund as measured in U.S. dollars may be affected favorably or unfavorably by fluctuations in currency rates and exchange control regulations. Further, a fund may incur costs in connection with conversions between various currencies. Currency exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire immediately to resell that currency to the dealer. Each fund conducts its currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

SPECIAL CHARACTERISTICS OF EMERGING MARKET SECURITIES AND SOVEREIGN DEBT

      EMERGING MARKET INVESTMENTS. The special risks of investing in foreign securities are heightened when emerging markets are involved. For example, many emerging market currencies recently have experienced significant devaluations relative to the U.S. dollar. Emerging market countries typically have economic and political systems that are less fully developed and can be expected to be less stable than those of developed countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of government expropriation or nationalization of private property. The possibility of low or nonexistent trading volume in the securities of companies in emerging markets also may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

      INVESTMENT AND REPATRIATION RESTRICTIONS. Foreign investment in the securities markets of several emerging market countries is restricted or controlled to varying degrees. These restrictions may limit a fund's investment in these countries and may increase its expenses. For example, certain countries may require governmental approval prior to investments by foreign persons in a particular company or industry sector or limit investment by foreign persons to only a specific class of securities of a company, which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. In addition, the repatriation of both investment income and capital from some emerging market countries is subject to restrictions, such as the need for certain government consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of a fund's operations. These restrictions may in the future make it undesirable to invest in the countries to which they apply. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

      If, because of restrictions on repatriation or conversion, a fund were unable to distribute substantially all of its net investment income, including net short-term capital gains and net long-term capital gains within applicable time periods, the fund could be subject to federal income and excise taxes that would not otherwise be incurred and could cease to qualify for the favorable tax treatment afforded to regulated investment companies under the Internal Revenue Code. In such case, it would become subject to federal income tax on all of its income and net gains.

      SOCIAL, POLITICAL AND ECONOMIC FACTORS. Many emerging market countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Any change in the leadership or policies of these countries may halt the expansion of or reverse any liberalization of foreign investment policies now occurring. Such instability may result from, among other things, the following: (i) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the financial markets in those countries and elsewhere and could adversely affect the value of a fund's assets. In addition, there may be the possibility of asset expropriations or future confiscatory levels of taxation affecting a fund.

      The economies of many emerging markets are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of these countries. In addition, the economies of some countries are vulnerable to weakness in world prices for their commodity exports, including crude oil.

      FINANCIAL INFORMATION AND LEGAL STANDARDS. Issuers in emerging market countries generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

      In addition, existing laws and regulations are often inconsistently applied. As legal systems in some of the emerging market countries develop, foreign investors may be adversely affected by new laws and regulations, changes to existing laws and regulations and preemption of local laws and regulations by national laws. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

      FOREIGN SOVEREIGN DEBT. Sovereign debt includes bonds that are issued by foreign governments or their agencies, instrumentalities or political subdivisions or by foreign central banks. Sovereign debt also may be issued by quasi-governmental entities that are owned by foreign governments but are not backed by their full faith and credit or general taxing powers. Investment in sovereign debt involves special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the funds may have limited legal recourse in the event of a default.

      Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat diminished. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank debt issued by the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

      A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international price of such commodities. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency. Another factor bearing on the ability of a country to repay sovereign debt is the level of the country's international reserves. Fluctuations in the level of these reserves can affect the amount of foreign exchange readily available for external debt payments and, thus, could have a bearing on the capacity of the country to make payments on its sovereign debt.

      The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the funds' investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. While Mitchell Hutchins manages a fund's portfolios in a manner that is intended to minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the funds to suffer a loss of interest or principal on any of its sovereign debt holdings.

      With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Some emerging market countries have from time to time declared moratoria on the payment of principal and interest on external debt.

      Some emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds (discussed below), and obtaining new credit to finance interest payments. Holders of sovereign debt, including the funds, may be requested to participate in the rescheduling of such debt and to extend further loans to sovereign debtors. The interests of holders of sovereign debt could be adversely affected in the course of restructuring arrangements or by certain other factors referred to below. Furthermore, some of the participants in the secondary market for sovereign debt may also be directly involved in negotiating the terms of these arrangements and may, therefore, have access to information not available to other market participants. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of certain issuers of sovereign debt. There is no bankruptcy proceeding by which sovereign debt on which a sovereign has defaulted may be collected in whole or in part.

      Foreign investment in certain sovereign debt is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in such sovereign debt and increase the costs and expenses of a fund. Certain countries in which a fund may invest require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries or impose additional taxes on foreign investors. Certain issuers may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in a country's balance of payments the country could impose temporary restrictions on foreign capital remittances. A fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the fund of any restrictions on investments. Investing in local markets may require a fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the fund.

      BRADY BONDS. Brady Bonds are sovereign debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the IMF. The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued Brady Bonds. Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount.

      Brady Bonds have been issued only in recent years, and accordingly do not have a long payment history. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, a fund will purchase Brady Bonds in which the price and yield to the investor reflect market conditions at the time of purchase.

      Certain Brady Bonds have been collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with maturities equal to the final maturity of such Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent until the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. Interest payments on Brady Bonds may be wholly uncollateralized or may be collateralized by cash or high grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments, with the balance of the interest accruals being uncollateralized.

      Brady Bonds are often viewed as having several valuation components: (1) the collateralized repayment of principal, if any, at final maturity, (2) the collateralized interest payments, if any, (3) the uncollateralized interest payments and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative. A fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) repayment of principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

      STRUCTURED FOREIGN INVESTMENTS. This term refers to interests in U.S. and foreign entities organized and operated solely for the purpose of securitizing or restructuring the investment characteristics of foreign securities. This type of securitization or restructuring involves the deposit with or purchase by a U.S. or foreign entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured foreign investments to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured foreign investments is dependent on the extent of the cash flow on the underlying instruments.

      Structured foreign investments frequently involve no credit enhancement. Accordingly, their credit risk generally will be equivalent to that of the underlying instruments. In addition, classes of structured foreign investments may be subordinated to the right of payment of another class. Subordinated structured foreign investments typically have higher yields and present greater risks that unsubordinated structured foreign investments. Structured foreign investments are typically sold in private placement transactions, and there currently is no active trading market for structured foreign investments.

      CURRENCY-LINKED INVESTMENTS. The principal amount of securities that are indexed to specific foreign currency exchange rates may be adjusted up or down (but not below zero) at maturity to reflect changes in the exchange rate between two currencies. A fund may experience loss of principal due to these adjustments.

      INVESTMENTS IN OTHER INVESTMENT COMPANIES. From time to time, investments in other investment companies may be the most effective available means by which a fund may invest in securities of issuers in certain countries. Investment in such investment companies may involve the payment of management expenses and, in connection with some purchases, sales loads and payments of substantial premiums above the value of such companies' portfolio securities. At the same time, a fund would continue to pay its own management fees and other expenses. Each fund that may invest outside the United States may invest in such investment companies when, in the judgment of Mitchell Hutchins or the applicable Sub-Adviser, the potential benefits of such investment outweigh the payment of any applicable premium, sales load and expenses. In addition, a fund's investments in such investment companies are subject to limitations under the Investment Company Act of 1940 and market availability and may result in special federal income tax law tax consequences.

      ZERO COUPON, OID AND PIK SECURITIES. Zero coupon securities are securities that make no periodic interest payments but instead are sold at a deep discount from their face value. The buyer of these securities receives a rate of return by the gradual appreciation of the security, which results from the fact that it will be paid at face value on a specified maturity date. There are many types of zero coupon securities. Some are issued in zero coupon form, including Treasury bills, notes and bonds that have been stripped of their unmatured interest coupons and receipts or certificates representing interests in such stripped debt obligations and coupons. Others are created by brokerage firms that strip (separate) the coupons (unmatured interest payments) from interest-paying debt securities and sell the principal and the coupons separately.

      Other securities are sold with original issue discount ("OID"), a term that means the securities are issued at a price that is lower than their value at maturity, even though the securities also may make cash payments of interest prior to maturity. In addition, payment-in-kind ("PIK") securities pay interest in additional securities, not in cash. OID and PIK securities usually trade at a discount from their face value.

      Zero coupon securities pay no cash interest to holders prior to maturity. Accordingly, they are generally more sensitive to changes in interest rates than debt obligations of comparable maturities that make current interest payments. This means that when interest rates fall, the value of zero coupon securities rises more rapidly than securities paying interest on a current basis. However, when interest rates rise, their value falls more dramatically. Other OID securities also are subject to greater fluctuations in market value in response to changing interest rates than debt securities of comparable maturities that make current distributions of interest in cash.

      Federal tax law requires that the holder of a zero coupon security or other OID security include in gross income each year the original issue discount that accrues on the security for the year, even though the holder receives no interest payment on the security during the year. Accordingly, to continue to qualify as a regulated investment company and to avoid a federal excise tax, a fund may be required to distribute as dividends amounts that are greater than the total amount of cash it actually receives. Similarly, while PIK securities may pay interest in the form of additional securities rather than cash, that interest must be included in a fund's annual income. These distributions must be made from the fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. A fund will not be able to purchase additional securities with cash used to make such distributions and its current income and the value of its shares may ultimately be reduced as a result.

      Certain zero coupon securities are U.S. Treasury notes and bonds that have been stripped of their unmatured interest coupon receipts or interests in such U.S. Treasury securities or coupons. The staff of the SEC currently takes the position that "stripped" U.S. government securities that are not issued through the U.S. Treasury are not U.S. government securities. This technique is frequently used with U.S. Treasury bonds to create CATS (Certificate of Accrual Treasury Securities), TIGRs (Treasury Income Growth Receipts) and similar securities.

      CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest or dividends until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

      Before conversion, convertible securities have characteristics similar to non-convertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable non-convertible securities. The value of a convertible security is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

      A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a fund is called for redemption, the fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Investment Grade Income Fund has no current intention of converting any convertible securities it may own into equity or holding them as equity upon conversion, although it may do so for temporary purposes. The other funds that may invest in convertible securities may hold any equity securities they acquire upon conversion subject only to their limitations on holding equity securities.

      LOAN PARTICIPATIONS AND ASSIGNMENTS. Investments in secured or unsecured fixed or floating rate loans ("Loans") arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions ("Lenders") may be in the form of participations ("Participations") in Loans or assignments ("Assignments") of all or a portion of Loans from third parties. Participations typically result in the fund's having a contractual relationship only with the Lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a fund generally has no direct right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the selling Lender, the fund may be treated as a general creditor of that Lender and may not benefit from any set-off between the Lender and the borrower. A fund will acquire Participations only if Mitchell Hutchins or the applicable sub-adviser determines that the selling Lender is creditworthy.

      When a fund purchases Assignments from Lenders, it acquires direct rights against the borrower on the Loan. In an Assignment, the fund is entitled to receive payments directly from the borrower and, therefore, does not depend on the selling bank to pass these payments onto the fund. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

      Assignments and Participations are generally not registered under the Securities Act of 1933 and thus may be subject to a fund's limitation on investment in illiquid securities. Because there may be no liquid market for such securities, such securities may be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on a fund's ability to dispose of particular Assignments or Participations when necessary to meet the fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower.

      TEMPORARY AND DEFENSIVE INVESTMENTS; MONEY MARKET INVESTMENTS. Each fund may invest in money market investments for temporary or defensive purposes or as part of its normal investment program. Except for Money Market Portfolio and Balanced Fund (whose money market investments are described elsewhere), such investments include, among other things, (1) securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, (2) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (3) commercial paper and notes, including those with variable and floating rates of interest, (4) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks,
(5) debt obligations issued or guaranteed by one or more foreign governments or any of their foreign political subdivisions, agencies or instrumentalities, including obligations of supranational entities, (6) debt securities issued by foreign issuers, (7) repurchase agreements and (8) other investment companies that invest exclusively in money market instruments. Only those funds that may invest outside the United States may invest in money market instruments that are denominated in foreign currencies.

      SELECTION OF INVESTMENTS BY BALANCED PORTFOLIO. The money market instruments in which Balanced Portfolio may invest include U.S. Treasury bills and other obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and instrumentalities; obligations of U.S. banks (including certificates of deposit and bankers' acceptances) having total assets at the time of purchase in excess of $1.5 billion [and interest bearing savings deposits in U.S. commercial and savings banks in principal amounts at each such bank not greater than are fully insured by the Federal Deposit Insurance Corporation, provided that the aggregate amount of such deposits does not exceed 5% of the value of the fund's assets]; commercial paper and other short-term corporate obligations; and variable and floating rate securities and repurchase agreements. The fund may also hold cash.

      The commercial paper and other short-term corporate obligations purchased by Balanced Portfolio will consist only of obligations of U.S. corporations that are (1) rated at least Prime-2 by Moody's or A-2 by S&P, (2) comparably rated by another RATING AGENCY or (3) unrated and determined by Mitchell Hutchins to be of comparable quality. These obligations may include variable amount master demand notes, which are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. Such obligations are usually unrated by a rating agency.

      WARRANTS. Warrants are securities permitting, but not obligating, holders to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

      ILLIQUID SECURITIES. The term "illiquid securities" for purposes of the Prospectus and Statement of Additional Information means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, purchased OTC options, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins or the applicable sub-adviser has determined are liquid pursuant to guidelines established by each fund's board. The assets used as cover for OTC options written by the funds will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the funds may repurchase any OTC options they write at a maximum price to be calculated by a formula set forth in the option agreements. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. Under current SEC guidelines, IO and PO classes of mortgage-backed securities generally are considered illiquid. However, IO and PO classes of fixed-rate mortgage-backed securities issued by the U.S. government or one of its agencies or instrumentalities will not be considered illiquid if Mitchell Hutchins or the Sub-Adviser has determined that they are liquid pursuant to guidelines established by each fund's board. To the extent a fund invests in illiquid securities, it may not be able to readily liquidate such investments and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

      Restricted securities are not registered under the 1933 Act and may be sold only in privately negotiated or other exempted transactions or after a 1933 Act registration statement has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to sell.

      However, not all restricted securities are illiquid. To the extent that foreign securities are freely tradeable in the country in which they are principally traded, they generally are not considered illiquid, even if they are restricted in the United States. A large institutional market has developed for many U.S. and foreign securities that are not registered under the 1933 Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

      Institutional markets for restricted securities also have developed as a result of Rule 144A, which establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of such securities promptly or at favorable prices.

      The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins or the applicable sub-adviser pursuant to guidelines approved by the board. Mitchell Hutchins or the sub-adviser takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer).
Mitchell Hutchins or the sub-adviser monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the board.

      REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. Each fund intends to enter into repurchase agreements only with counterparties in transactions believed by Mitchell Hutchins to present minimum credit risks in accordance with guidelines established by the board.

      REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each fund's limitation on borrowings. While a reverse repurchase agreement is outstanding, a fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

      Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when that fund seeks to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or trustee or receiver may receive an extension of time to determine whether to enforce that fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

      DOLLAR ROLLS. In a dollar roll, a fund sells mortgage-backed or other securities for delivery on the next regular settlement date for those securities and, simultaneously, contracts to purchase substantially similar securities for delivery on a later settlement date. Dollar rolls also are subject to a fund's limitation on borrowings.

      WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, that is, for issuance or delivery to the fund later than the normal settlement date for such securities at a stated price and yield. When issued securities include TBA ("to be assigned") securities. TBA securities, which are usually mortgage-backed securities, are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed-delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed-delivery basis may result in the fund's incurring or missing an opportunity to make an alternative investment. Depending on market conditions, a fund's when-issued and delayed-delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the fund's total assets, including the value of when-issued and delayed-delivery securities held by that fund, exceeds its net assets.

      A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "Investment Policies and Restrictions--Segregated Accounts." A fund purchases when-issued securities only with the intention of taking delivery, but may sell the right to acquire the security prior to delivery if Mitchell Hutchins or a Sub-Adviser, as applicable, deems it advantageous to do so, which may result in a gain or loss to the fund.

      DURATION. Duration is a measure of the expected life of a debt security on a present value basis. Duration incorporates the debt security's yield, coupon interest payments, final maturity and call features into one measures and is one of the fundamental tools used by Mitchell Hutchins or, where applicable, a sub-adviser in portfolio selection and yield curve positioning a fund's investments in debt securities. Duration was developed as a more precise alternative to the concept "term to maturity." Traditionally, a debt security's "term to maturity" has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term to maturity" measures only the time until a debt security provides for a final payment, taking no account of the pattern of the security's payments prior to maturity.

      Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable debt security, expected to be made, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, depending on its coupon and the level of market yields, a Treasury note with a remaining maturity of five years might have a duration of 4.5 years. For mortgage-backed and other securities that are subject to prepayments, put or call features or adjustable coupons, the difference between the remaining stated maturity and the duration is likely to be much greater.

      Duration allows Mitchell Hutchins or a sub-adviser to make certain predictions as to the effect that changes in the level of interest rates will have on the value of a fund's portfolio of debt securities. For example, when the level of interest rates increases by 1%, a debt security having a positive duration of three years generally will decrease by approximately 3%. Thus, if Mitchell Hutchins calculates the duration of a fund's portfolio of debt securities as three years, it normally would expect the portfolio to change in value by approximately 3% for every 1% change in the level of interest rates.
However, various factors, such as changes in anticipated prepayment rates, qualitative considerations and market supply and demand, can cause particular securities to respond somewhat differently to changes in interest rates than indicated in the above example. Moreover, in the case of mortgage-backed and


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

other complex securities, duration calculations are estimates and are not precise. This is particularly true during periods of market volatility. Accordingly, the net asset value of a fund's portfolio of debt securities may vary in relation to interest rates by a greater or lesser percentage than indicated by the above example.

      Futures, options and options on futures have durations that, in general, are closely related to the duration of the securities that underlie them. Holding long futures or call option positions will lengthen portfolio duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

      There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by the standard duration calculation is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, Mitchell Hutchins and the Sub-Adviser will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its duration and, therefore, its interest rate exposure.

      LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities in an amount up to 33-1/3% of its total assets to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a fund's portfolio securities must maintain acceptable collateral with that fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. Each fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. A fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. Each fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

      Pursuant to procedures adopted by the board governing each fund's securities lending program, PaineWebber has been retained to serve as lending agent for each fund. The boards also have authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. Each board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent. PaineWebber also has been approved as a borrower under each fund's securities lending program.

      SHORT SALES "AGAINST THE BOX." Each fund (other than Money Market Portfolio) may engage in short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box"). To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of a fund, and that fund is obligated to replace the securities borrowed at a date in the future. When a fund sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, the fund maintains, in a segregated account with its custodian, the securities that could be used to cover the short sale. Each fund incurs transaction costs, including interest expense, in connection with opening, maintaining and closing short sales "against the box."

      A fund might make a short sale "against the box" in order to hedge against market risks when Mitchell Hutchins or a Sub-Adviser believes that the price of a security may decline, thereby causing a decline in the value of a security


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

owned by the fund or a security convertible into or exchangeable for a security owned by the fund. In such case, any loss in the fund's long position after the short sale should be reduced by a corresponding gain in the short position. Conversely, any gain in the long position after the short sale should be reduced by a corresponding loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities a fund owns, either directly or indirectly, and in the case where the fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

      SEGREGATED ACCOUNTS. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the fund's obligation or commitment under such transactions. As described below under "Strategies Using Derivative Instruments," segregated accounts may also be required in connection with certain transactions involving options, futures or forward currency contracts and swaps.

INVESTMENT LIMITATIONS OF THE FUNDS

      FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed for a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

      Each fund will not:

      (1) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities (or, in the case of Money Market Portfolio, to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks).

      For Money Market Portfolio only - the following interpretation applies to, but is not a part of, this fundamental restriction: With respect to this limitation, domestic and foreign banking will be considered to be different industries.

      (2) issue senior securities or borrow money, except as permitted under the Investment Company Act of 1940 and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

      (3) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

      (4) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

      (5) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

      (6) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      The following investment restriction applies to all funds except Global Income Portfolio and Strategic Income Portfolio:

      (7) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

      The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

      NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval.

      Each fund will not:

      (1) hold assets of any issuers, at the end of any calendar quarter (or within 30 days thereafter), to the extent such holdings would cause the fund to fail to comply with the diversification requirements imposed by section 817(h) of the Internal Revenue Code and the Treasury regulations issued thereunder on segregated asset accounts used to fund variable annuity and/or variable life insurance contracts.

      (2) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

      (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

      (4) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

      (5) purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

                     STRATEGIES USING DERIVATIVE INSTRUMENTS

      GENERAL DESCRIPTION OF DERIVATIVE INSTRUMENTS. Mitchell Hutchins or the applicable sub-adviser may use a variety of financial instruments ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures"), and options on futures contracts, to attempt to hedge each fund's portfolio and also to attempt to enhance income or realize gains and (for funds that invest in bonds) to manage the duration of its portfolio. For funds


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

that are permitted to invest outside the United States, Mitchell Hutchins or the sub-adviser also may use forward currency contracts, foreign currency options and futures and options on foreign currency futures. Funds that invest primarily in bonds also may enter into interest rate swap transactions. A fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, each fund's use of these instruments will place at risk a much smaller portion of its assets. Money Market Portfolio is not authorized to use these Derivative Instruments. The particular Derivative Instruments used by the other funds are described below.

      The funds might not use any derivative instruments or strategies, and there can be no assurance that using any strategy will succeed. If Mitchell Hutchins or a sub-adviser is incorrect in its judgment on market values, interest rates or other economic factors in using a derivative instrument or strategy, a fund may have lower net income and a net loss on the investment.

      OPTIONS ON SECURITIES AND FOREIGN CURRENCIES--A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.

      OPTIONS ON SECURITIES INDICES--A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

      SECURITIES INDEX FUTURES CONTRACTS--A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

      INTEREST RATE AND FOREIGN CURRENCY FUTURES CONTRACTS--Interest rate and foreign currency futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security or currency at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

      OPTIONS ON FUTURES CONTRACTS--Options on futures contracts are similar to options on securities or currency, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security or currency, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.



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

      FORWARD CURRENCY CONTRACTS--A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

      GENERAL DESCRIPTION OF STRATEGIES USING DERIVATIVE INSTRUMENTS. Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a fund's portfolio. Thus, in a short hedge a fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, a fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, a fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, a fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.

      Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a fund intends to acquire. Thus, in a long hedge, a fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, a fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, a fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transactions costs. Alternatively, a fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

      A fund may purchase and write (sell) straddles on securities or indices of securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is equal to the exercise price of the call. A fund might enter into a long straddle when Mitchell Hutchins or a sub-adviser believes it likely that the prices of the securities will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is equal to the exercise price of the call. A fund might enter into a short straddle when Mitchell Hutchins or a sub-adviser believes it unlikely that the prices of the securities will be as volatile during the term of the option as the option pricing implies.

      Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire. Derivative Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a fund has invested or expects to invest. Derivative Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.

      Income strategies using Derivative Instruments may include the writing of covered options to obtain the related option premiums. Gain strategies may include using Derivative Instruments to increase or decrease a fund's exposure to different asset classes without buying or selling the underlying instruments. A fund also may use derivatives to simulate full investment by the fund while maintaining a cash balance for fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses).

      The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, a fund's ability to use Derivative Instruments may be limited by tax considerations. See "Taxes."

      In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins and the sub-advisers may discover additional opportunities in connection with Derivative Instruments and with hedging, income and gain strategies. These new opportunities may become available as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments and techniques are developed. Mitchell Hutchins or the applicable sub-adviser may utilize these opportunities for a fund to the extent that they


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

are consistent with the fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The funds' Prospectus or Statement of Additional Information will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

      SPECIAL RISKS OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The use of Derivative Instruments involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

      (1) Successful use of most Derivative Instruments depends upon the ability of Mitchell Hutchins or the applicable sub-adviser to predict movements of the overall securities, interest rate or currency exchange markets, which requires different skills than predicting changes in the prices of individual securities. While Mitchell Hutchins and the sub-advisers are experienced in the use of Derivative Instruments, there can be no assurance that any particular strategy adopted will succeed.

      (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments that are being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors affecting the markets in which Derivative Instruments are traded, rather than the value of the investments being hedged. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

      (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a fund entered into a short hedge because Mitchell Hutchins or a sub-adviser projected a decline in the price of a security in that fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not hedged at all.

      (4) As described below, a fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If the fund was unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair a fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time. A fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to a fund.

      COVER FOR STRATEGIES USING DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments, other than purchased options, expose the funds to an obligation to another party. A fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options or futures contracts or (2) cash or liquid securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each fund will comply with SEC guidelines regarding cover for such transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

      Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, committing a large portion of a fund's assets to cover positions or to segregated accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

      OPTIONS. The funds may purchase put and call options, and write (sell) covered put or call options on securities in which they invest and related indices. Funds that may invest outside the United States also may purchase put and call options and write covered options on foreign currencies. The purchase of call options may serve as a long hedge, and the purchase of put options may serve as a short hedge. In addition, a fund may also use options to attempt to realize gains by increasing or reducing its exposure to an asset class without purchasing or selling the underlying securities. Writing covered put or call options can enable a fund to enhance income by reason of the premiums paid by the purchasers of such options. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the affected fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for OTC options written by a fund would be considered illiquid to the extent described under "Investment Policies and Restrictions--Illiquid Securities."

      The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Generally, OTC options on bonds are European-style options. This means that the option can only be exercised immediately prior to its expiration. This is in contrast to American-style options that may be exercised at any time. There are also other types of options that may be exercised on certain specified dates before expiration. Options that expire unexercised have no value.

      A fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a fund to realize profits or limit losses on an option position prior to its exercise or expiration.

      The funds may purchase and write both exchange-traded and OTC options. Currently, many options on equity securities are exchange-traded. Exchange markets for options on debt securities and foreign currencies exist but are relatively new, and these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

      The funds' ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The funds intend to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the funds will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with the funds, there is no assurance that a fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a fund might be unable to close out an OTC option position at any time prior to its expiration.

      If a fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the fund could cause material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

      A fund may purchase and write put and call options on indices in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in a securities market (or market sector) rather than anticipated increases or decreases in the value of a particular security.

      LIMITATIONS ON THE USE OF OPTIONS. The funds' use of options is governed by the following guidelines, which can be changed by the board without shareholder vote:

      (1) A fund may purchase a put or call option, including any straddle or spread, only if the value of its premium, when aggregated with the premiums on all other options held by the fund, does not exceed 5% of its total assets.

      (2) The aggregate value of securities underlying put options written by a fund, determined as of the date the put options are written, will not exceed 50% of its net assets.

      (3) The aggregate premiums paid on all options (including options on securities, foreign currencies and securities indices and options on futures contracts) purchased by a fund that are held at any time will not exceed 20% of its net assets.

      FUTURES.  The  funds  may  purchase  and  sell  securities  index  futures contracts, interest rate futures contracts, debt security index futures contracts and (for those funds that invest outside the United States) foreign currency futures contracts. A fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices. In addition, a fund may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities.

      Futures strategies also can be used to manage the average duration of a fund's portfolio. If Mitchell Hutchins or the applicable sub-adviser wishes to shorten the average duration of a fund's portfolio, the fund may sell a futures contract or a call option thereon, or purchase a put option on that futures contract. If Mitchell Hutchins or the sub-adviser wishes to lengthen the average duration of the fund's portfolio, the fund may buy a futures contract or a call option thereon, or sell a put option thereon.

      A fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. A fund will engage in this strategy only when it is more advantageous to a fund than is purchasing the futures contract.

      No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, obligations of the United States or obligations fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

      Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of each fund's obligations to or from a futures broker. When a fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

      Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

      If a fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

      Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

      LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. The funds' use of futures and related options is governed by the following guidelines, which can be changed by the board without shareholder vote:

      (1) To the extent a fund enters into futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of its net assets.

      (2) The aggregate premiums paid on all options (including options on securities, foreign currencies and securities indices and options on futures contracts) purchased by each fund that are held at any time will not exceed 20% of its net assets.

      (3) The aggregate margin deposits on all futures contracts and options thereon held at any time by each fund will not exceed 5% of its total assets.

      FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. Each fund that may invest outside the United States may use options and futures on foreign currencies, as described above, and forward currency contracts, as described below, to hedge against movements in the values of the foreign currencies in which the fund's securities are denominated. Such currency hedges can protect against price movements in a security a fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

      A fund might seek to hedge against changes in the value of a particular currency when no Derivative Instruments on that currency are available or such Derivative Instruments are considered expensive. In such cases, the fund may hedge against price movements in that currency by entering into transactions using Derivative Instruments on another currency or a basket of currencies, the value of which Mitchell Hutchins or the applicable sub-adviser believes will have a positive correlation to the value of the currency being hedged. In addition, a fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another. For example, if a fund owned securities denominated in a foreign currency and Mitchell Hutchins or the sub-adviser believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. Transactions that use two foreign currencies are sometimes referred to as "cross hedging." Use of a different foreign currency magnifies the risk that movements in the price of the Derivative Instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

      The value of Derivative Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Derivative Instruments, a fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

      There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Derivative Instruments until they reopen.

      Settlement of Derivative Instruments involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the funds might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

      FORWARD CURRENCY CONTRACTS. Funds that may invest outside the United States may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. Such transactions may serve as long hedges--for example, a fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the fund intends to acquire. Forward currency contract transactions may also serve as short hedges--for example, a fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

      The cost to a fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

      As is the case with futures contracts, parties to forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by entering into an instrument identical to the instrument purchased or sold, but in the opposite direction. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

      The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, a fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

      LIMITATIONS ON THE USE OF FORWARD CURRENCY CONTRACTS. A fund that may invest outside the United States may enter into forward currency contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the fund segregates with its custodian cash or liquid securities in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked to market daily.

      SWAP TRANSACTIONS. A fund that invests primarily in bonds may enter into interest swap transactions, including swaps, caps, floors and collars. Interest rate swaps involve an agreement between two parties to exchange payments that are based, for example, on variable and fixed rates of interest and that are calculated on the basis of a specified amount of principal (the "notional principal amount") for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which payments are made when a designated market interest rate either goes above a designated ceiling level or goes below a designated floor level on predetermined dates or during a specified time period. Currency swaps, caps, floors and collars are similar to interest rate swaps, caps, floors and collars, but they are based on currency exchange rates than interest rates.

      A fund may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. A fund may only use these transactions as a hedge and not as a speculative investment. Interest rate swap transactions are subject to risks comparable to those described above with respect to other hedging strategies.

      A fund may enter into interest rate swaps, caps, floors and collars on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with a fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these interest rate swap transactions are entered into for good faith hedging purposes, and inasmuch as segregated accounts will be established with respect to such transactions, Mitchell Hutchins and the sub-advisers (if applicable) believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to a fund's borrowing restrictions. The net amount of the excess, if any, of a fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and appropriate fund assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account as described above in "Investment Policies and Restrictions--Segregated Accounts." A fund also will establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps, floors and collars that are written by the fund.

      A fund will enter into swap transactions only with banks and recognized securities dealers believed by Mitchell Hutchins or A sub-adviser to present minimal credit risk in accordance with guidelines established by the fund's board. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

ORGANIZATION OF TRUST; TRUSTEES AND OFFICERS AND PRINCIPAL HOLDERS OF SECURITIES

      The Trust was formed on November 21, 1986 as a business trust under the laws of the Commonwealth of Massachusetts and has thirteen operating series. The Trust is governed by a board of trustees, which is authorized to establish additional series and to issue an unlimited number of shares of beneficial interest of each existing or future series, par value $0.001 per share. The board oversees each fund's operations.

      The trustees and executive officers of each Trust, their ages, business addresses and principal occupations during the past five years are:


    NAME AND ADDRESS*; AGE          POSITION WITH TRUST           BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
    ----------------------          -------------------           ----------------------------------------

Margo N. Alexander**; 52           Trustee and President     Mrs.   Alexander  is  president,   chief  executive
                                                             officer and a director of Mitchell  Hutchins (since
                                                             January 1995),  and an executive vice president and
                                                             a director of PaineWebber  (since March 1984). Mrs.
                                                             Alexander is president and a director or trustee of
                                                             32   investment   companies   for  which   Mitchell
                                                             Hutchins,  PaineWebber or their affiliates serve as
                                                             investment adviser.

Richard Q. Armstrong; 63                  Trustee            Mr.  Armstrong is chairman and  principal of R.Q.A.
One Old Church Road                                          Enterprises  (management  consulting  firm)  (since
Unit #6                                                      April 1991 and  principal  occupation  since  March
Greenwich, CT 06830                                          1995).  Mr.  Armstrong  was  chairman of the board,
                                                             chief executive  officer and co-owner of Adirondack
                                                             Beverages  (producer and distributor of soft drinks
                                                             and  sparkling/still  waters)  (October  1993-March
                                                             1995).   He  was  a  partner  of  The  New  England
                                                             Consulting  Group   (management   consulting  firm)
                                                             (December  1992-September  1993).  He was  managing
                                                             director of LVMH U.S. Corporation (U.S.  subsidiary
                                                             of the  French  luxury  goods  conglomerate,  Louis
                                                             Vuitton Moet Hennessey Corporation) (1987-1991) and
                                                             chairman  of  its  wine  and  spirits   subsidiary,
                                                             Schieffelin  & Somerset  Company  (1987-1991).  Mr.
                                                             Armstrong is a director or trustee of 31 investment
                                                             companies for which Mitchell Hutchins,  PaineWebber
                                                             or their affiliates serve as investment adviser.

E. Garrett Bewkes, Jr.**; 72      Trustee and Chairman of    Mr. Bewkes is a director of Paine Webber Group Inc.
                                   the Board of Trustees     ("PW Group")  (holding  company of PaineWebber  and
                                                             Mitchell Hutchins).  Prior to December 1995, he was
                                                             a  consultant  to PW Group.  Prior to 1988,  he was
                                                             chairman   of  the  board,   president   and  chief
                                                             executive officer of American Bakeries Company. Mr.
                                                             Bewkes  is  a  director  of   Interstate   Bakeries
                                                             Corporation. Mr. Bewkes is a director or trustee of
                                                             34   investment   companies   for  which   Mitchell
                                                             Hutchins,  PaineWebber or their affiliates serve as
                                                             investment adviser.



                                                       39

    NAME AND ADDRESS*; AGE          POSITION WITH TRUST           BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
    ----------------------          -------------------           ----------------------------------------
Richard R. Burt; 52                       Trustee            Mr.  Burt  is  chairman  of  IEP   Advisors,   Inc.
1275 Pennsylvania Ave, N.W.                                  (international  investments  and  consulting  firm)
Washington, DC  20004                                        (since  March  1994) and a partner  of  McKinsey  &
                                                             Company (management  consulting firm) (since 1991).
                                                             He is also a director of Archer-Daniels-Midland Co.
                                                             (agricultural commodities), Hollinger International
                                                             Co.    (publishing),    Homestake   Mining   Corp.,
                                                             Powerhouse  Technologies  Inc.  and  Wierton  Steel
                                                             Corp. He was the chief  negotiator in the Strategic
                                                             Arms  Reduction  Talks with the former Soviet Union
                                                             (1989-1991) and the U.S.  Ambassador to the Federal
                                                             Republic  of  Germany  (1985-1989).  Mr.  Burt is a
                                                             director or trustee of 31 investment  companies for
                                                             which  Mitchell  Hutchins,   PaineWebber  or  their
                                                             affiliates serve as investment adviser.

Mary C. Farrell**; 49                     Trustee            Ms.   Farrell  is  a  managing   director,   senior
                                                             investment  strategist and member of the Investment
                                                             Policy Committee of PaineWebber. Ms. Farrell joined
                                                             PaineWebber  in  1982.  She  is  a  member  of  the
                                                             Financial Women's  Association and Women's Economic
                                                             Roundtable  and  appears as a regular  panelist  on
                                                             Wall  $treet  Week with  Louis  Rukeyser.  She also
                                                             serves  on the  Board  of  Overseers  of  New  York
                                                             University's Stern School of Business.  Ms. Farrell
                                                             is a director or trustee of 31 investment companies
                                                             for which Mitchell  Hutchins,  PaineWebber or their
                                                             affiliates serve as investment adviser.

Meyer Feldberg; 57                        Trustee            Mr. Feldberg is Dean and Professor of Management of
Columbia University                                          the   Graduate   School   of   Business,   Columbia
101 Uris Hall                                                University.  Prior to 1989, he was president of the
New York, NY  10027                                          Illinois Institute of Technology.  Dean Feldberg is
                                                             also  a  director  of  Primedia,   Inc.,  Federated
                                                             Department  Stores,  Inc.  and  Revlon,  Inc.  Dean
                                                             Feldberg is a director or trustee of 33  investment
                                                             companies for which Mitchell Hutchins,  PaineWebber
                                                             or their affiliates serve as investment adviser.

George W. Gowen; 69                       Trustee            Mr.   Gowen  is  a  partner  in  the  law  firm  of
666 Third Avenue                                             Dunnington,  Bartholow & Miller. Prior to May 1994,
New York, NY  10017                                          he was a partner  in the law firm of Fryer,  Ross &
                                                             Gowen.  Mr.  Gowen is a  director  or trustee of 31
                                                             investment  companies for which Mitchell  Hutchins,
                                                             Paine   Webber   or  their   affiliates   serve  as
                                                             investment adviser.



                                                       40

    NAME AND ADDRESS*; AGE          POSITION WITH TRUST           BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
    ----------------------          -------------------           ----------------------------------------

Frederic V. Malek; 62                     Trustee            Mr.  Malek is chairman of Thayer  Capital  Partners
1455 Pennsylvania Ave, N.W.                                  (merchant  bank).  From  January  1992 to  November
Suite 350                                                    1992, he was campaign  manager of Bush-Quayle  `92.
Washington, DC  20004                                        From 1990 to 1992,  he was vice  chairman and, from
                                                             1989  to  1990,   he  was  president  of  Northwest
                                                             Airlines  Inc.,  NWA  Inc.   (holding   company  of
                                                             Northwest  Airlines  Inc.) and Wings  Holdings Inc.
                                                             (holding  company of NWA Inc.).  Prior to 1989,  he
                                                             was employed by the Marriott  Corporation  (hotels,
                                                             restaurants,    airline   catering   and   contract
                                                             feeding),  where he most  recently was an executive
                                                             vice president and president of Marriott Hotels and
                                                             Resorts.  Mr.  Malek is also a director of American
                                                             Management Systems, Inc. (management consulting and
                                                             computer   related   services),    Automatic   Data
                                                             Processing,  Inc., CB Commercial  Group, Inc. (real
                                                             estate  services),   Choice  Hotels   International
                                                             (hotel  and hotel  franchising),  FPL  Group,  Inc.
                                                             (electric services), Manor Care, Inc. (health care)
                                                             and Northwest Airlines Inc. Mr. Malek is a director
                                                             or trustee  of 31  investment  companies  for which
                                                             Mitchell Hutchins,  PaineWebber or their affiliates
                                                             serve as investment adviser.

Carl W. Schafer; 63                       Trustee            Mr. Schafer is president of the Atlantic Foundation
66 Witherspoon Street, #1100                                 (charitable     foundation     supporting    mainly
Princeton, NJ  08542                                         oceanographic  exploration  and research).  He is a
                                                             director  of Base  Ten  Systems,  Inc.  (software),
                                                             Roadway  Express,  Inc.  (trucking),  The  Guardian
                                                             Group of Mutual Funds, the Harding,  Loevner Funds,
                                                             Evans Systems, Inc. (motor fuels, convenience store
                                                             and  diversified   company),   Electronic  Clearing
                                                             House, Inc., (financial  transactions  processing),
                                                             Frontier  Oil  Corporation  and  Nutraceutix,  Inc.
                                                             (biotechnology  company). Prior to January 1993, he
                                                             was chairman of the Investment  Advisory  Committee
                                                             of the Howard Hughes Medical Institute. Mr. Schafer
                                                             is a director or trustee of 31 investment companies
                                                             for which Mitchell  Hutchins,  PaineWebber or their
                                                             affiliates serve as investment adviser.

T. Kirkham Barneby; 52                 Vice President        Mr.  Barneby  is a  managing  director  and  chief
                                                             investment  officer - quantitative  investments of
                                                             Mitchell  Hutchins.  Prior to September  1994,  he
                                                             was a senior  vice  president  at  Vantage  Global
                                                             Management.  Mr.  Barneby is a vice  president  of
                                                             seven  investment  companies  for  which  Mitchell
                                                             Hutchins,  PaineWebber or their  affiliates  serve
                                                             as investment adviser.

Ellen R. Harris; 52                    Vice President        Ms. Harris is a managing  director and a portfolio
                                                             manager  of  Mitchell  Hutchins.  Ms.  Harris is a
                                                             vice  president of two  investment  companies  for
                                                             which  Mitchell  Hutchins,  PaineWebber  or  their
                                                             affiliates serve as investment adviser.

Donald R. Jones; 38                    Vice President        Mr.  Jones  is  a  senior  vice  president  and  a
                                                             portfolio manager of Mitchell  Hutchins.  Prior to
                                                             February  1996,  he  was a vice  president  in the
                                                             asset   management   group   of   First   Fidelity
                                                             Bancorporation.  Mr. Jones is a vice  president of
                                                             two   investment   companies  for  which  Mitchell
                                                             Hutchins,  PaineWebber or their  affiliates  serve
                                                             as investment adviser.



                                                       41

    NAME AND ADDRESS*; AGE          POSITION WITH TRUST           BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
    ----------------------          -------------------           ----------------------------------------

James F. Keegan; 38                    Vice President        Mr.  Keegan  is a  senior  vice  president  and  a
                                                             portfolio manager of Mitchell  Hutchins.  Prior to
                                                             March  1996,  he  was  director  of  fixed  income
                                                             strategy and research of Merrion Group,  L.P. From
                                                             1987 to 1994,  he was a vice  president  of global
                                                             investment   management  of  Bankers  Trust.   Mr.
                                                             Keegan  is a vice  president  of three  investment
                                                             companies    for    which    Mitchell    Hutchins,
                                                             PaineWebber   or   their   affiliates   serve   as
                                                             investment adviser.

John J. Lee; 30                      Vice President and      Mr. Lee is a vice  president  and a manager of the
                                    Assistant Treasurer      mutual  fund   finance   department   of  Mitchell
                                                             Hutchins.  Prior  to  September  1997,  he  was an
                                                             audit manager in the financial  services  practice
                                                             of Ernst & Young LLP. Mr. Lee is a vice  president
                                                             and   assistant   treasurer   of   32   investment
                                                             companies    for    which    Mitchell    Hutchins,
                                                             PaineWebber  or  their   affiliates  serve  as  an
                                                             investment adviser.

Thomas J. Libassi; 40                  Vice President        Mr.   Libassi  is  a  senior  vice  president  and
                                                             portfolio manager of Mitchell  Hutchins.  Prior to
                                                             May  1994,  he was a vice  president  of  Keystone
                                                             Custodian  Funds Inc.  with  portfolio  management
                                                             responsibility.  Mr.  Libassi is a vice  president
                                                             of six  investment  companies  for which  Mitchell
                                                             Hutchins,  PaineWebber or their  affiliates  serve
                                                             as investment adviser.

Dennis McCauley; 52                    Vice President        Mr.  McCauley  is a  managing  director  and chief
                                                             investment   officer--fixed   income  of   Mitchell
                                                             Hutchins.  Prior to December 1994, he was director
                                                             of fixed income  investments  of IBM  Corporation.
                                                             Mr.  McCauley is a vice president of 22 investment
                                                             companies    for    which    Mitchell    Hutchins,
                                                             PaineWebber   or   their   affiliates   serve   as
                                                             investment adviser.

Ann E. Moran; 41                     Vice President and      Ms.  Moran is a vice  president  and a manager  of
                                    Assistant Treasurer      the mutual  fund  finance  department  of Mitchell
                                                             Hutchins.  Ms.  Moran  is  a  vice  president  and
                                                             assistant  treasurer  of 32  investment  companies
                                                             for which Mitchell Hutchins,  PaineWebber or their
                                                             affiliates serve as investment adviser.

Dianne E. O'Donnell; 46              Vice President and      Ms. O'Donnell is a senior vice president and deputy
                                         Secretary           general counsel of Mitchell Hutchins. Ms. O'Donnell
                                                             is a vice  president and secretary of 31 investment
                                                             companies  and  a  vice   president  and  assistant
                                                             secretary  of  one  investment  company  for  which
                                                             Mitchell Hutchins,  PaineWebber or their affiliates
                                                             serve as investment adviser.

Emil Polito; 38                        Vice President        Mr.   Polito  is  a  senior  vice   president  and
                                                             director of  operations  and control for  Mitchell
                                                             Hutchins.  Mr.  Polito is a vice  president  of 32
                                                             investment  companies for which Mitchell Hutchins,
                                                             PaineWebber   or   their   affiliates   serve   as
                                                             investment adviser.

Susan Ryan; 39                         Vice President        Ms. Ryan is a senior vice  president and portfolio
                                                             manager  of  Mitchell  Hutchins  and has been with
                                                             Mitchell  Hutchins  since 1982. Ms. Ryan is a vice
                                                             president of five  investment  companies for which
                                                             Mitchell    Hutchins,    PaineWebber    or   their
                                                             affiliates serve as investment adviser.



                                                       42

    NAME AND ADDRESS*; AGE          POSITION WITH TRUST           BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
    ----------------------          -------------------           ----------------------------------------

Victoria E. Schonfeld; 48              Vice President        Ms.  Schonfeld is a managing  director and general
                                                             counsel of Mitchell  Hutchins since May 1994 and a
                                                             senior vice  president of  PaineWebber  since July
                                                             1995.  Prior to May  1994,  she was a  partner  in
                                                             the law firm of Arnold & Porter.  Ms. Schonfeld is
                                                             a vice president of 31 investment  companies and a
                                                             vice  president  and  secretary of one  investment
                                                             company for which Mitchell  Hutchins,  PaineWebber
                                                             or their affiliates serve as investment adviser.

Paul H. Schubert; 36                 Vice President and      Mr.  Schubert  is  a  senior  vice  president  and
                                         Treasurer           director of the mutual fund finance  department of
                                                             Mitchell  Hutchins.  From  August  1992 to  August
                                                             1994,  he  was  a  vice   president  at  BlackRock
                                                             Financial  Management  L.P. Mr. Schubert is a vice
                                                             president   and   treasurer   of   32   investment
                                                             companies    for    which    Mitchell    Hutchins,
                                                             PaineWebber   or   their   affiliates   serve   as
                                                             investment adviser.

Nirmal Singh; 42                       Vice President        Mr.  Singh  is  a  senior  vice  president  and  a
                                                             portfolio manager of Mitchell Hutchins.  Mr. Singh
                                                             is a vice president of four  investment  companies
                                                             for which Mitchell Hutchins,  PaineWebber or their
                                                             affiliates serve as investment adviser.

Barney A. Taglialatela; 38           Vice President and      Mr.   Taglialatela  is  a  vice  president  and  a
                                    Assistant Treasurer      manager of the mutual fund finance  department  of
                                                             Mitchell Hutchins.  Prior to February 1995, he was
                                                             a manager of the mutual fund  finance  division of
                                                             Kidder   Peabody   Asset   Management,   Inc.  Mr.
                                                             Taglialatela  is a vice  president  and  assistant
                                                             treasurer  of 32  investment  companies  for which
                                                             Mitchell    Hutchins,    PaineWebber    or   their
                                                             affiliates serve as investment adviser.

Mark A. Tincher; 43                    Vice President        Mr.  Tincher  is a  managing  director  and  chief
                                                             investment  officer--equities of Mitchell Hutchins.
                                                             Prior to March 1995,  he was a vice  president and
                                                             directed  the U.S.  funds  management  and  equity
                                                             research  areas of Chase  Manhattan  Private Bank.
                                                             Mr.  Tincher is a vice  president of 13 investment
                                                             companies    for    which    Mitchell    Hutchins,
                                                             PaineWebber   or   their   affiliates   serve   as
                                                             investment adviser.

Craig M. Varrelman; 40                 Vice President        Mr.  Varrelman  is a senior vice  president  and a
                                                             portfolio  manager  of  Mitchell   Hutchins.   Mr.
                                                             Varrelman is a vice  president of four  investment
                                                             companies    for    which    Mitchell    Hutchins,
                                                             PaineWebber   or   their   affiliates   serve   as
                                                             investment adviser.

Stuart Waugh; 43                       Vice President        Mr.  Waugh is a managing  director and a portfolio
                                                             manager  of  Mitchell  Hutchins   responsible  for
                                                             global  fixed  income   investments  and  currency
                                                             trading.  Mr.  Waugh is a vice  president  of five
                                                             investment  companies for which Mitchell Hutchins,
                                                             PaineWebber   or   their   affiliates   serve   as
                                                             investment adviser.

Keith A. Weller; 37                  Vice President and      Mr. Weller is a first vice  president and associate
                                    Assistant Secretary      general counsel of Mitchell Hutchins.  Prior to May
                                                             1995, he was an attorney in private  practice.  Mr.
                                                             Weller is a vice president and assistant  secretary
                                                             of  31  investment  companies  for  which  Mitchell
                                                             Hutchins,  PaineWebber or their affiliates serve as
                                                             investment adviser.


-------------
* Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.

** Mrs.  Alexander,  Mr. Bewkes and Ms. Farrell are "interested  persons" of the
   Trust and each fund as defined in the 1940 Act by virtue of their positions with Mitchell Hutchins, PaineWebber, and/or PW Group.

      The Trust pays each board member who is not an "interested person" of the Trust $500 annually for each fund and an additional up to $150 per fund for each board meeting and each separate meeting of a board committee. Therefore, the Trust pays each such trustee$6,500 annually, plus any additional amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation, aggregating $15,000 annually, from the relevant funds. All board members are reimbursed for any expenses incurred in attending meetings. Board members and officers own in the aggregate less than 1% of the outstanding shares of any class of each fund. Because PaineWebber, Mitchell
Hutchins and, as applicable, a sub-adviser perform substantially all the services necessary for the operation of the Trust and each fund, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a board member or officer.

      The table below includes certain information relating to the compensation of the current board members who held office with the Trust or with other PaineWebber funds during the year ended December 31, 1998.

                               COMPENSATION TABLE+


                                         AGGREGATE        TOTAL COMPENSATION
                                     COMPENSATION FROM    FROM THE TRUST AND
         NAME OF PERSON, POSITION        THE TRUST*         THE FUND COMPLEX
         ------------------------        ----------         ----------------

       Richard Q. Armstrong,
           Trustee
       Richard R. Burt,
           Trustee
       Meyer Feldberg,
           Trustee
       George W. Gowen,
           Trustee
       Frederic V. Malek,
           Trustee
       Carl W. Schafer,
           Trustee

--------------------

+ Only independent board members are compensated by the Trust and identified above; board members who are "interested persons," as defined by the 1940 Act, do not receive compensation.

* Represents fees paid to each Trustee from the Trust for the year ended December 31, 1998.

** Represents total compensation paid to each board member during the calendar year ended December 31, 1998; no fund within the fund complex has a bonus, pension, profit sharing or retirement plan.

                         PRINCIPAL HOLDERS OF SECURITIES

      The following shareholders are shown in the Trust's records as owning more than 5% of the Class H and Class I shares of the funds as of April , 1999, as indicated below:

                            PAINEWEBBER    AMERICAN
                                LIFE       REPUBLIC
                              VARIABLE     VARIABLE
                              ANNUITY       ANNUITY
                            ACCOUNT (1)   ACCOUNT (2)
      Money Market
      Portfolio
          Class H shares
          Class I shares

      High Grade Fixed
      income Portfolio
          Class H shares
          Class I shares

      Strategic Fixed
      Income Portfolio
          Class H shares
          Class I shares

      Strategic Income
      Portfolio
          Class H shares
          Class I shares

                            PAINEWEBBER    AMERICAN
                                LIFE       REPUBLIC
                              VARIABLE     VARIABLE
                              ANNUITY       ANNUITY
                            ACCOUNT (1)   ACCOUNT (2)

      Global Income
      Portfolio
          Class H shares
          Class I shares

      High Income Portfolio
          Class H shares
          Class I shares

      Balanced Portfolio
          Class H shares
          Class I shares

      Growth and Income
      Portfolio
          Class H shares
          Class I shares

      Tactical Allocation
      Portfolio
          Class H shares
          Class I shares

      Growth Portfolio
          Class H shares
          Class I shares

      Aggressive Growth
      Portfolio
          Class H shares
          Class I shares

      Small Cap Portfolio
          Class H shares
          Class I shares

      Global Growth
      Portfolio
          Class H shares
          Class I shares

---------------

(1) PaineWebber Life Variable Annuity Account is a segregated investment account of PaineWebber Life Insurance Company, 1200 Harbor Blvd., Weekhawken, New Jersey 07087.
(2) American Republic Variable Annuity Account is a segregated investment account of American Republic Insurance Company, 601 6th Avenue, Des Moines, Iowa 50309.

                INVESTMENT ADVISORY AND DISTRIBUTION ARRANGEMENTS

      INVESTMENT ADVISORY ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator of each fund pursuant to contracts (each an "Advisory Contract") with the Trust dated November 2, 1998 with respect to Global Growth Portfolio and April 21, 1988 (as supplemented by Fee Agreements dated May 1, 1989, December 30, 1991, September 1, 1993 and May 1, 1998) with respect to the other funds. Under the Advisory Contracts, the Trust pays Mitchell Hutchins a fee for each fund, computed daily and payable monthly, at the annual rate of the fund's average daily net assets as indicated in the table below. The table also shows the advisory fees earned (or accrued) by Mitchell Hutchins during the periods shown.

                                        ANNUAL RATE OF             ADVISORY FEES PAID OR ACCRUED
                                      ADVISORY FEE AS A          FOR THE YEARS ENDED DECEMBER 31,
                                     PERCENTAGE OF FUND'S
                                      AVERAGE DAILY NET             1998          1997          1996
                                            ASSETS                  ----          ----          ----
                                            ------

Money Market Portfolio                       0.50                                $ 56,346      $ 79,283
High Grade Fixed Income Portfolio            0.50                                  39,763        44,461
Strategic Fixed Income Fund                  0.50                                  53,270        62,785
Strategic Income Portfolio *                 0.75                                     n/a           n/a
Global Income Portfolio                      0.75                                 165,480       230,262
High Income Portfolio *                      0.50                                     n/a           n/a
Balanced Portfolio                           0.75                                 252,729       249,995
Growth and Income Portfolio                  0.70                                 138,089       111,599
Tactical Allocation Portfolio *              0.50                                     n/a           n/a
Growth Portfolio                             0.75                                 299,373       325,065
Aggressive Growth Portfolio                  0.80                                 170,723       155,896
Small Cap Portfolio *                        1.00                                     n/a           n/a
Global Growth Portfolio                      0.75                                 182,141       198,128


*     These funds commenced operations in 1998 on the following dates:

            Strategic Income Portfolio           00/00/98
            High Income Portfolio                00/00/98
            Tactical Allocation Portfolio        00/00/98
            Small Cap Portfolio                  00/00/98


      The Advisory Contracts authorize Mitchell Hutchins to retain one or more sub-advisers but do not require Mitchell Hutchins to do so. Mitchell Hutchins has entered into sub-advisory contracts ("Sub-Advisory Contracts") with respect to Strategic Fixed Income Portfolio, Aggressive Growth Portfolio and (for its foreign investments segment) Global Growth Portfolio, as described further below.

      Under a Sub-Advisory Contract with Mitchell Hutchins dated September 21, 1995, Pacific Investment Management Company ("PIMCO") serves as sub-adviser for Strategic Fixed Income Portfolio. Mitchell Hutchins (not the fund) pays PIMCO for its services under the Sub-Advisory Contract a fee in the annual amount of 0.25% of the fund's average daily net assets. For the years ended December 31, 1998, December 31, 1997 and December 31, 1996, Mitchell Hutchins paid or accrued sub-advisory fees to PIMCO of $______, $26,635 and $31,393, respectively. PIMCO, a Delaware general partnership, is a registered investment adviser and a subsidiary partnership of PIMCO Advisors L.P. ("PIMCO Advisors"). The general partners of PIMCO Advisors are PIMCO Advisors Holding L.P., a publicly traded company listed on the New York Stock Exchange under the symbol "PA" and PIMCO Partners, G.P., a general partnership between Pacific Life Insurance Company and PIMCO Partners, LLC, a limited liability company controlled by the PIMCO managing directors. As of January 31, 1999, PIMCO has approximately $ billion in assets under management and was adviser or sub-adviser of [46] pooled fund accounts with aggregate assets of approximately $ billion. PIMCO is one of the largest fixed income management firms in the nation. Included among PIMCO's institutional clients are many "Fortune 500" companies.

      Under a Sub-Advisory Contract with Mitchell Hutchins dated September 1, 1993, Nicholas-Applegate Capital Management ("Nicholas-Applegate") serves as sub-adviser for Aggressive Growth Portfolio. Mitchell Hutchins (not the fund) pays Nicholas-Applegate for its services under the Sub-Advisory Contract a fee in the annual amount of 0.50% of the fund's average daily net assets. For the years ended December 31, 1998, December 31, 1997 and December 31, 1996, Mitchell Hutchins paid or accrued sub-advisory fees to Nicholas-Applegate of $______, $106,701 and $97,434, respectively. Nicholas-Applegate is a California limited partnership. Its general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership controlled by Arthur E.
Nicholas. As of January 31, 1999, Nicholas-Applegate managed a total of approximately $ billion in assets for its client accounts, which include employee benefit plans of corporations, public retirement systems and unions, university endowments and other institutional investors.

      Under a Sub-Advisory Contract with Mitchell Hutchins dated November 2, 1998, Invista Capital Management Inc. ("Invista") serves as sub-adviser for the foreign investments segment of Global Growth Portfolio. Mitchell Hutchins (not the fund) pays Invista for its services under the Sub-Advisory Contract a fee in the annual amount of 0.29% of the fund's average daily net assets. For the period November 2, 1998 to December 31, 1998, Mitchell Hutchins paid or accrued sub-advisory fees to Invista of $______. Invista, which was founded in 1984, is an indirect wholly owned subsidiary of Principal Life Insurance Company and manages substantially all of Principal Life Insurance Company's equity accounts, in addition to providing investment advice to other affiliated and non-affiliated customers. As of January 31, 1999, Invista managed approximately $ billion in client assets.

      Prior to November 2, 1998, GE Investment Management Incorporated ("GEIM") served as investment sub-adviser for all investments of Global Growth Portfolio and Mitchell Hutchins (not the fund) paid GEIM for its services under this prior Sub-Advisory Contract a fee in the annual amount of 0.29% of the fund's average daily net assets. For the period January 1, 1998 to November 1, 1998 and the years ended December 31, 1997 and December 31, 1996, Mitchell Hutchins paid or accrued sub-advisory fees to GEIM of $______, $70,428 and $76,609, respectively.

      Under the terms of the Advisory Contracts, each fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. General expenses of the Trust not readily identifiable as belonging to one of the funds are allocated among the funds by or under the direction of the Trust's board in such manner as the board determines to be fair and equitable. Expenses borne by each fund include the following (or the fund's allocable share of the following): (1) the cost (including brokerage commissions) of securities purchased or sold by the fund and any losses incurred in connection therewith;
(2) fees payable to and expenses incurred on behalf of the fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to board members and officers who are not interested persons (as defined in the 1940 Act) of the Trust or Mitchell Hutchins; (6) all expenses incurred in connection with the board members' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent board members; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to board members and officers; and (18) costs of mailing, stationery and communications equipment.

      Under each Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or a fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. Each Advisory Contract terminates automatically upon assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of the fund's outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to the Trust.

      Under each Sub-Advisory Contract, the sub-adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust, the fund, its shareholders or Mitchell Hutchins in connection with the Sub-Advisory Contract, except any liability to any of them to which the sub-adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Advisory Contract. Each Sub-Advisory Contract terminates automatically upon its assignment or the termination of the Advisory Contract and is terminable at any time without penalty by the board or by vote of the holders of a majority of the applicable fund's outstanding voting securities on 60 days' notice to the sub-adviser, or by the sub-adviser on 120 days' written notice to Mitchell Hutchins. Each Sub-Advisory Contract also may be terminated by Mitchell Hutchins
(1) upon material breach by the sub-adviser of its representations and warranties, which breach shall not have been cured within a 20 day period after notice of such breach; (2) if the sub-adviser becomes unable to discharge its duties and obligations under the Sub-Advisory Contract; or (3) upon 120 days' notice to the sub-adviser.

      During the years ended December 31, 1998 and December 31, 1997, the indicated fund paid (or accrued) the following fees to PaineWebber for its services as securities lending agent:

          FUND                                      YEAR ENDED DECEMBER 31,
                                                       1998            1997
                                                       ----            ----
          Money Market  Portfolio
          High Grade Fixed Income  Portfolio
          Strategic Fixed  Income  Portfolio
          Strategic  Income  Portfolio
           Global  Income Portfolio
          High Income Portfolio
          Balanced  Portfolio
          Growth and Income Portfolio
          Tactical  Allocation  Portfolio
          Growth Portfolio
          Aggressive Growth Portfolio
          Small Cap Portfolio
          Global Growth Portfolio

      NET ASSETS. The following table shows the approximate net assets as of March 31, 1999, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                                   NET ASSETS
                        INVESTMENT CATEGORY                          ($MIL)
                        -------------------                          ------

      Domestic (excluding Money Market)........................      $
      Global...................................................
      Equity/Balanced..........................................
      Fixed  Income (excluding Money Market)...................
            Taxable  Fixed Income..............................
            Tax-Free Fixed Income..............................
      Money Market Funds.......................................


      PERSONAL TRADING POLICIES. Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of PaineWebber mutual funds and other Mitchell Hutchins advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber Funds and other Mitchell Hutchins advisory clients. Personnel of each sub-adviser may also invest in securities for their own accounts pursuant to comparable codes of ethics.

      DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of the Class I shares of each fund under separate distribution contract with the Trust ("Distribution Contract"). The Distribution Contract requires Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell Class I shares of the each fund. Class H shares have no distributor or distribution contract. Class H and Class I shares of each fund are offered continuously to separate accounts of insurance companies.

      Under a plan of distribution pertaining to the Class I shares of each fund adopted by the Trust in the manner prescribed under Rule 12b-1 under the 1940 Act ("Class I Plan" or "Plan"), each fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets attributable to its Class I shares. Mitchell Hutchins uses these distribution fees to pay insurance companies whose separate accounts purchase Class I shares for distribution-related services that the insurance companies provide with respect to the Class I shares. These services include (1) the printing and mailing of fund prospectuses, statements of additional information, related supplements and shareholder reports to current and prospective Contract Owners, (2) the development and preparation of sales material, including sales literature, relating to Class I shares, (3) materials and activities intended to educate and train insurance company sales personnel concerning the funds and Class I shares, (4) obtaining information and providing explanations to Contract Owners concerning the funds, (5) compensating insurance company sales personnel with respect to services that result in the sale or retention of Class I shares, (6) providing personal services and/or account maintenance services to Contract Owners with respect to insurance company separate accounts that hold Class I shares, and (7) financing other activities that the board determines are primarily intended to result in the sale of Class I shares.

      The Plan and the related Distribution Contract for Class I shares specify that the distribution fees paid to Mitchell Hutchins are not reimbursements for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the distribution fees it receives, the funds will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of distribution fees received or accrued through the termination date of the Class I Plan will be Mitchell Hutchins' sole responsibility and not that of the funds. The board reviews the Class I Plan and Mitchell Hutchins' corresponding expenses annually.

      Among other things, the Class I Plan provides that (1) Mitchell Hutchins will submit to the board at least quarterly, and the board members will review, reports regarding all amounts expended under the Class I Plan and the purposes for which such expenditures were made, (2) the Class I Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those board members who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by a fund under the Class I Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class and (4) while the Class I Plan remains in effect, the selection and nomination of board members who are not "interested persons" of the Trust shall be committed to the discretion of the board members who are not "interested persons" of that Trust.

      The following funds paid (or accrued) the following fees to Mitchell Hutchins under the Class I Plan during the year ended December 31, 1998:

          FUND
          ----

          Money Market  Portfolio
          High Grade Fixed Income  Portfolio
          Strategic Fixed  Income  Portfolio
          Strategic  Income  Portfolio
          Global  Income Portfolio
          High Income Portfolio
          Balanced  Portfolio
          Growth and Income Portfolio
          Tactical  Allocation  Portfolio
          Growth Portfolio
          Aggressive Growth Portfolio
          Small Cap Portfolio
          Global Growth Portfolio

      Mitchell   Hutchins   estimates  that  it  and  its  parent   corporation,
PaineWebber, incurred the following distribution-related expenses with respect to the Class I shares of each fund during the year ended December 31, 1998:

                                                            PRINTING OF                            BRANCH
                                                         PROSPECTUSES AND                        NETWORK COSTS
                                                           STATEMENTS OF         FEES PAID TO    ALLOCATED AND
                                   MARKETING AND            ADDITIONAL            INSURANCE        INTEREST
                                    ADVERTISING             INFORMATION           COMPANIES         EXPENSE
                                    -----------             -----------           ---------         -------

Money Market Portfolio
High Grade Fixed Income Portfolio
Strategic Fixed Income Portfolio
Strategic  Income  Portfolio
Global  Income  Portfolio
High  Income Portfolio
Balanced  Portfolio
Growth and Income Portfolio
Tactical  Allocation Portfolio
Growth  Portfolio
Aggressive  Growth  Portfolio
Small Cap Portfolio
Global Growth Portfolio

      "Marketing and advertising" includes various internal costs allocated by Mitchell Hutchins to its efforts at distributing the funds' shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of Mitchell Hutchins. "Branch network costs allocated and interest expense" consist of an allocated portion of the expenses of various PaineWebber departments involved in the distribution of the funds' shares, including the PaineWebber retail branch system.

      In approving the Class I Plan for each fund, the board considered all the features of the distribution system for the Class I shares, including (1) the expectation that Class I shares would be sold primarily to the separate accounts of insurance companies unaffiliated with Mitchell Hutchins or PaineWebber, (2) the expenses those unaffiliated insurance companies were likely to incur in marketing Class I shares to the owners of Contracts issued by their separate accounts, (3) the need to encourage those unaffiliated insurance companies to educate their agents concerning the fund and to compensate their agents for selling Class I shares and (4) the need to encourage those unaffiliated insurance companies to educate their Contract Owners concerning the fund and to provide personal and account maintenance services to Contract owners with respect to the fund's Class I shares attributable to their accounts.

      The board also considered all compensation that Mitchell Hutchins would receive under the Class I Plan and the Distribution Contract and the benefits that would accrue to Mitchell Hutchins under the Class I Plan in that Mitchell Hutchins would receive distribution and advisory fees that are calculated based upon a percentage of the average net assets of a fund, which fees would increase if the Class I Plan were successful and the fund attained and maintained significant asset levels.

                             PORTFOLIO TRANSACTIONS

      Subject to policies established by the board, Mitchell Hutchins or the applicable sub-adviser is responsible for the execution of each fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Mitchell Hutchins or the sub-adviser seeks to obtain the best net results for a fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While Mitchell Hutchins or the sub-adviser generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. Generally, bonds are traded on the OTC market on a "net" basis without a stated commission through dealers acting for their own accounts and not through brokers. Each fund may invest in securities traded in the OTC markets and will engage primarily with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker.

      During the years indicated, the funds paid the brokerage commissions set forth below:

                                                 FOR THE YEARS ENDED DECEMBER 31,
                                              1998              1997             1996
                                              ----              ----             ----

      Money Market Portfolio                $                $          0     $         0
      High Grade Fixed Income Portfolio                                 0               0
      Strategic Fixed Income Fund                                   1,149           2,279
      Strategic Income Portfolio *                                    n/a             n/a
      Global Income Portfolio                                           0               0
      High Income Portfolio *                                         n/a             n/a
      Balanced Portfolio                                           51,556          65,857
      Growth and Income Portfolio                                  39,178          31,792
      Tactical Allocation Portfolio *                                 n/a             n/a
      Growth Portfolio                                             71,334          33,885
      Aggressive Growth Portfolio                                  47,838          53,904
      Small Cap Portfolio *                                           n/a             n/a
      Global Growth Portfolio                                     113,093          78,261

*     These funds commenced operations in 1998 on the following dates:

          Strategic Income Portfolio                    00/00/98
          High Income Portfolio                         00/00/98
          Tactical Allocation Portfolio                 00/00/98
          Small Cap Portfolio                           00/00/98


      The funds have no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The funds contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through Mitchell Hutchins or its affiliates, including PaineWebber, or brokerage affiliates of a fund's sub-adviser. The board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to PaineWebber or brokerage affiliates of a fund's sub-adviser are reasonable and fair. Specific provisions in the Advisory Contracts and the Sub-Advisory Contracts authorize Mitchell Hutchins and each sub-adviser, respectively, and any of their affiliates that is a member of a national securities exchange to effect portfolio transactions for the applicable fund on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations. During the each of the three years ended December 31, 1998, the funds paid brokerage commissions to PaineWebber or, as applicable, brokerage affiliates of the sub-adviser as follows:

                                                 FOR THE YEARS ENDED DECEMBER 31,
                                              1998              1997             1996
                                              ----              ----             ----

      Money Market Portfolio              $        0        $           0    $          0
      High Grade Fixed Income Portfolio                                 0               0
      Strategic Fixed Income Fund                                       0               0
      Strategic Income Portfolio                                      n/a             n/a
      Global Income Portfolio                                           0               0
      High Income Portfolio                                           n/a             n/a
      Balanced Portfolio                                            1,992           1,320
      Growth and Income Portfolio                                     558             852
      Tactical Allocation Portfolio                                   n/a             n/a
      Growth Portfolio                                              4,020             300
      Aggressive Growth Portfolio                                   1,621             186
      Small Cap Portfolio                                             n/a             n/a
      Global Growth Portfolio                                           0               0


      These brokerage commissions paid for the year ended December 31, 1998 represented for each fund the percentages of total brokerage commissions paid and of the dollar amount representing the fund's transactions involving the payment of brokerage commissions set forth below.

      [Table]

                                         PERCENTAGE OF TOTAL     PERCENTAGE OF DOLLAR AMOUNT OF
                                              BROKERAGE          TRANSACTIONS INVOLVING PAYMENT
                                           COMMISSIONS PAID         OF BROKERAGE COMMISSIONS

      Money Market Portfolio               $              0
      High Grade Fixed Income Portfolio
      Strategic Fixed Income Fund
      Strategic Income Portfolio
      Global Income Portfolio
      High Income Portfolio
      Balanced Portfolio
      Growth and Income Portfolio
      Tactical Allocation Portfolio
      Growth Portfolio
      Aggressive Growth Portfolio
      Small Cap Portfolio
      Global Growth Portfolio

      Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The funds' procedures in selecting FCMs to execute their transactions in futures contracts, including procedures permitting the use of Mitchell Hutchins and its affiliates or brokerage affiliates of the Sub-Adviser, are similar to those in effect with respect to brokerage transactions in securities.

      Consistent with the interests of the funds and subject to the review of the board, Mitchell Hutchins or the applicable sub-adviser may cause a fund to purchase and sell portfolio securities through brokers who provide Mitchell Hutchins or the sub-adviser with research, analysis, advice and similar services. The funds may pay to those brokers a higher commission than may be charged by other brokers, provided that Mitchell Hutchins or the sub-adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of Mitchell Hutchins or the sub-adviser, as applicable, to that fund and its other clients, and that the total commissions paid by the fund will be reasonable in relation to the benefits to the fund over the long term. For the year ended December 31, 1998, the funds directed the portfolio transactions indicated below to brokers chosen because they provide research, analysis, advice and similar services, for which the funds paid the brokerage commissions indicated below:

FUND                                         AMOUNT OF PORTFOLIO TRANSACTIONS     BROKERAGE COMMISSIONS PAID
----                                         --------------------------------     --------------------------

Money Market Portfolio
High Grade Fixed Income Portfolio
Strategic Fixed Income Portfolio
Strategic Income Portfolio
Global Income Portfolio
High Income Portfolio
Balanced Portfolio
Growth and Income Portfolio
Tactical Allocation Portfolio
Growth Portfolio
Aggressive Growth Portfolio
Small Cap Portfolio
Global Growth Portfolio


      For purchases or sales with broker-dealer firms that act as principal, Mitchell Hutchins or the applicable sub-adviser seeks best execution. Although Mitchell Hutchins or a sub-adviser may receive certain research or execution services in connection with these transactions, Mitchell Hutchins and the sub-adviser will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Moreover, Mitchell Hutchins or the sub-adviser will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services that could be purchased for hard dollars. Mitchell Hutchins or the sub-adviser may engage in agency transactions in OTC securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include Mitchell Hutchins or the sub-adviser receiving multiple quotes from dealers before executing the transactions on an agency basis.

      Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by Mitchell Hutchins or the applicable sub-adviser in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins or the sub-adviser by brokers or dealers in connection with other funds or accounts that either of them advises may be used in advising the funds. Information and research received from brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Advisory Contracts or the sub-advisers under the Sub-Advisory Contract.

      Investment decisions for a fund and for other investment accounts managed by Mitchell Hutchins or by the applicable sub-adviser are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and such other account(s) as to amount according to a formula deemed equitable to the fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the funds are concerned, or upon their ability to complete their entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the funds.

      The funds will not purchase securities that are offered in underwritings in which PaineWebber, an applicable sub-adviser or any of their affiliates is a member of the underwriting or selling group, except pursuant to procedures adopted by the board pursuant to Rule 10f-3 under the 1940 Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that PaineWebber or any affiliate thereof or an affiliate of the sub-adviser not participate in or benefit from the sale to the fund.

      As of  December  31,  1998,  the  funds  owned  securities  issued  by the
following companies which are regular broker-dealers for the funds: [         ].

      PORTFOLIO TURNOVER. The funds' annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of a fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year.

      The funds' respective portfolio turnover rates for the fiscal periods shown were:

             FUND                                   PORTFOLIO TURNOVER RATES FOR
             ----                                   THE YEARS ENDED DECEMBER 31,
                                                    ----------------------------
                                                          1998             1997
                                                          ----             ----
             Money Market Portfolio                       n/a              n/a
             High Grade Fixed Income Portfolio                             95%
             Strategic Fixed Income Portfolio                             175%
             Strategic Income Portfolio                                    n/a
             Global Income Portfolio                                      142%
             High Income Portfolio                                         n/a
             Balanced Portfolio                                           169%
             Growth and Income Portfolio                                   92%
             Tactical Allocation Portfolio                                 n/a
             Growth Portfolio                                              89%
             Aggressive Growth Portfolio                                   89%
             Small Cap Portfolio                                           n/a
             Global Growth Portfolio                                       81%

                       ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

      The insurance company separate accounts purchase and redeem shares of the funds on each day on which the New York Stock Exchange ("NYSE") is open for trading ("Business Day") based on, among other things, the amount of premium payments to be invested and surrendered and transfer requests to be effected on that day pursuant to the variable contracts. Currently the NYSE is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and redemptions of the shares of each fund are effected at their respective net asset values per share determined as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on that Business Day. Payment for redemptions are made by the funds within seven days thereafter. No fee is charged the separate accounts when they purchase or redeem fund shares.

      The funds may suspend redemption privileges or postpone the date of payment during any period (1) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a fund's portfolio at the time.

                               VALUATION OF SHARES

      Each fund determines its net asset value per share separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each Monday through Friday when the NYSE is open. Prices will be calculated earlier when the NYSE closes early because trading has been halted for the day.

      Securities that are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on that day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins or the applicable Sub-Adviser as the primary market. Securities traded in the OTC market and listed on the Nasdaq Stock Market ("Nasdaq") normally are valued at the last available sale price on Nasdaq prior to valuation; other OTC securities are valued at the last bid price available prior to valuation, other than short-term investments that mature in 60 days or less.

      Where market quotations are readily available, debt securities of the funds (other than Money Market Portfolio) are valued based upon market quotations, provided those quotations adequately reflect, in the judgment of Mitchell Hutchins or the applicable Sub-Adviser, the fair value of the securities. Where those market quotations are not readily available, debt securities are valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the applicable board determines that this does not represent fair value. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the board.

      It should be recognized that judgment often plays a greater role in valuing thinly traded securities and lower rated bonds than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available.

      All investments quoted in foreign currency will be valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time such valuation is determined by a fund's custodian. Foreign currency exchange rates are generally determined prior to the close of regular trading on the NYSE. Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE, which events would not be reflected in the computation of a fund's net asset value on that day. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the investments will be valued at their fair value as determined in good faith by or under the direction of the applicable board. The foreign currency exchange transactions of the funds conducted on a spot (that is, cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. Under normal market conditions this rate differs from the prevailing exchange rate by less than one-tenth of one percent due to the costs of converting from one currency to another.

      MONEY MARKET PORTFOLIO. Money Market Portfolio values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. To use amortized cost to value its portfolio securities, the fund must adhere to certain conditions under that Rule relating to its investments. Amortized cost is an approximation of market value, whereby the difference between acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. In the event that a large number of redemptions takes place at a time when interest rates have increased, the fund might have to sell portfolio securities prior to maturity and at a price that might not be as desirable as the value at maturity.

      The board has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for Money Market Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1%, the trustees will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Money Market Portfolio will maintain a dollar weighted average portfolio maturity of 90 days or less and will not purchase any instrument with a remaining maturity greater than 13 months (as calculated under Rule 2a-7) and except that securities subject to repurchase agreements may have maturities in excess of 13 months, will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are of high quality and that the trustees determine present minimal credit risks as advised by Mitchell Hutchins and will comply with certain reporting and recordkeeping procedures. There is not assurance that constant net asset value per share will be maintained. In the event amortized cost ceases to represent fair value, the board will take appropriate action.

      In determining the approximate market value of portfolio instruments, the Trust may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, martices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                                      TAXES

      QUALIFICATION AS A REGULATED INVESTMENT COMPANY. To qualify or continue to qualify for treatment as a RIC under the Subchapter M of the Internal Revenue Code ("Code"), each fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gains and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. For each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If a fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed as an ordinary corporation on its taxable income for that year (even if that income was distributed to its shareholders) and all distributions out of its earnings and profits would be taxable to its shareholders, as dividends (that is, ordinary income).

      ADDITIONAL DIVERSIFICATION REQUIREMENTS. Each fund intends to comply or continue to comply with the diversification requirements imposed on it by section 817(h) of the Code and the regulations thereunder, which are in addition to the diversification requirements imposed on each fund to qualify for treatment as a RIC under Subchapter M of the Code. These requirements place certain limitations on the assets of each insurance company account that may be invested in securities of a single issuer. Because section 817(h) and the regulations thereunder treat the assets of each fund as assets of the related separate account, the funds must also meet these requirements. Specifically, the regulations under section 817(h) provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the separate account's total assets are cash and cash items, government securities and securities of other regulated investment companies. Failure of a fund to satisfy the section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the Contract Owners other than as described in the applicable Contract prospectus.

OTHER INFORMATION.

      The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts derived by a fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

      Each  fund  may  invest  in  the  stock  of  "passive  foreign  investment companies" ("PFICs") if such stock is a permissible investment. A PFIC is a foreign corporation--other than a "controlled foreign corporation" (i.e., a foreign corporation of which, on any day during its taxable year, more than 50% of the total voting power of its voting stock or the total value of all of its stock is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which a fund is U.S. shareholder (effective for their taxable years beginning November 1,
1998)--that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of such stock (collectively "PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders. If a fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss)--which may have to be distributed by the fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax--even if those earnings and gain are not distributed to the fund by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

      Effective for their taxable years beginning [January 1, 1999], each fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over a fund's adjusted basis therein as of the end of that year. Pursuant to the election, a fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the fund for prior taxable years. A fund's adjusted basis in each PFIC's stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken under the election. Regulations proposed in 1992 would have provided a similar election with respect to the stock of certain PFIC's.

      If a fund has an "appreciated financial position"--generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the same or substantially similar property, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract entered into by a fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to a fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

      A fund may acquire zero coupon or other securities issued with original issue discount or Treasury Inflation-Protection Securities ("TIPS"), on which principal is adjusted based on changes in the Consumer Price Index. A fund must include in its gross income the portion of the original issue discount (including the amount of any principal increases on TIPS) that accrues on such securities during the taxable year, even if the fund receives no corresponding payment on them during the year. Because a fund annually must distribute substantially all of its investment company taxable income, including any accrued original issue discount, to satisfy the Distribution Requirement, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

      The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the funds and their shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the funds' activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the funds and to dividends and distributions therefrom.

                                    DIVIDENDS

      MONEY MARKET PORTFOLIO. Shares of Money Market Portfolio begin earning dividends on the day of purchase; dividends are accrued to shareholder accounts daily and are automatically invested in additional fund shares monthly. The fund does not expect to realize net capital gain. In the event of a redemption of all of the fund's shares held by a shareholder, all accrued dividends declared on the shares up to the date of redemption are credited to the shareholder's account.

      The board may revise the above dividend policy or postpone the payment of dividends if the fund has or anticipates any large unexpected expense, loss or fluctuation in net assets that, in the opinion of the board, might have a significant adverse effect on shareholders. To date, no situation has arisen to cause the board to take any such action.

                                OTHER INFORMATION

      MASSACHUSETTS BUSINESS TRUST. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a fund could, under certain circumstances, be held personally liable for the obligations of the fund or the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or a fund and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the board members or by any officers or officer by or on behalf of the Trust or the fund, the board members or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from the relevant fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility that Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability would be entitled to reimbursement from the general assets of the relevant fund. The board members intend to conduct each fund's operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

      VOTING RIGHTS. The insurance company separate accounts that fund benefits under variable annuity or variable life insurance contracts are the shareholders of the funds not the individual owners of those contracts. However, the separate accounts may pass through voting rights to contract owners.

      Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all of the board members of the Trust. The shares of a fund will be voted together, except that only the shareholders of a particular class of a fund may vote on matters affecting only that class, such as the terms of a Plan as it relates to the class. The shares of each series will be voted separately, except when an aggregate vote of all the series is required by law.

      The fund does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of the Trust.

      POSSIBLE CONFLICTS. Shares of the funds may serve as the underlying investments for separate accounts of unaffiliated insurance companies ("shared funding") as well as for both annuity and life insurance contracts ("mixed funding"). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The
Trust does not currently foresee any conflict. However, the Trust's board intends to monitor events to identify any material irreconcilable conflict that may arise and to determine what action, if any, should be taken in response to such conflict. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw its investments in one or more funds. This might force a fund to sell securities at disadvantageous prices.



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

      CLASSES OF SHARES. A share of each class of a fund represents an identical interest in that fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to distribution fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different expenses applicable to the different classes of shares of the funds will affect the performance of those classes. Each share of a fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class H and I shares will differ.

      PRIOR NAMES. Prior to November 19, 1997, the Trust was known as "PaineWebber Series Trust." Prior to January 26, 1996, Balanced Portfolio was known as "Asset Allocation Portfolio." Prior to September 21, 1995, Strategic Fixed Income Portfolio was known as "Government Portfolio" and High Grade Fixed Income Portfolio was known as "Fixed Income Portfolio." Prior to August 14, 1995, Growth and Income Portfolio was known as "Dividend Growth Portfolio."

      CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for each fund and employs foreign sub-custodians approved by the respective boards in accordance with applicable requirements under the 1940 Act to provide custody of the foreign assets of those funds that invest outside the United States. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as each fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

      COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the Trust and the funds. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

      AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the Trust.

                              FINANCIAL STATEMENTS

      The funds' Annual Report to Shareholders for their last fiscal year is a separate document supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated by this reference into the Statement of Additional Information.





















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


                                    APPENDIX

                               RATINGS INFORMATION

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

      Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future; Baa. Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from AA through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

DESCRIPTION OF S&P CORPORATE DEBT RATINGS

      AAA. An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong; AA. An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong; A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong; BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation; BB, B, CCC, CC, C. Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions; BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation; B. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation; CCC. An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation; CC. An obligation rated CC is currently highly vulnerable to nonpayment; C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued; D. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      CI. The rating CI is reserved for income bonds on which no interest is being paid.

      Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      r. This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations exposed to severe prepayment risk--such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS AND THEIR DISTRIBUTOR HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL SHARES OF THE FUNDS IN ANY JURISDICTION WHERE THE FUNDS OR THEIR DISTRIBUTOR MAY NOT LAWFULLY SELL THOSE SHARES.

                                        ------------


                                TABLE OF CONTENTS

                                                PAGE
                                                ----

The Funds and Their Investment Policies......     1
The Funds' Investments, Related Risks and
  Limitations................................     4
Strategies Using Derivative Instruments......    21
Organization of the Trust; Trustees and Officers
  and Principal Holders of Securities........    28
Investment Advisory and Distribution
   Arrangements..............................    34
Portfolio Transactions.......................    40
Reduced Sales Charges, Additional Exchange and
   Redemption Information and Other Services.    43
Conversion of Class B Shares.................    47
Valuation of Shares..........................    48
Performance Information......................    48
Taxes........................................    52
Other Information............................    54
Financial Statements.........................    55
Appendix.....................................   A-1


(c)1999 PaineWebber Incorporated

                               Mitchell Hutchins
                                  Series Trust

               --------------------------------------------------

                      Statement of Additional Information
                                  May 1, 1999
               --------------------------------------------------


                                  PAINEWEBBER

                            PART C. OTHER INFORMATION

Item 23. Exhibits
         --------
(1)   Amended and Restated Declaration of Trust 1/

(2)   Restated By-Laws 1/

(3) Instruments defining the rights of holders of the Registrant's shares of beneficial interest 2/

(4)   (a)   Investment  Advisory and Administration
            Contract 1/

      (b) Investment Advisory and Administration Contract relating to Global Growth Portfolio (to be filed)

      (c) Investment Advisory and Administration Fee Agreement with respect to Strategic Fixed Income Portfolio(formerly Government Portfolio)1/

      (d) Investment Advisory and Administration Fee Agreement with respect to Growth and Income Portfolio(formerly Dividend Growth Portfolio) 1/

      (e) Investment Advisory and Administration Fee Agreement with respect to Aggressive Growth Portfolio (to be filed)


      (f) Investment Advisory and Administration Fee Agreement with respect to High Grade Fixed Income Portfolio(formerly Fixed Income Portfolio)1/

      (g) Investment Advisory and Administration Fee Agreement with respect to High Income Portfolio, Small Cap Portfolio, Strategic Income Portfolio and Tactical Allocation Portfolio (to be filed)

      (h) Sub-Investment Advisory Contract with respect to Aggressive Growth Portfolio 1/

      (i) Sub-Advisory Agreement with respect to the Global Growth Portfolio (to be filed)

      (j) Sub-Advisory Agreement with respect to the Strategic Fixed Income Portfolio 3/

(5)   Distribution  Contract  with respect to Class I shares (to be filed)


(6)   Bonus,  profit  sharing  or  pension  plans - none

(7)   (a)   Custodian Agreement with State Street Bank and Trust Company 1/

      (b)   Custodian Agreement with Brown Brothers Harriman & Co.1/

(8)   Transfer Agency Services and Shareholder Services Agreement (to be filed)

(9)   Opinion and consent of counsel (to be filed)

(10) Other opinions, appraisals, rulings and consents: Auditors' consent (to be filed)


(11)  Financial statements omitted from prospectus-none

(12)  Letter of investment intent 1/

(13) Plan of Distribution pursuant to Rule 12b-1with respect to Class I shares (to be filed)

(14)  and

(27)  Financial Data Schedule (to be filed)

(15)  Plan pursuant to Rule 18f-3 1/


----------------------
1/ Incorporated by reference from Post-Effective Amendment No. 26 to the registration statement, SEC file No. 33-10438, filed February 27, 1998.

2/ Incorporated by reference from Articles III, VIII, IX, X, and XI of Registrant's Amended and Restated Declaration of Trust and from Articles II, VII and X of Registrant's Restated By-Laws.

3/ Incorporated by reference from Post-Effective Amendment No. 23 to the registration statement, SEC File No. 33-10438, filed May 1, 1996.


Item 24.     Persons Controlled by or under Common Control with Registrant
             -------------------------------------------------------------

        As of February 15, 1998, more than 99% of the outstanding shares of beneficial interest of each of the nine operating portfolios of the Registrant were owned by American Republic Variable Annuity Account, a segregated investment account of American Republic Insurance Company, American Benefit Variable Annuity Account, a segregated investment account of American Benefit Life Insurance Company and PaineWebber Life Variable Annuity Account, a segregated investment account of PaineWebber Life Insurance Company. More than 99% of the outstanding shares of beneficial interest of each of Fixed Income, Balanced and Aggressive Growth Portfolios is, at the date of this Prospectus, owned by PaineWebber Life Variable Annuity Account. Information about persons controlled by or under common control of American Republic Insurance Company is set forth under Item 26 of the most recent Post-Effective Amendment to the Registration Statement of American Republic Variable Annuity Account, File No. 33-10417, and is hereby incorporated herein by reference. Information about persons controlled by or under common control of American Benefit Life Insurance Company is set forth under Item 26 of the most recent Post-Effective Amendment to the Registration Statement of American Benefit Variable Annuity Account, File No. 33-19254, and is hereby incorporated herein by reference. Information about persons controlled by or under common control of PaineWebber Life Insurance Company is set forth under Item 26 of the most recent Post-Effective Amendment to the Registration Statements of the PaineWebber Life Separate Account, File No. 33-58808 and File No. 33-61488, and is hereby incorporated by reference.

Item 25.  Indemnification
          ---------------

        Section 2 of "Indemnification" in Article X of the Declaration of Trust provides that the appropriate series of the Registrant will indemnify its trustees and officers to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article X, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of "Indemnification" in Article X also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

        Additionally, "Limitation of Liability" in Article X of the Declaration of Trust provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Trust or a particular series thereof; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee or investment adviser of the Registrant.

        Section 2 of Article XI of the Declaration of Trust additionally provides that, subject to the provisions of Section 1 of Article XI and to
Article X, trustees shall not be liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with the advice of counsel or other experts, or failing to follow such advice, with respect to the meaning and operation of the Declaration of Trust.

        Article XI of the By-Laws provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a trustee, officer or employee of the Trust, or is or was serving at the request of the Trust as a trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity or arising out of his or her status as such, whether or not the Registrant would have the power to indemnify him or her against such liability, provided that the Registrant may not acquire insurance protecting any trustee or officer against liability to the Registrant or the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.


        Each Investment Advisory and Administration Contract between Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") and the Registrant provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Each Advisory Contract also provides that the trustees shall not be liable for any obligations of the Registrant or any series under the Contract and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the trustees.

        Each Sub-Advisory Agreement provides that the applicable sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the applicable Portfolio, the Registrant or its shareholders or by Mitchell Hutchins in connection with the matters to which the Sub-Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the sub-adviser's part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Advisory Agreement.


        Section 9 of the Distribution Contract provides that the Trust will indemnify Mitchell Hutchins and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of the Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with the Contract.


        Section 10 of the Distribution Contract contains provisions similar to that of the Investment Advisory and Administration Contract with respect to the Investment Advisory and Administration Contracts limiting the liability of the Trust's trustees.


        Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

        Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is wholly owned by PaineWebber Incorporated ("PaineWebber"), which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV filed on as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.

        Nicholas-Applegate Capital Management ("Nicholas-Applegate"), a California limited partnership, is a registered investment adviser. Nicholas-Applegate's general partner is Nicholas-Applegate Capital Management Inc., a California corporation owned by Arthur E. Nicholas, its director and sole shareholder. Nicholas-Applegate is primarily engaged in the investment advisory business and provides investment advisory services to corporate, institutional and individual clients as well as serving as adviser or sub-adviser to a number of registered investment companies. Information as to the officers and directors of Nicholas-Applegate is included in its Form ADV as filed with the Securities and Exchange Commission (registration number 801-21442) and is incorporated herein by

        Pacific Investment Management Company ("PIMCO"), a Delaware partnership, is a registered investment adviser and a subsidiary general partnership of PIMCO Advisors L.P. ("PIMCO Advisors"). A majority interest in PIMCO Advisors is held by PIMCO Partners, G.P., a general partnership between Pacific Investment Management Company, a California corporation and an indirect wholly owned subsidiary of Pacific Life Insurance Company ("Pacific Life") and PIMCO Partners, L.L.C., a limited liability company controlled by the PIMCO Managing Directors. PIMCO is primarily engaged in the investment advisory business. Information as to the officers and Managing Directors and partners of PIMCO is included in its Form ADV as filed with the Securities and Exchange Commission (registration number 801-48187) and is incorporated herein by reference.


        Invista Capital Management, LLC ("Invista") serves as investment sub-adviser for PaineWebber Global Growth Portfolio. Invista, an Iowa Corporation, is a registered investment adviser and is an indirect, wholly owned subsidiary of Principal Life Insurance Company. Invista is primarily engaged in the investment advisory business. Information as to the officers and directors of Invista is included on its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-23020), and is incorporated herein by reference.


Item 27.  Principal Underwriters
          ----------------------

        (a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following investment companies:



        ALL-AMERICAN TERM TRUST INC.
        GLOBAL HIGH INCOME DOLLAR FUND INC.
        GLOBAL SMALL CAP FUND INC.
        INSURED MUNICIPAL INCOME FUND INC.
        INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
        MANAGED HIGH YIELD FUND INC.
        MANAGED HIGH YIELD PLUS FUND INC.
        MITCHELL HUTCHINS INSTITUTIONAL SERIES
        MITCHELL HUTCHINS PORTFOLIOS
        MITCHELL HUTCHINS SERIES TRUST
        PAINEWEBBER AMERICA FUND
        PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
        PAINEWEBBER INDEX TRUST
        PAINEWEBBER INVESTMENT SERIES
        PAINEWEBBER INVESTMENT TRUST
        PAINEWEBBER INVESTMENT TRUST II
        PAINEWEBBER MANAGED ASSETS TRUST
        PAINEWEBBER MANAGED INVESTMENTS TRUST

        PAINEWEBBER MASTER SERIES, INC.
        PAINEWEBBER MUNICIPAL SERIES
        PAINEWEBBER MUTUAL FUND TRUST
        PAINEWEBBER OLYMPUS FUND
        PAINEWEBBER SECURITIES TRUST
        STRATEGIC GLOBAL INCOME FUND, INC.
        2002 TARGET TERM TRUST INC.

        (b) Mitchell Hutchins is the Registrant's principal underwriter. The directors and officers of Mitchell Hutchins, their principal business addresses, and their positions and offices with Mitchell Hutchins are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins who also serve as trustees or officers of the Registrant. Unless otherwise indicated, the principal business address of each person named is 1285 Avenue of the Americas, New York, NY 10019.


                                 Positions and Office With
     Name                        Registrant                  Positions and Offices With Underwriter
     ----                        ----------                  --------------------------------------

     Margo N. Alexander          Trustee and President       President, Chief Executive Officer and
                                                             Director of Mitchell Hutchins

     T. Kirkham Barneby          Vice President              Managing Director and Chief Investment
                                                             Officer - Quantitative Investments of
                                                             Mitchell Hutchins

     Ellen R. Harris             Vice President              Managing Director and a Portfolio
                                                             Manager of Mitchell Hutchins

     Donald R. Jones             Vice President              First Vice President and a Portfolio
                                                             Manager of Mitchell Hutchins

     James F. Keegan             Vice President              Senior Vice President and a Portfolio
                                                             Manager of Mitchell Hutchins


     John J. Lee                 Vice President and          Vice President and a Manager of the
                                 Assistant Treasurer         Mutual Fund Finance Department of
                                                             Mitchell Hutchins


     Thomas J. Libassi           Vice President              Senior Vice President and a Portfolio
                                                             Manager of Mitchell Hutchins

     Dennis McCauley             Vice President              Managing Director and Chief Investment
                                                             Officer - Fixed Income of Mitchell
                                                             Hutchins


     Ann E. Moran                Vice President and          Vice President and a Manager of the
                                 Assistant Treasurer         Mutual Fund Finance Department of
                                                             Mitchell Hutchins


     Dianne E. O'Donnell         Vice President and          Senior Vice President and Deputy
                                 Secretary                   General Counsel of Mitchell Hutchins

     Emil Polito                 Vice President              Senior Vice President and Director of
                                                             Operations and Control of Mitchell
                                                             Hutchins

     Susan Ryan                  Vice President              Senior Vice President and a Portfolio
                                                             Manager of Mitchell Hutchins

     Victoria E. Schonfeld       Vice President              Managing Director and General Counsel
                                                             of Mitchell Hutchins


     Paul H. Schubert            Vice President and          First Vice President and Director of
                                 Treasurer                   the Mutual Fund Finance Department of
                                                             Mitchell Hutchins



                                      C-5


     Nirmal Singh                Vice President              Senior Vice President and a Portfolio
                                                             Manager of Mitchell Hutchins


     Barney A. Taglialatela      Vice President and          Vice President and a Manager of the
                                 Assistant Treasurer         Mutual Fund Finance Department of
                                                             Mitchell Hutchins

     Mark A. Tincher             Vice President              Managing Director and Chief Investment
                                                             Officer - Equities of Mitchell Hutchins


     Craig M. Varrelman          Vice President              Senior Vice President and a Portfolio
                                                             Manager of Mitchell Hutchins

     Stuart Waugh                Vice President              Managing Director and a Portfolio
                                                             Manager of Mitchell Hutchins

     Keith A. Weller             Vice President and          First Vice President and Associate
                                 Assistant Secretary         Counsel of Mitchell Hutchins


     Ian W. Williams             Vice President and          Vice President and a Manager of the
                                 Assistant Treasurer         Mutual Fund Finance Department of
                                                             Mitchell Hutchins
      (c)    None.



Item 28.  Location of Accounts and Records
          --------------------------------

      The books and other documents required by paragraphs (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment adviser and administrator, Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodians.

Item 29.  Management Services
          -------------------

      Not applicable.

Item 30.  Undertakings
          ------------

      None.

                         MITCHELL HUTCHINS SERIES TRUST

                                  EXHIBIT INDEX

Exhibit
Number
------
(1)   Amended and Restated Declaration of Trust 1/

(2)   Restated By-Laws 1/

(3) Instruments defining the rights of holders of the Registrant's shares of beneficial interest 2/

(4)   (a) Investment  Advisory and Administration
          Contract 1/


      (b) Investment Advisory and Administration Contract relating to Global Growth Portfolio (to be filed)


      (c) Investment Advisory and Administration Fee Agreement with respect to Strategic Fixed Income Portfolio(formerly Government Portfolio)1/

      (d) Investment Advisory and Administration Fee Agreement with respect to Growth and Income Portfolio(formerly Dividend Growth Portfolio) 1/


      (e) Investment Advisory and Administration Fee Agreement with respect to Aggressive Growth Portfolio (to be filed)


      (f) Investment Advisory and Administration Fee Agreement with respect to High Grade Fixed Income Portfolio(formerly Fixed Income Portfolio)1/


      (g) Investment Advisory and Administration Fee Agreement with respect to High Income Portfolio, Small Cap Portfolio, Strategic Income Portfolio and Tactical Allocation Portfolio (to be filed)


      (h) Sub-Investment Advisory Contract with respect to Aggressive Growth Portfolio 1/


      (i) Sub-Advisory Agreement with respect to the Global Growth Portfolio (to be filed)


      (j) Sub-Advisory Agreement with respect to the Strategic Fixed Income Portfolio 3/

(5)   Distribution  Contract  with respect to Class I shares (to be filed)


(6)   Bonus,  profit  sharing  or  pension  plans - none

(7)   (a)   Custodian Agreement with State Street Bank and Trust Company 1/

      (b)   Custodian Agreement with Brown Brothers Harriman & Co.1/

(8)   Transfer Agency Services and Shareholder Services Agreement (to be filed)

(9)   Opinion and consent of counsel (to be filed)

(10) Other opinions, appraisals, rulings and consents: Auditors' consent (to be filed)

(11)  Financial statements omitted from prospectus-none

(12)  Letter of investment intent 1/

(13) Plan of Distribution pursuant to Rule 12b-1with respect to Class I shares (to be filed)

(14) and

(27) Financial Data Schedule (to be filed)

(15) Plan pursuant to Rule 18f-3 1/

----------------------
1/ Incorporated by reference from Post-Effective Amendment No. 26 to the registration statement, SEC file No. 33-10438, filed February 27, 1998.

2/ Incorporated by reference from Articles III, VIII, IX, X, and XI of Registrant's Amended and Restated Declaration of Trust and from Articles II, VII and X of Registrant's Restated By-Laws.

3/ Incorporated by reference from Post-Effective Amendment No. 23 to the registration statement, SEC File No. 33-10438, filed May 1, 1996.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 24th day of February, 1999.

                              MITCHELL HUTCHINS SERIES TRUST

                              By:  /s/ Dianne E. O'Donnell
                                   ----------------------------
                                   Dianne E. O'Donnell
                                   Vice President and Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature                        Title                         Date
---------                        -----                         ----
/s/ Margo N. Alexander           President and Trustee         February 24, 1999
--------------------------       (Chief Executive Officer)
Margo N. Alexander *

/s/ E. Garrett Bewles. Jr.       Trustee and Chairman          February 24, 1999
--------------------------       of the Board of Trustees
E. Garrett Bewkes, Jr. *

/s/ Richard Q. Armstrong         Trustee                       February 24, 1999
--------------------------
Richard Q. Armstrong *

/s/ Richard R. Burt              Trustee                       February 24, 1999
--------------------------
Richard R. Burt *

/s/ Mary C. Farrell              Trustee                       February 24, 1999
--------------------------
Mary C. Farrell *

/s/ Meyer Feldberg               Trustee                       February 24, 1999
--------------------------
Meyer Feldberg *

/s/ George W. Gowen              Trustee                       February 24, 1999
--------------------------
George W. Gowen *

/s/ Frederic V. Malek            Trustee                       February 24, 1999
--------------------------
Frederic V. Malek *

/s/ Carl W. Schafer              Trustee                       February 24, 1999
--------------------------
Carl W. Schafer *

/s/ Paul H. Schubert             Vice President and Treasurer  February 24, 1999
--------------------------       (Chief Financial and
Paul H. Schubert                 Accounting Officer)

* Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 21, 1996 and incorporated by reference from Post-Effective Amendment No. 30 to the registration statement of PaineWebber Managed Municipal Trust, SEC File 2-89016, filed June 27, 1996.

                         MITCHELL HUTCHINS SERIES TRUST

                                  EXHIBIT INDEX

Exhibit
Number
------
(1)   Amended and Restated Declaration of Trust 1/

(2)   Restated By-Laws 1/

(3) Instruments defining the rights of holders of the Registrant's shares of beneficial interest 2/

(4)   (a)   Investment  Advisory and Administration
            Contract 1/

      (b) Investment Advisory and Administration Contract relating to Global Growth Portfolio (to be filed)

      (c) Investment Advisory and Administration Fee Agreement with respect to Strategic Fixed Income Portfolio(formerly Government Portfolio)1/

      (d) Investment Advisory and Administration Fee Agreement with respect to Growth and Income Portfolio(formerly Dividend Growth Portfolio) 1/

      (e) Investment Advisory and Administration Fee Agreement with respect to Aggressive Growth Portfolio (to be filed)

      (f) Investment Advisory and Administration Fee Agreement with respect to High Grade Fixed Income Portfolio(formerly Fixed Income Portfolio)1/

      (g) Investment Advisory and Administration Fee Agreement with respect to High Income Portfolio, Small Cap Portfolio, Strategic Income Portfolio and Tactical Allocation Portfolio (to be filed)

      (h) Sub-Investment Advisory Contract with respect to Aggressive Growth Portfolio 1/

      (i) Sub-Advisory Agreement with respect to the Global Growth Portfolio (to be filed)

      (j) Sub-Advisory Agreement with respect to the Strategic Fixed Income Portfolio 3/

(5)   Distribution  Contract  with respect to Class I shares (to be filed)

(6)   Bonus,  profit  sharing  or  pension  plans - none

(7)   (a)   Custodian Agreement with State Street Bank and Trust Company 1/

      (b)   Custodian Agreement with Brown Brothers Harriman & Co.1/

(8)   Transfer Agency Services and Shareholder Services Agreement (to be filed)

(9)   Opinion and consent of counsel (to be filed)

(10) Other opinions, appraisals, rulings and consents: Auditors' consent (to be filed)

(11)  Financial statements omitted from prospectus-none

(12)  Letter of investment intent 1/

(13) Plan of Distribution pursuant to Rule 12b-1with respect to Class I shares (to be filed)

(14)  and

(27)  Financial Data Schedule (to be filed)

(15)  Plan pursuant to Rule 18f-3 1/

----------------------

1/ Incorporated by reference from Post-Effective Amendment No. 26 to the registration statement, SEC file No. 33-10438, filed February 27, 1998.

2/ Incorporated by reference from Articles III, VIII, IX, X, and XI of Registrant's Amended and Restated Declaration of Trust and from Articles II, VII and X of Registrant's Restated By-Laws.

3/ Incorporated by reference from Post-Effective Amendment No. 23 to the registration statement, SEC File No. 33-10438, filed May 1, 1996.